UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

California Municipal Money Market Fund Investor Shares - VCTXX

California Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VCADX

California Intermediate-Term Tax-Exempt Fund Investor Shares - VCAIX

California Long-Term Tax-Exempt Fund Admiral™ Shares - VCLAX

California Long-Term Tax-Exempt Fund Investor Shares - VCITX

California Tax-Exempt Bond ETF ETF Shares - VTEC

Vanguard California Municipal Money Market Fund

Investor Shares (VCTXX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of November 30, 2024)

1 to 7 Days	87.1%
8 to 30 Days	2.0%
31 to 60 Days	4.6%
61 to 90 Days	4.6%
91 to 180 Days	0.7%
Over 180 Days	0.6%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,710
Number of Portfolio Holdings	237
Total Investment Advisory Fees (in thousands)	$888

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR62

Vanguard California Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VCADX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal CA Intermediate Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund to outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. The most value was added through security selection, particularly within general obligation bonds, school districts, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,577	$50,488	$50,615
2015	$50,345	$50,261	$50,356
2015	$50,800	$50,707	$50,774
2015	$51,507	$51,425	$51,549
2016	$52,606	$52,503	$52,613
2016	$53,136	$52,729	$53,312
2016	$53,978	$53,448	$54,266
2016	$51,239	$50,829	$51,436
2017	$52,486	$52,142	$52,747
2017	$53,797	$53,448	$54,090
2017	$54,429	$53,976	$54,745
2017	$53,914	$53,099	$54,308
2018	$53,719	$52,864	$54,067
2018	$54,323	$53,455	$54,692
2018	$54,645	$53,854	$55,013
2018	$54,497	$53,811	$54,921
2019	$55,818	$55,267	$56,299
2019	$57,439	$56,656	$58,195
2019	$58,913	$57,944	$59,809
2019	$58,689	$57,711	$59,585
2020	$60,406	$59,230	$61,625
2020	$59,837	$59,255	$60,510
2020	$60,768	$60,091	$61,745
2020	$61,403	$60,546	$62,501
2021	$60,992	$59,888	$62,277
2021	$61,916	$60,548	$63,376
2021	$62,282	$60,973	$63,841
2021	$62,145	$60,594	$63,733
2022	$60,407	$58,778	$61,866
2022	$58,124	$56,763	$59,070
2022	$57,687	$56,878	$58,330
2022	$57,891	$56,779	$58,227
2023	$58,358	$57,274	$58,713
2023	$58,835	$57,553	$59,359
2023	$58,957	$57,634	$59,325
2023	$60,065	$58,733	$60,720
2024	$61,446	$59,745	$61,894
2024	$60,582	$58,245	$60,946
2024	$62,490	$60,361	$62,937
2024	$63,164	$60,751	$63,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.16%	1.48%	2.36%
Bloomberg Municipal CA Intermediate Bond Index	3.44%	1.03%	1.97%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.9%
1 to 3 Years	7.7%
3 to 5 Years	13.7%
5 to 10 Years	28.6%
10 to 20 Years	42.1%
20 to 30 Years	1.3%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$16,266
Number of Portfolio Holdings	4,817
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$1,615

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5100

Vanguard California Intermediate-Term Tax-Exempt Fund

Investor Shares (VCAIX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg Municipal CA Intermediate Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund to outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. The most value was added through security selection, particularly within general obligation bonds, school districts, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,113	$10,098	$10,123
2015	$10,065	$10,052	$10,071
2015	$10,154	$10,141	$10,155
2015	$10,293	$10,285	$10,310
2016	$10,511	$10,501	$10,523
2016	$10,614	$10,546	$10,662
2016	$10,779	$10,690	$10,853
2016	$10,229	$10,166	$10,287
2017	$10,476	$10,428	$10,549
2017	$10,735	$10,690	$10,818
2017	$10,858	$10,795	$10,949
2017	$10,753	$10,620	$10,862
2018	$10,711	$10,573	$10,813
2018	$10,829	$10,691	$10,938
2018	$10,891	$10,771	$11,003
2018	$10,860	$10,762	$10,984
2019	$11,121	$11,053	$11,260
2019	$11,442	$11,331	$11,639
2019	$11,733	$11,589	$11,962
2019	$11,686	$11,542	$11,917
2020	$12,026	$11,846	$12,325
2020	$11,910	$11,851	$12,102
2020	$12,093	$12,018	$12,349
2020	$12,217	$12,109	$12,500
2021	$12,133	$11,978	$12,455
2021	$12,314	$12,110	$12,675
2021	$12,385	$12,195	$12,768
2021	$12,355	$12,119	$12,747
2022	$12,007	$11,756	$12,373
2022	$11,551	$11,353	$11,814
2022	$11,462	$11,376	$11,666
2022	$11,500	$11,356	$11,645
2023	$11,590	$11,455	$11,743
2023	$11,683	$11,511	$11,872
2023	$11,705	$11,527	$11,865
2023	$11,922	$11,747	$12,144
2024	$12,194	$11,949	$12,379
2024	$12,020	$11,649	$12,189
2024	$12,396	$12,072	$12,587
2024	$12,527	$12,150	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.07%	1.40%	2.28%
Bloomberg Municipal CA Intermediate Bond Index	3.44%	1.03%	1.97%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.9%
1 to 3 Years	7.7%
3 to 5 Years	13.7%
5 to 10 Years	28.6%
10 to 20 Years	42.1%
20 to 30 Years	1.3%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$16,266
Number of Portfolio Holdings	4,817
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$1,615

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR100

Vanguard California Long-Term Tax-Exempt Fund

Admiral™ Shares (VCLAX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg CA Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. Security selection, particularly within general obligation bonds, school districts, and hospitals, added the most value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,781	$50,675	$50,615
2015	$50,534	$50,433	$50,356
2015	$51,088	$50,912	$50,774
2015	$52,058	$51,652	$51,549
2016	$53,247	$52,698	$52,613
2016	$54,320	$53,428	$53,312
2016	$55,526	$54,389	$54,266
2016	$51,823	$51,367	$51,436
2017	$53,291	$52,683	$52,747
2017	$54,928	$54,042	$54,090
2017	$55,801	$54,671	$54,745
2017	$55,620	$54,300	$54,308
2018	$55,202	$54,063	$54,067
2018	$56,098	$54,815	$54,692
2018	$56,295	$55,133	$55,013
2018	$56,063	$54,900	$54,921
2019	$57,396	$56,143	$56,299
2019	$59,791	$58,156	$58,195
2019	$61,749	$59,796	$59,809
2019	$61,459	$59,590	$59,585
2020	$63,861	$61,620	$61,625
2020	$62,624	$60,824	$60,510
2020	$63,837	$61,812	$61,745
2020	$64,804	$62,575	$62,501
2021	$64,255	$61,990	$62,277
2021	$65,771	$63,086	$63,376
2021	$66,261	$63,561	$63,841
2021	$66,293	$63,477	$63,733
2022	$64,217	$61,529	$61,866
2022	$60,609	$58,731	$59,070
2022	$59,411	$58,178	$58,330
2022	$59,789	$58,221	$58,227
2023	$60,187	$58,621	$58,713
2023	$60,978	$59,248	$59,359
2023	$61,019	$59,383	$59,325
2023	$62,482	$60,674	$60,720
2024	$64,269	$61,860	$61,894
2024	$63,412	$60,807	$60,946
2024	$65,656	$62,729	$62,937
2024	$66,612	$63,496	$63,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.61%	1.62%	2.91%
Bloomberg CA Municipal Bond Index	4.65%	1.28%	2.42%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.2%
1 to 3 Years	2.2%
3 to 5 Years	4.5%
5 to 10 Years	14.8%
10 to 20 Years	35.2%
20 to 30 Years	30.3%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,689
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$558

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR575

Vanguard California Long-Term Tax-Exempt Fund

Investor Shares (VCITX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg CA Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation fell below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. As the yield advantage of lower- versus higher-rated issues narrowed, pushing their prices higher, the Fund’s overweight to lower-rated bonds also helped performance. Security selection, particularly within general obligation bonds, school districts, and hospitals, added the most value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,154	$10,135	$10,123
2015	$10,103	$10,087	$10,071
2015	$10,211	$10,182	$10,155
2015	$10,403	$10,330	$10,310
2016	$10,639	$10,540	$10,523
2016	$10,851	$10,686	$10,662
2016	$11,089	$10,878	$10,853
2016	$10,346	$10,273	$10,287
2017	$10,636	$10,537	$10,549
2017	$10,960	$10,809	$10,818
2017	$11,132	$10,934	$10,949
2017	$11,093	$10,860	$10,862
2018	$11,007	$10,813	$10,813
2018	$11,183	$10,963	$10,938
2018	$11,220	$11,027	$11,003
2018	$11,172	$10,980	$10,984
2019	$11,436	$11,229	$11,260
2019	$11,911	$11,631	$11,639
2019	$12,298	$11,959	$11,962
2019	$12,238	$11,918	$11,917
2020	$12,714	$12,324	$12,325
2020	$12,465	$12,165	$12,102
2020	$12,704	$12,362	$12,349
2020	$12,894	$12,515	$12,500
2021	$12,782	$12,398	$12,455
2021	$13,081	$12,617	$12,675
2021	$13,176	$12,712	$12,768
2021	$13,180	$12,695	$12,747
2022	$12,764	$12,306	$12,373
2022	$12,045	$11,746	$11,814
2022	$11,804	$11,636	$11,666
2022	$11,877	$11,644	$11,645
2023	$11,954	$11,724	$11,743
2023	$12,108	$11,850	$11,872
2023	$12,114	$11,877	$11,865
2023	$12,402	$12,135	$12,144
2024	$12,754	$12,372	$12,379
2024	$12,581	$12,161	$12,189
2024	$13,024	$12,546	$12,587
2024	$13,211	$12,699	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.52%	1.54%	2.82%
Bloomberg CA Municipal Bond Index	4.65%	1.28%	2.42%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.2%
1 to 3 Years	2.2%
3 to 5 Years	4.5%
5 to 10 Years	14.8%
10 to 20 Years	35.2%
20 to 30 Years	30.3%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,689
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	81%
Total Investment Advisory Fees (in thousands)	$558

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR75

Vanguard California Tax-Exempt Bond ETF

ETF Shares (VTEC) CBOE BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7Footnote Reference1	0.08%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on January 26, 2024, through November 30, 2024, the Fund performed in line with its benchmark, the S&P California AMT-Free Municipal Bond Index. The Fund seeks to track this index, which measures the investment-grade segment of the California municipal bond market.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears, and inflation dropped below 3% in July. The Federal Reserve began to cut short-term interest rates in September. This pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  California remains a highly rated state, with substantial resources and financial flexibility. These are the most relevant themes for municipal bond creditors, notwithstanding attention-grabbing headlines about California’s outmigration and budget deficits.

  California munis near the bottom rung of the investment-grade credit ladder outperformed their higher-rated counterparts. By maturity, munis with maturities of 20–30 years posted the strongest returns for the period under review.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2024, Through November 30, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value Net Asset Value	S&P California AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,318	$10,322	$10,369

Average Annual Total Returns

Since Inception 1/26/24
ETF Shares Net Asset Value	3.18%
ETF Shares Market Price	3.27%
S&P California AMT-Free Municipal Bond Index	3.22%
Bloomberg Municipal Bond IndexFootnote Reference*	3.69%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect new regulatory requirements. The Bloomberg Municipal Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.4%
1 to 3 Years	8.4%
3 to 5 Years	8.9%
5 to 10 Years	19.7%
10 to 20 Years	29.6%
20 to 30 Years	24.9%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$533
Number of Portfolio Holdings	2,349
Portfolio Turnover Rate	80%
Total Investment Advisory Fees (in thousands)	$3

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV038

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$122,000	$84,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$122,000	$84,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
California Municipal Money Market Fund	1
California Intermediate-Term Tax-Exempt Fund	12
California Long-Term Tax-Exempt Fund	95
Report of Independent Registered Public Accounting Firm	125
Tax information	126

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (23.7%)
[1]	Bay Area Toll Authority Health, Hospital, Nursing Home Revenue TOB	2.790%	12/6/24	3,000	3,000
[1]	California Educational Facilities Authority College & University Revenue TOB	2.870%	12/5/24	8,990	8,990
[1]	California Educational Facilities Authority College & University Revenue TOB	2.870%	12/5/24	4,000	4,000
[1]	California General Fund Revenue TOB	2.890%	12/5/24	1,705	1,705
[1]	California GO TOB	2.870%	12/5/24	6,260	6,260
[1]	California GO TOB	2.890%	12/5/24	2,170	2,170
[1]	California GO TOB	2.890%	12/5/24	2,375	2,375
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.860%	12/5/24	43,000	43,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.890%	12/5/24	1,000	1,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.060%	12/5/24	11,407	11,407
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.060%	12/5/24	26,982	26,982
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.880%	12/6/24	19,300	19,300
[1]	California Multi-Family Revenue TOB	3.350%	12/2/24	50,170	50,170
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	2.880%	12/6/24	33,000	33,000
[1,2]	California Municipal Finance Authority Resource Recovery Revenue TOB	3.060%	12/5/24	20,240	20,240
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	2.970%	12/2/24	35,340	35,340
[1]	California State University College & University Revenue TOB	2.820%	12/6/24	1,800	1,800
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB	2.880%	12/5/24	3,045	3,045
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	2.880%	12/6/24	8,565	8,565
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	3.400%	12/2/24	11,766	11,766
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB	2.990%	12/2/24	56,050	56,050
[1]	Chaffey Joint Union High School District GO TOB	2.790%	12/6/24	4,760	4,760
[1]	Clovis Unified School District GO TOB	2.870%	12/5/24	2,500	2,500
[1]	East Bay Municipal Utility District Water System Water Revenue TOB	2.870%	12/5/24	2,400	2,400
[1,3]	FHLMC Multifamily Certificates Revenue TOB	3.350%	12/2/24	90,920	90,920
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB	2.810%	12/6/24	2,845	2,845
[1,4]	Irvine Facilities Financing Authority Special Tax Revenue TOB	2.920%	12/5/24	5,000	5,000
[1,2]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	3.110%	12/5/24	8,000	8,000
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB	3.110%	12/5/24	11,540	11,540
[1,4]	Long Beach Community College District GO TOB	3.100%	12/2/24	12,104	12,104
[1,4]	Long Beach Community College District GO TOB	2.920%	12/5/24	6,470	6,470
[1]	Los Angeles CA Unified School District GO TOB	2.870%	12/5/24	9,625	9,625
[1]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB	2.870%	12/5/24	1,400	1,400
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.890%	12/5/24	4,800	4,800
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.910%	12/5/24	15,405	15,405
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.910%	12/5/24	2,250	2,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.910%	12/5/24	1,665	1,665
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.920%	12/5/24	4,000	4,000
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.920%	12/5/24	1,500	1,500
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.810%	12/6/24	5,515	5,515
[1]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB	2.880%	12/5/24	4,665	4,665
[1]	Los Angeles Department of Water & Power Water Revenue TOB	2.880%	12/5/24	6,250	6,250
[1]	Los Angeles Unified School District GO TOB	2.870%	12/5/24	5,595	5,595
[1]	Mount San Antonio Community College District GO TOB	2.880%	12/5/24	1,580	1,580
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDP	3.600%	12/2/24	150,800	150,800
[1,2]	PIMCO California Flexible Municipal Income Fund TOB VRDP	3.110%	12/5/24	13,015	13,015
[1]	Port of Los Angeles Port, Airport & Marina Revenue TOB	2.870%	12/5/24	1,500	1,500
[1]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	2.890%	12/5/24	8,765	8,765
[1]	Sacramento CA Water Revenue TOB	2.890%	12/5/24	3,800	3,800
[1,2]	Sacramento County Housing Authority Local or Guaranteed Housing Revenue TOB	2.930%	12/5/24	2,770	2,770
[1]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB	2.890%	12/5/24	2,650	2,650
[1]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB	2.790%	12/6/24	2,670	2,670
[1,2]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB	3.100%	12/2/24	8,410	8,410
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB	2.920%	12/5/24	7,235	7,235
[1]	San Diego Unified School District GO TOB	2.870%	12/5/24	2,000	2,000
[1]	San Diego Unified School District GO TOB	2.870%	12/5/24	2,675	2,675
[1]	San Diego Unified School District GO TOB	2.790%	12/6/24	5,830	5,830
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.870%	12/5/24	3,660	3,660
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.890%	12/5/24	1,875	1,875

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport GO TOB	2.840%	12/6/24	4,165	4,165
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.900%	12/5/24	1,675	1,675
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.910%	12/5/24	4,215	4,215
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.910%	12/5/24	3,750	3,750
[1,2,4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB	3.400%	12/2/24	10,000	10,000
[1,2,4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB	3.400%	12/2/24	15,000	15,000
[1]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB	2.870%	12/5/24	2,135	2,135
[1]	San Jose CA GO TOB	2.890%	12/5/24	4,000	4,000
[1]	San Luis Coastal Unified School District GO TOB	3.100%	12/2/24	4,000	4,000
[1]	San Mateo Union High School District GO TOB	3.100%	12/2/24	10,021	10,021
[1]	Southern California Public Power Authority Electric Power & Light Revenue TOB	2.870%	12/5/24	8,330	8,330
[1]	Southern California Public Power Authority Electric Power & Light Revenue TOB	2.890%	12/5/24	8,335	8,335
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue TOB	3.100%	12/2/24	3,750	3,750
[1]	University of California College & University Revenue (Limited Project) TOB	2.870%	12/5/24	5,625	5,625
[1]	University of California College & University Revenue TOB	2.860%	12/5/24	5,690	5,690
[1]	University of California College & University Revenue TOB	2.870%	12/5/24	2,000	2,000
[1]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	2.890%	12/5/24	1,875	1,875
[1]	Ventura Unified School District GO TOB	2.890%	12/5/24	885	885
[1,2]	Washington Township Health Care District GO TOB	2.890%	12/5/24	1,745	1,745
[1]	West County Facilities Financing Authority Intergovernmental Agreement Revenue TOB	2.890%	12/5/24	4,015	4,015
Total Tender Option Bond (Cost $879,820)					879,820
Variable Rate Demand Note (61.3%)
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.700%	12/5/24	10,000	10,000
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	79,650	79,650
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	4,150	4,150
[2]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	2.170%	12/5/24	2,315	2,315
[2]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	2.450%	12/5/24	9,305	9,305
[2]	Anaheim Housing & Public Improvements Authority Water Revenue (Water System Project) VRDO	2.500%	12/2/24	4,300	4,300
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/2/24	4,900	4,900
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.600%	12/2/24	19,085	19,085
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.760%	12/5/24	3,300	3,300
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.760%	12/5/24	22,600	22,600
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.760%	12/5/24	10,750	10,750
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.880%	12/5/24	10,000	10,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.000%	12/5/24	7,505	7,505
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.250%	12/5/24	62,750	62,750
[2]	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	2.400%	12/4/24	50,000	50,000
[1]	BlackRock California Municipal Income Trust VRDO VRDP	3.000%	12/5/24	10,000	10,000
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	3.000%	12/5/24	35,000	35,000
	California Educational Facilities Authority College & University Revenue VRDO	1.760%	12/5/24	39,635	39,635
	California Educational Facilities Authority College & University Revenue VRDO	2.000%	12/5/24	34,200	34,200
[2]	California GO VRDO	1.650%	12/4/24	5,000	5,000
[2]	California GO VRDO	1.700%	12/4/24	46,735	46,735
[2]	California GO VRDO	1.720%	12/4/24	13,000	13,000
[2]	California GO VRDO	1.750%	12/4/24	31,800	31,800
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/2/24	7,325	7,325
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	12/4/24	5,000	5,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.700%	12/4/24	50,935	50,935
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	12/4/24	32,300	32,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/4/24	38,100	38,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/4/24	48,600	48,600
	California Municipal Finance Authority Industrial Revenue (ExxonMobil Project) VRDO	2.620%	12/2/24	7,270	7,270
	California Municipal Finance Authority Industrial Revenue VRDO	2.500%	12/2/24	860	860
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.980%	12/4/24	57,425	57,425
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	3,665	3,665
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	2.700%	12/2/24	8,000	8,000
	California Pollution Control Financing Authority Industrial Revenue (ExxonMobil Project) VRDO	2.620%	12/2/24	13,995	13,995
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	1.800%	12/4/24	49,600	49,600
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	12/4/24	35,010	35,010
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	1.800%	12/4/24	30,000	30,000
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	3,500	3,500
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/5/24	39,235	39,235
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (IAC Project) VRDO	2.600%	12/2/24	6,000	6,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.750%	12/5/24	15,000	15,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	15,000	15,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	16,285	16,285
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	11,130	11,130
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	2,100	2,100
[2]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	2.300%	12/5/24	14,610	14,610
[2]	Irvine CA Special Assessment Revenue VRDO	1.800%	12/2/24	10,023	10,023
[2]	Irvine CA Special Assessment Revenue VRDO	1.800%	12/2/24	2,435	2,435
[2]	Irvine CA Special Assessment Revenue VRDO	1.800%	12/2/24	5,090	5,090
[2]	Irvine CA Special Assessment Revenue VRDO	1.800%	12/2/24	1,840	1,840
[2]	Irvine CA Special Assessment Revenue VRDO	2.600%	12/2/24	18,285	18,285
[2]	Irvine CA Special Assessment Revenue VRDO	2.600%	12/2/24	6,751	6,751
[2]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	1.800%	12/2/24	7,575	7,575
[2]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	2.600%	12/2/24	10,600	10,600
[2]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	1.940%	12/5/24	9,400	9,400
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.500%	12/2/24	43,720	43,720
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.500%	12/2/24	8,075	8,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.600%	12/2/24	5,970	5,970
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.600%	12/2/24	64,450	64,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.650%	12/2/24	12,400	12,400
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.100%	12/2/24	21,600	21,600
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.500%	12/2/24	5,300	5,300
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.600%	12/2/24	24,650	24,650
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.650%	12/2/24	4,155	4,155
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	1.600%	12/5/24	39,100	39,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	1.700%	12/5/24	20,000	20,000
	Metropolitan Water District of Southern California Water Revenue VRDO	1.700%	12/5/24	20,000	20,000
[2]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.750%	12/5/24	31,540	31,540
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.890%	12/5/24	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.890%	12/5/24	24,000	24,000
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.930%	12/5/24	9,500	9,500
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.930%	12/5/24	19,100	19,100
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.950%	12/5/24	79,100	79,100
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	2,800	2,800
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	2.600%	12/5/24	5,000	5,000
[2]	Rancho Water District Community Facilities District No. 89-5 Special Tax Revenue VRDO	1.820%	12/4/24	4,120	4,120
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	2,760	2,760
[2]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	1.970%	12/5/24	14,770	14,770
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	8,810	8,810
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	16,200	16,200
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	825	825
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	4,215	4,215
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	4,620	4,620
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	5,400	5,400
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	2,045	2,045
[2]	San Diego County CA COP VRDO	1.920%	12/5/24	1,900	1,900
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.750%	12/4/24	20,000	20,000
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.780%	12/4/24	99,540	99,540
[2]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue (Mercy Terrace Project) VRDO	1.900%	12/5/24	7,825	7,825
[2]	San Jose CA Local or Guaranteed Housing Revenue VRDO	2.600%	12/5/24	1,900	1,900
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	1.900%	12/5/24	1,805	1,805
[2]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	12/4/24	31,290	31,290
[2]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	2.040%	12/5/24	1,440	1,440
[2]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	2.000%	12/2/24	26,235	26,235
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) VRDO	1.760%	12/5/24	9,900	9,900
	University of California College & University Revenue VRDO	2.500%	12/2/24	57,510	57,510
	University of California College & University Revenue VRDO	2.600%	12/2/24	71,510	71,510
	University of California College & University Revenue VRDO	2.600%	12/2/24	59,455	59,455
	University of California College & University Revenue VRDO	2.600%	12/2/24	20,935	20,935
	University of California College & University Revenue VRDO	1.860%	12/5/24	18,660	18,660
	University of California College & University Revenue VRDO	2.350%	12/5/24	60,555	60,555
	University of California College & University Revenue VRDO	2.350%	12/5/24	26,700	26,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	20,505	20,505
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	58,880	58,880
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	17,020	17,020
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	4,000	4,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	14,550	14,550
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/5/24	9,200	9,200
[2]	Western Municipal Water District Facilities Authority Water Revenue VRDO	1.750%	12/5/24	27,445	27,445
Total Variable Rate Demand Note (Cost $2,273,909)					2,273,909
Other Municipal Security (0.9%)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	6,000	6,033
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	2,000	2,011
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	9,000	9,078
	Los Angeles Unified School District GO	5.000%	7/1/25	10,000	10,131
	Riverside County CA General Fund Revenue	3.000%	10/17/25	5,000	5,009
Total Other Municipal Security (Cost $32,262)					32,262
Non-Financial Company Commercial Paper (13.7%)
	California CP	3.030%	12/3/24	15,730	15,730
	California Department of Water Resources CP	3.080%	1/16/25	14,203	14,203
	California Educational Facilities Authority CP	3.580%	2/18/25	6,300	6,300
	California Educational Facilities Authority CP	2.800%	4/3/25	13,750	13,750
	California GO CP	3.000%	12/11/24	6,247	6,247
	California GO CP	2.950%	1/9/25	10,000	10,000
	California GO CP	2.950%	2/3/25	5,915	5,915
	California Health Facilities Financing Authority CP	2.950%	1/8/25	10,025	10,025
	California Health Facilities Financing Authority CP	2.950%	1/15/25	31,005	31,005
	California Health Facilities Financing Authority CP	3.050%	2/12/25	13,800	13,800
	California State University Institute CP	2.750%	2/5/25	3,658	3,658
	California State University Institute CP	2.750%	2/5/25	3,400	3,400
	California Statewide Communities Development Authority CP	3.100%	12/3/24	10,750	10,750
	California Statewide Communities Development Authority CP	3.150%	12/3/24	9,950	9,950
	California Statewide Communities Development Authority CP	2.950%	1/7/25	17,000	17,000
	California Statewide Communities Development Authority CP	2.950%	1/7/25	15,700	15,700
	California Statewide Communities Development Authority CP	2.950%	1/9/25	25,000	25,000
	California Statewide Communities Development Authority CP	2.950%	1/14/25	9,750	9,745
	California Statewide Communities Development Authority CP	3.080%	1/15/25	19,865	19,865
	California Statewide Communities Development Authority CP	3.000%	1/16/25	1,670	1,670
	California Statewide Communities Development Authority CP	2.950%	2/4/25	15,000	15,000
	California Statewide Communities Development Authority CP	2.980%	2/5/25	6,500	6,500
	California Statewide Communities Development Authority CP	3.000%	2/6/25	36,250	36,250
	California Statewide Communities Development Authority CP	3.000%	2/6/25	3,000	3,000
	California Statewide Communities Development Authority CP	3.100%	3/13/25	6,500	6,500
	Los Angeles CA Wastewater System Revenue CP	3.100%	12/9/24	14,900	14,900
	Los Angeles County Capital Asset Leasing Corp. CP	2.950%	12/5/24	5,470	5,470
	Los Angeles County Capital Asset Leasing Corp. CP	3.000%	12/10/24	10,000	10,000
	Los Angeles County Capital Asset Leasing Corp. CP	3.000%	12/11/24	4,200	4,200
	Los Angeles County Capital Asset Leasing Corp. CP	2.950%	1/9/25	5,000	5,000
	Municipal Improvement Corp. of Los Angeles CP	3.000%	12/4/24	8,800	8,800
	Municipal Improvement Corp. of Los Angeles CP	3.000%	12/10/24	10,300	10,300
	Municipal Improvement Corp. of Los Angeles CP	3.000%	12/10/24	8,000	8,000
	San Diego County Water Authority CP	2.920%	2/3/25	35,000	35,000
	San Francisco City & County Public Utilities Commission Power Revenue CP	3.000%	1/7/25	10,000	10,000
	University of California CP	3.000%	12/4/24	4,300	4,300
	University of California CP	2.950%	12/5/24	6,480	6,480
	University of California CP	2.950%	12/5/24	15,000	15,000
	University of California CP	3.100%	12/5/24	1,000	1,000
	University of California CP	3.750%	12/19/24	20,000	20,000
	University of California CP	3.100%	2/18/25	27,885	27,885
	University of California CP	3.100%	2/19/25	5,450	5,450

California Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California CP	3.100%	2/24/25	7,500	7,500
Total Non-Financial Company Commercial Paper (Cost $510,248)				510,248
Total Investments (99.6%) (Cost $3,696,239)				3,696,239
Other Assets and Liabilities—Net (0.4%)				13,267
Net Assets (100%)				3,709,506
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $1,023,520,000, representing 27.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,696,239)	3,696,239
Investment in Vanguard	101
Cash	14
Receivables for Investment Securities Sold	9
Receivables for Accrued Income	11,974
Receivables for Capital Shares Issued	3,546
Other Assets	1,001
Total Assets	3,712,884
Liabilities
Payables for Capital Shares Redeemed	1,910
Payables for Distributions	1,226
Payables to Vanguard	242
Total Liabilities	3,378
Net Assets	3,709,506
At November 30, 2024, net assets consisted of:

Paid-in Capital	3,709,004
Total Distributable Earnings (Loss)	502
Net Assets	3,709,506

Net Assets
Applicable to 3,708,005,818 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,709,506
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	108,981
Total Income	108,981
Expenses
The Vanguard Group—Note B
Investment Advisory Services	888
Management and Administrative	4,604
Marketing and Distribution	255
Custodian Fees	32
Auditing Fees	26
Shareholders’ Reports and Proxy Fees	47
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	5,869
Expenses Paid Indirectly	(32)
Net Expenses	5,837
Net Investment Income	103,144
Realized Net Gain (Loss) on Investment Securities Sold	28
Net Increase (Decrease) in Net Assets Resulting from Operations	103,172

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,144	100,396
Realized Net Gain (Loss)	28	207
Net Increase (Decrease) in Net Assets Resulting from Operations	103,172	100,603
Distributions
Total Distributions	(102,986)	(100,532)
Capital Share Transactions (at $1.00 per share)
Issued	2,107,820	2,599,641
Issued in Lieu of Cash Distributions	84,767	84,688
Redeemed	(2,052,615)	(3,294,857)
Net Increase (Decrease) from Capital Share Transactions	139,972	(610,528)
Total Increase (Decrease)	140,158	(610,457)
Net Assets
Beginning of Period	3,569,348	4,179,805
End of Period	3,709,506	3,569,348

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0283	.0250	.0073	.0001	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	(.0002)	—	—
Total from Investment Operations	.0283	.0251	.0071	.0001	.005
Distributions
Dividends from Net Investment Income	(.0283)	(.0251)	(.0071)	(.0001)	(.005)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0283)	(.0251)	(.0071)	(.0001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.86%	2.54%	0.72%	0.01%	0.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,710	$3,569	$4,180	$3,893	$4,595
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.16%[5]	0.14%[5]	0.06%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.50%	0.73%	0.01%	0.49%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the years ended November 30, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.16%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $101,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

California Municipal Money Market Fund
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,728
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(1,226)
Total	502
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	102,751	100,408
Ordinary Income*	84	17
Long-Term Capital Gains	151	107
Total	102,986	100,532
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,696,239
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were $241,580,000 and sales were $115,385,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
California (96.7%)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	506
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	676
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,152
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	986
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,407
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,625
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	496
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	521
[2,3]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,337
	ABC Unified School District GO	3.000%	8/1/40	3,610	3,286
	Acalanes Union High School District GO	6.350%	8/1/39	15,000	17,205
	Acalanes Union High School District GO	6.550%	8/1/39	13,115	15,156
[4]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	750	753
[4]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,000	1,004
[4]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,680	1,686
[4]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,640	1,646
[4]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	3,000	3,011
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,216
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,129
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,139
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,526
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	11,120
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,764
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,059
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,780
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	240
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,163
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,372
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,224
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,288
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/36	370	302
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/37	4,425	3,539
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/38	6,550	5,095
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/39	6,890	5,236
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	361
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	535
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	493
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	728
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	511
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,644
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,994
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	937
	Alameda County CA Unified School District GO	3.000%	8/1/42	385	341
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,227
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,398
	Alameda County Oakland Unified School District GO	4.000%	8/1/25	175	176
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/27	1,965	2,084
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	2,940	3,113
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/28	1,210	1,285
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	6,140	6,357
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/29	2,060	2,183
	Alameda County Oakland Unified School District GO	5.000%	8/1/30	1,800	1,895

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/30	2,030	2,147
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/31	5,250	5,540
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	3,500	3,567
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/35	5,210	5,295
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/36	5,295	5,372
	Alameda County Oakland Unified School District GO	5.000%	8/1/36	1,135	1,184
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	3,465	3,499
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/37	1,565	1,634
	Alameda County Oakland Unified School District GO	5.000%	8/1/37	3,000	3,126
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	13,250	11,953
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	4,280	4,378
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	4,645	4,733
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,615	2,654
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,537
[5]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	756
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,688
[5]	Alhambra Unified School District GO	0.000%	8/1/42	1,000	514
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	50	48
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	1,021
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,080
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,379
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,488
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,109
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,890
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,515
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,750
[3]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,494
[3]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,215
[1,3]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,634
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,859
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,384
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,118
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,851
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,057
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,953
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,437
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	5,072
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,247
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,949
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,091
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,773
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,113
[4]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,404
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	848
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,857
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,180
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,738
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	229
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,127
[6]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,590
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	89
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	155
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	194
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	190
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	302
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	314
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	416
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	409
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/39	1,000	573
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	3,000	3,257
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	13,813
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,380
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	3,500	4,018
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	913
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/32	2,725	3,177
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	2,650	3,135
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	2,650	3,175

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,236
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/35	6,470	7,724
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,885	2,809
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	6,250	7,426
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,440	3,864
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	3,705	4,148
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	3,175	3,539
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	2,250	2,498
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	2,000	2,214
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,685	50,484
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,185	18,156
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,894
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	10,085	10,012
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	59,920	57,149
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/2/24	6,090	6,090
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	5,100	5,100
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	2,900	2,900
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.160%	4/1/56	12,500	12,368
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.590%	4/1/56	13,000	12,828
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.430%	4/1/36	2,000	2,017
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,137
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	432
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	692
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,000	997
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/42	1,825	948
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,988
	Benicia Unified School District GO	4.000%	8/1/42	1,370	1,400
	Benicia Unified School District GO	4.000%	8/1/43	1,950	1,991
	Benicia Unified School District GO	4.000%	8/1/44	1,635	1,668
	Berkeley CA GO	3.000%	9/1/36	610	596
	Berryessa Union School District GO	5.000%	8/1/36	1,695	2,015
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	424
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,960
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,705	2,831
	Beverly Hills Unified School District CA GO	3.250%	8/1/42	2,000	1,925
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,953
[3]	Bonsall Unified School District GO	0.000%	8/1/29	1,085	943
[3]	Bonsall Unified School District GO	0.000%	2/1/31	575	475
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/29	5,365	4,597
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/30	6,710	5,554
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,002
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,365	2,367
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,241
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	745	746
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	511
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,302
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,384
	Burlingame School District GO	0.000%	8/1/28	250	226
	Burlingame School District GO	0.000%	8/1/29	500	438
	Burlingame School District GO	0.000%	8/1/30	755	640
	Burlingame School District GO	3.000%	8/1/36	175	171
	Burlingame School District GO	3.000%	8/1/37	255	245
	Burlingame School District GO	3.000%	8/1/38	175	166
	Burlingame School District GO	3.000%	8/1/39	175	164
	Burlingame School District GO	3.000%	8/1/40	235	216
	Burlingame School District GO	3.000%	8/1/41	350	318
	California (Veterans Bond Program) GO	4.550%	12/1/37	1,000	1,077
	California (Veterans Bond Program) GO	4.750%	12/1/42	2,250	2,383
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,595
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/30	3,760	4,035
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	3,000	3,146
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	3,000	3,192
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,500	1,587
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/29	2,415	2,565
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,670	1,784
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	3,000	3,230
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/29	1,265	1,342
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	1,985	2,130
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,331
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	1,795	1,936

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	3,000	3,267
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/30	1,200	1,284
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	2,215	2,391
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/31	2,225	2,415
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/31	1,350	1,454
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/32	1,800	1,961
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/32	1,305	1,423
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/32	2,250	2,439
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	125,875	128,516
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	68,570	72,823
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	121,050	128,320
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	115,410	124,458
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	75,345	83,784
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	92,490
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	83,765	90,887
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	66,000	71,925
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	120,000	131,441
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	96,480	104,513
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	179,975	195,133
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	110,120	111,800
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,680	134,416
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	112,120	114,075
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	54,590	59,012
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	71,110	77,603
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.200%	12/2/24	6,665	6,665
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.350%	12/2/24	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/25	690	694
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/28	1,635	1,736
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/30	1,075	1,137
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/32	875	922
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/33	960	1,009
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/34	800	839
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/36	1,600	1,671
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/38	1,500	1,561
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,345	4,926
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,460	3,368
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	504
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	352
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,007
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,475
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	517
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	231
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,461
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	465
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,127
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	287
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	850	901
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	509
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	461
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,397
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	712
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	935
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	326
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,028
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	150	163
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,257
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	326
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	489
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,167
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	265
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	650

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,495	2,558
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	847
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	935
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	716
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	574
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	512
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,019
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,113
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,875	1,905
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,017
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,305	1,320
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	709
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,947
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	805
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,007
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,117
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,140	2,145
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	501
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	484
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	282
	California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,164
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,216
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,075
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,216
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	875
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	1,025	1,038
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,026
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	204
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	2,050	2,143
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	324
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,175
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	2,090	2,212
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	471
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,945	2,058
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	485
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,222
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	260	280
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	538
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	912
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,400
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	477
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,328
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	596
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	814
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	899
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	646
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	949
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/34	1,000	1,114
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,264
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	98
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,015	1,126
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,391
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,172
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,961
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	1,460	1,583
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	554
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,847
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	940
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	507
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,450	1,565
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,828
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	658
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,025	1,101
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,648

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,173
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	18,725	23,724
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/40	1,000	575
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	19,866
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	529
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,171
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	4,120	4,396
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,223
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,645
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,402
[10]	California Educational Facilities Authority Revenue TOB VRDO	3.300%	12/2/24	15,585	15,585
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,219
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,537
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/34	500	532
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/44	750	776
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/41	6,710	7,615
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/43	1,550	1,746
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	307
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	755
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	658
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	308
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	611
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,548
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	539
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,061
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,220
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,396
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,579
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,769
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	1,971
	California GO	4.000%	3/1/25	1,485	1,489
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	4/1/26	8,000	8,236
	California GO	5.000%	4/1/26	2,620	2,697
	California GO	5.000%	8/1/26	20,900	21,691
	California GO	5.000%	9/1/26	720	749
	California GO	5.000%	10/1/26	1,385	1,443
	California GO	5.000%	10/1/26	10,040	10,358
	California GO	5.000%	11/1/26	4,705	4,913
	California GO	5.000%	11/1/26	9,160	9,566
	California GO	5.000%	4/1/27	8,575	9,038
	California GO	3.500%	8/1/27	16,345	16,689
	California GO	5.000%	8/1/27	3,315	3,439
	California GO	5.000%	8/1/27	10,515	10,907
	California GO	5.000%	8/1/27	6,540	6,945
	California GO	4.000%	9/1/27	5,745	5,953
	California GO	5.000%	9/1/27	3,000	3,192
	California GO	5.000%	10/1/27	8,095	8,629
	California GO	5.000%	10/1/27	8,280	8,529
	California GO	5.000%	10/1/27	1,000	1,066
	California GO	5.000%	10/1/27	19,805	21,112
	California GO	5.000%	11/1/27	5,175	5,527
	California GO	5.000%	11/1/27	25,135	26,844
	California GO	5.000%	12/1/27	12,240	13,097
	California GO	5.000%	4/1/28	7,965	8,581
	California GO	5.000%	8/1/28	5,115	5,298
	California GO	5.000%	8/1/28	15,355	16,284
	California GO	5.000%	8/1/28	5,000	5,422
	California GO	5.000%	8/1/28	10,790	11,702
	California GO	4.000%	9/1/28	7,000	7,151
	California GO	4.000%	9/1/28	5,805	6,083
	California GO	5.000%	9/1/28	17,715	18,380

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/28	4,500	4,888
	California GO	5.000%	9/1/28	15,000	16,294
	California GO	5.000%	10/1/28	1,010	1,098
	California GO	5.000%	10/1/28	15,000	16,309
	California GO	5.000%	10/1/28	6,000	6,531
	California GO	5.000%	11/1/28	12,375	13,191
	California GO	5.000%	11/1/28	4,165	4,536
	California GO	5.000%	11/1/28	20,000	21,781
	California GO	5.000%	12/1/28	7,750	8,454
	California GO	5.000%	4/1/29	5,125	5,626
	California GO	5.000%	4/1/29	8,000	8,781
	California GO	5.000%	8/1/29	10,840	11,212
	California GO	5.000%	8/1/29	44,340	45,863
	California GO	5.000%	8/1/29	12,200	13,474
	California GO	5.000%	9/1/29	5,055	5,237
	California GO	5.000%	9/1/29	9,425	9,764
	California GO	5.000%	9/1/29	4,500	4,977
	California GO	5.000%	9/1/29	15,000	16,592
	California GO	5.000%	10/1/29	20,025	20,576
	California GO	5.000%	10/1/29	7,855	8,537
	California GO	5.000%	10/1/29	5,000	5,539
	California GO	5.000%	10/1/29	17,710	19,619
	California GO	4.000%	11/1/29	7,475	7,475
	California GO	5.000%	12/1/29	3,500	3,889
	California GO	5.000%	4/1/30	6,240	6,977
	California GO	5.000%	4/1/30	4,285	4,791
	California GO	5.000%	8/1/30	19,935	20,611
	California GO	5.000%	8/1/30	10,030	10,588
	California GO	5.000%	8/1/30	6,555	6,777
	California GO	5.000%	9/1/30	5,000	5,629
	California GO	5.000%	10/1/30	1,935	2,135
	California GO	4.000%	11/1/30	14,470	14,923
	California GO	5.000%	11/1/30	11,835	12,551
	California GO	5.000%	4/1/31	14,410	16,355
	California GO	5.000%	8/1/31	22,300	23,041
	California GO	5.000%	8/1/31	4,000	4,562
	California GO	5.000%	8/1/31	10,000	11,404
	California GO	5.000%	9/1/31	5,655	5,852
	California GO	5.000%	9/1/31	8,015	9,151
	California GO	5.000%	9/1/31	9,450	10,789
	California GO	5.000%	9/1/31	3,250	3,711
	California GO	4.000%	11/1/31	15,000	15,428
	California GO	5.000%	11/1/31	1,705	1,806
	California GO	5.000%	11/1/31	3,300	3,712
	California GO	5.000%	11/1/31	4,000	4,500
	California GO	5.000%	11/1/31	4,000	4,577
	California GO	5.000%	12/1/31	1,000	1,030
	California GO	5.000%	3/1/32	1,000	1,111
	California GO	5.000%	4/1/32	765	880
	California GO	5.000%	8/1/32	16,565	19,148
[1]	California GO	5.250%	8/1/32	21,200	24,678
	California GO	4.000%	9/1/32	4,280	4,347
	California GO	5.000%	9/1/32	15,110	15,623
	California GO	5.000%	9/1/32	6,000	6,831
	California GO	5.000%	9/1/32	2,750	3,182
	California GO	5.000%	9/1/32	30,680	35,501
	California GO	5.000%	10/1/32	5,380	6,232
	California GO	4.000%	11/1/32	12,175	12,493
	California GO	5.000%	11/1/32	1,860	2,005
	California GO	5.000%	12/1/32	1,000	1,029
	California GO	5.000%	3/1/33	7,340	8,135
	California GO	5.000%	4/1/33	2,615	2,844
	California GO	5.000%	4/1/33	2,405	2,762
	California GO	5.000%	4/1/33	1,005	1,093
	California GO	4.000%	8/1/33	10,190	10,319
	California GO	5.000%	8/1/33	1,270	1,310
	California GO	5.000%	8/1/33	5,000	5,268
	California GO	5.000%	8/1/33	7,000	8,202
	California GO	5.000%	8/1/33	13,000	15,232
	California GO	4.000%	9/1/33	750	760

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/33	25,075	25,911
	California GO	5.000%	9/1/33	7,040	8,121
	California GO	5.000%	9/1/33	5,000	5,856
	California GO	3.000%	10/1/33	2,150	2,142
	California GO	4.000%	10/1/33	1,500	1,596
	California GO	3.000%	11/1/33	5,000	4,981
	California GO	4.000%	11/1/33	12,500	12,808
	California GO	5.000%	3/1/34	2,135	2,361
	California GO	5.000%	3/1/34	1,270	1,405
	California GO	4.000%	8/1/34	18,290	18,489
	California GO	5.000%	8/1/34	5,160	5,436
	California GO	5.000%	8/1/34	7,360	8,717
	California GO	4.000%	9/1/34	3,400	3,439
	California GO	4.000%	9/1/34	25,905	26,199
	California GO	5.000%	9/1/34	22,760	23,515
	California GO	5.000%	9/1/34	5,700	6,562
	California GO	3.000%	10/1/34	1,150	1,141
	California GO	4.000%	10/1/34	1,400	1,482
	California GO	5.000%	10/1/34	5,000	5,805
	California GO	4.000%	11/1/34	10,895	11,150
	California GO	5.000%	11/1/34	8,070	9,012
	California GO	5.000%	12/1/34	5,000	5,590
	California GO	5.000%	3/1/35	13,890	15,322
	California GO	5.000%	4/1/35	7,865	8,986
	California GO	5.000%	4/1/35	19,660	21,099
	California GO	5.000%	8/1/35	9,015	9,298
	California GO	5.000%	8/1/35	10,000	11,804
	California GO	4.000%	9/1/35	2,500	2,525
	California GO	5.000%	9/1/35	5,000	5,164
	California GO	5.000%	9/1/35	13,410	15,396
[4]	California GO	5.000%	9/1/35	2,000	2,066
	California GO	3.000%	10/1/35	9,185	9,068
	California GO	5.000%	10/1/35	16,640	17,057
	California GO	5.000%	10/1/35	5,250	6,077
	California GO	4.000%	11/1/35	2,610	2,744
	California GO	5.000%	11/1/35	1,000	1,056
	California GO	5.000%	11/1/35	3,810	4,025
	California GO	5.000%	11/1/35	4,000	4,452
	California GO	5.000%	12/1/35	7,220	8,045
	California GO	4.000%	3/1/36	27,355	28,564
	California GO	5.000%	3/1/36	1,880	2,068
	California GO	5.000%	8/1/36	2,965	3,056
	California GO	5.000%	8/1/36	7,390	8,683
	California GO	3.000%	9/1/36	7,565	7,167
	California GO	5.000%	9/1/36	14,705	15,177
	California GO	5.000%	9/1/36	4,070	4,655
	California GO	5.000%	9/1/36	7,655	8,755
	California GO	5.000%	9/1/36	8,610	9,988
	California GO	5.000%	9/1/36	5,000	5,840
	California GO	5.000%	9/1/36	3,120	3,644
	California GO	3.000%	10/1/36	9,815	9,653
	California GO	4.000%	10/1/36	5,550	5,745
	California GO	4.000%	10/1/36	1,435	1,508
	California GO	5.000%	10/1/36	15,195	17,519
	California GO	5.000%	11/1/36	4,180	4,410
	California GO	5.000%	12/1/36	5,350	5,944
	California GO	4.000%	3/1/37	5,500	5,722
	California GO	4.000%	8/1/37	2,215	2,232
	California GO	5.000%	8/1/37	20,000	23,383
	California GO	4.000%	9/1/37	2,010	2,026
	California GO	5.000%	9/1/37	15,000	17,320
	California GO	3.000%	10/1/37	8,250	8,075
	California GO	4.000%	10/1/37	8,655	8,958
	California GO	4.000%	10/1/37	6,125	6,406
	California GO	4.000%	10/1/37	5,000	5,230
	California GO	5.000%	10/1/37	28,520	32,014
	California GO	4.000%	11/1/37	5,200	5,423
	California GO	5.000%	11/1/37	7,000	7,490
	California GO	5.000%	11/1/37	10,050	10,582
	California GO	5.000%	11/1/37	12,980	14,809

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/38	19,120	19,859
	California GO	5.000%	4/1/38	1,235	1,333
	California GO	5.000%	9/1/38	9,300	10,730
	California GO	5.000%	8/1/39	22,435	26,109
	California GO	5.000%	9/1/39	7,120	8,081
	California GO	4.000%	10/1/39	14,145	14,608
	California GO	4.000%	10/1/39	1,685	1,756
	California GO	5.000%	10/1/39	2,500	2,860
	California GO	5.000%	11/1/39	13,090	13,964
	California GO	4.000%	3/1/40	13,570	13,993
	California GO	3.000%	11/1/40	2,350	2,150
	California GO	4.000%	11/1/40	2,890	2,991
	California GO	5.000%	9/1/41	1,000	1,110
	California GO	5.000%	9/1/41	9,000	10,321
	California GO	4.000%	10/1/41	33,950	35,088
	California GO	3.000%	11/1/41	6,375	5,694
	California GO	4.000%	4/1/42	15	16
	California GO	5.000%	4/1/42	4,725	4,944
	California GO	4.000%	9/1/42	4,610	4,778
	California GO	5.000%	9/1/42	40,035	44,918
	California GO	4.000%	10/1/42	5,975	6,207
[11]	California GO	5.000%	10/1/42	30,000	32,093
	California GO	5.000%	10/1/42	21,485	24,278
	California GO	4.000%	9/1/43	4,900	5,079
	California GO	5.000%	9/1/43	20,000	22,627
	California GO	5.000%	9/1/43	11,000	12,516
	California GO	3.000%	12/1/43	12,890	11,162
	California GO	4.000%	8/1/44	10,000	10,355
	California GO	5.000%	8/1/44	4,500	5,127
	California GO	5.250%	8/1/44	9,900	11,528
	California GO	5.000%	9/1/44	10,000	11,343
	California GO	2.375%	10/1/46	2,500	1,794
	California GO, Prere.	5.000%	4/1/26	860	886
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,358
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	426
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,043
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,298
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,032
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	483
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,247
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,316
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,275
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	598
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,416
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	3,000	3,012
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,222
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,675	1,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	4,750	4,752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,844
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	766
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	766
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,303
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	934
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	575
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	6,945	7,468
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	584

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,070
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,751
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,592
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	575	579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	206
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,915	4,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,209
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	698
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	538
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,099
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,724
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	243
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,263
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	863
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	691
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,322
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,485
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	15,000	16,697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,838
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,039
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,475
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,361
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	687
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,082
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,965
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,653
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	640
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	15,000	17,694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,454
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,136
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	877
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,677
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,117
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,952
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,661
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	956
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,340
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,201
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	423

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	15,000	16,928
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	4,065	4,081
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,806
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,245	8,257
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,571
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,305
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,394
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,127
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,415
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	2,780	2,808
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,585	3,589
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,390
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,763
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,514
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	803
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	30,500	33,662
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,723
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	920	929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,426
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,744
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	278
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,624
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	13,205	14,501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	11,800	11,991
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	990	995
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,538
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,619
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,153
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,468
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,860
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,895	3,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,565	6,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	3,077
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,667
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,846
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,013
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	804
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,919
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,250	1,430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,505	3,820
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	10,465	10,573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,450	2,475
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,100	1,228
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	23,629
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	7,500	8,514
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/41	2,850	3,161
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	9,093
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	23,510	23,543
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	12,394
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,000	3,309

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,638
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	12,500	14,081
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,000	2,228
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	864
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	3,000	3,322
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,070	8,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,997
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,904
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,915	18,179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	37,760	39,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	14,030	14,658
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,807
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	680	752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	8,950
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	10,325	11,639
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,288
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,490
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,659
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	2,035	2,229
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	610
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	637
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	610
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	512
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	410
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	257
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	205
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	49,184	49,719
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	262
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	395
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	3,000	3,000
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	25,310	26,180
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	65,738	65,617
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	291
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	56,161	54,981
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	47,391	44,839
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,808	17,549
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/37	3,875	3,842
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,902	4,086
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	812
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,956
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	5,000	5,061
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,595	11,811
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	11,390	11,602
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,537
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	5,127
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/44	5,760	5,847
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,506
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,157
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	4,000	4,004
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	570
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	571
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	518
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	626
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	3,100	3,380
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	524
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/30	300	335
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	884
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	275	310
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	832
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	581
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	700	801
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/34	350	404
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,725
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	300	345
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	873
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/36	525	602
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/37	250	285
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,824
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/38	300	342

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,965
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/40	300	339
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/41	300	337
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/42	300	334
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/43	450	499
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/44	375	415
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,653
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/40	4,250	4,653
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/41	3,750	4,087
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/42	2,775	3,012
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	2,485	2,686
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	2,665	2,872
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,143
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	765
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,131
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,264
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,176
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,145
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	2,938
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	574
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,218
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	626
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,878
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,708
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,973
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	721
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,090
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,719
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,364
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,926
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	828
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	893
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,835
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	874
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	619
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,038
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,789
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,600
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,865	5,865
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,359
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,578
[10]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/44	2,100	2,112
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	17,060	16,484
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,375
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,472
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,281
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,287
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	9,115	9,730
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10,000	10,066
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,492
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/32	2,450	2,776
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,961
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,905
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,467
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,345
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,165
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,263
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,864

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,876
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,745
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,178
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	43,976
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	5,000	5,264
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,255	1,250
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	650
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,179
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,009
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	308
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,111
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,001
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	309
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	736
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	662
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,202
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,000
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,704
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,125
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	687
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	517
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	725
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	895
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,140
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,241
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	541
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	761
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	520
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	2,160	2,245
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	477
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	554
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	332
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	815
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/30	1,505	1,505
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	608
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	238
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	591
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	338
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,057
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,220
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	869
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	730
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	885
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	122
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,233
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	812
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	888
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	121
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,070	1,108
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,180
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	805
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,196
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	151
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	590
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,282
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	806
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,071
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	161
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	2,100	2,170
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	235
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	661
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,015
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	175
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,845	1,904
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,303
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,091
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	868
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,687
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	169
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	1,275	1,327

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	653
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	382
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,086
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	888
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	905
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,290
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	607
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	545
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	6,000	5,794
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,512
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,465
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,920
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,275
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	55
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,703
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,365
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,007
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,306
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,016
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,800	2,886
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	740
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,025
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,032
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	811
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	246
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,525
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,614
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	874
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,580
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,155	1,181
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,276
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	830	890
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,177
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	799
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,625
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	111
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,565
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,040
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,035
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,988
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	5,115	5,255
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,143
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	929
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,310
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,178
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,218
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,063
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,357
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,615
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,623
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,790
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,098
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,796
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,686
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	7,520	7,695
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,954
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,092
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	183

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,801
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,700	2,761
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,865	2,939
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,895	2,898
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	3,355	3,334
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	4,250	4,248
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	4,920	4,904
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	110	107
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	7,215
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,018
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,564
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,873
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/42	995	1,094
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	654
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,540
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/30	500	549
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/31	500	555
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/32	500	560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/33	550	621
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/34	550	625
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/35	875	998
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/36	755	859
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/37	500	567
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/39	550	625
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/40	575	649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	862
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	694
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,481
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,667
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,847
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,048
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,013
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/31	1,455	1,507
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/35	1,715	1,773
[4]	California Municipal Finance Authority Intergovernmental Agreement Revenue (City of San Bernardino Municipal Water Department Water Facilities Project)	5.000%	8/1/36	1,805	1,865
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	526
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	278
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	298
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	211
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	224
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	345	371
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	178
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	243
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	252
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	266
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	270
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	209
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,276
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,442
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	503

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,614
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	585
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	410
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,009
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,047
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	524
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,475
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,560
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	426
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/28	775	828
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,601
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,075
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	541
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,594
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,245
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	657
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	645	709
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,188
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,115
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	554
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	537
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/32	570	637
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,397
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,554
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,504
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/34	500	565
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,630
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,109
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,417
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,277
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,691
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,607	11,817
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/36	600	673
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,716
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,410
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	990
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/38	955	1,066
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	510
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,464
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	3,080	3,268
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	3,165	3,206
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/40	525	579
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	8,735	8,765
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	557
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	8/15/44	2,055	2,019
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,168
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	629
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	529
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,996
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	12,000	12,264
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue BAN	5.000%	5/15/29	1,450	1,558
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,507
[7,10]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	3.550%	12/2/24	16,300	16,300
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.550%	12/2/24	33,030	33,030
[10]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	3.400%	12/2/24	22,180	22,180
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/30	1,045	1,065
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/34	450	469
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/44	650	674
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/34	1,025	1,092
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/39	1,500	1,615
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/44	775	837
[13]	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/34	450	450
[13]	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/34	380	382
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/39	600	620
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	575	618
[13]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	595	630
[13]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	740	784
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,367

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/44	900	958
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	401
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/34	300	305
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,239
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/39	700	724
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/39	275	297
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,770
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	678
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	625	663
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	1,000	1,065
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	3,968
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,234
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,554
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	440
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,395	1,407
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,051
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	445
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,700	1,748
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,245	1,252
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	450
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,393
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	464
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	7,500	8,160
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,450	1,474
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,945	1,918
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	520
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,245	1,346
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	513
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,325	1,452
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	548
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,900	2,105
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,000	2,239
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,000	2,260
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	3,000	3,420
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,000	2,292
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,389
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,000	3,429
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,652
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,520	1,731
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,729
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,010	2,276
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,431
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,660	1,866
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,497
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,584
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,227
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	245	238
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	2,025
[7,10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	12/2/24	19,000	19,000
	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/34	375	378
	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/39	2,050	2,055
	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/44	4,630	4,665
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,503
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	686
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	382
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	985
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	722
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	257
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	536
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,127
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	777
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	283
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,167
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	750	760
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	303
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,242
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/30	310	317
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	856
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	303

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	353
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,667
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	646
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	454
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,515	2,553
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	920	941
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	496
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/34	725	768
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/34	1,000	1,007
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	521
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	405
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,083
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	1,860	1,849
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/39	800	869
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,058
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,701
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	512
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,295
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/42	875	897
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/44	1,000	1,022
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	301
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	430	438
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	332
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	373
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,006
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,065
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,840
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,393
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	100	100
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	211
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	105	107
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	335
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	380	386
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	110	115
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	292
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	315	334
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	310	328
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	330	354
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	257
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	217
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/39	1,000	1,049
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,000	1,999
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/30	295	283
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/40	3,000	3,044
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/31	260	248
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/41	775	658
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	125	95
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	300	218
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	163
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	237
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	223
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	272
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	599
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	976
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/31	1,000	1,002
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/41	1,730	1,616
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,559
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,457

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,794
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,289
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,247
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	13,826
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	5,600	6,123
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	12,750	14,070
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,221
California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	1,017
California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	295
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,307
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,710
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	1,750	2,038
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,710
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	1,250	1,435
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	745
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,000	1,138
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,625
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,134
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,675	1,893
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,750	4,226
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	3,074
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/27	2,635	2,777
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/28	4,000	4,211
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/29	5,235	5,502
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/30	2,435	2,554
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/32	2,000	2,093
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/34	2,575	2,694
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,458
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,224
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,537
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,393
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,349
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	16,885
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,019
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	3,975
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,184
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,175	1,343
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,037
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	2,250	2,609
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,771
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,197
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	3,250	3,806
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,284
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,367
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,750	3,260
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,402
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	694
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	706
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,130	2,516
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	651
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	944
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	3,705	4,360
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	8,000	9,389
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,717
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,173
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,032
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,557
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,163
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	771
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,653
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/40	2,175	2,283
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,978
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/41	2,605	2,721
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,324
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	898
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	796
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,102
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,120	1,189
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,287

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,330
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	11,110	11,718
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,153
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,512
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,725
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,580
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,455
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,656
	California State University College & University Revenue	5.000%	11/1/26	1,400	1,469
	California State University College & University Revenue	5.000%	11/1/30	1,300	1,342
	California State University College & University Revenue	5.000%	11/1/32	6,180	6,518
	California State University College & University Revenue	5.000%	11/1/32	5,335	5,497
	California State University College & University Revenue	5.000%	11/1/33	6,270	6,608
	California State University College & University Revenue	5.000%	11/1/33	10,155	10,458
	California State University College & University Revenue	4.000%	11/1/34	665	710
	California State University College & University Revenue	5.000%	11/1/34	5,000	5,263
	California State University College & University Revenue	5.000%	11/1/34	8,560	9,243
	California State University College & University Revenue	4.000%	11/1/35	580	616
	California State University College & University Revenue	5.000%	11/1/35	8,000	8,409
	California State University College & University Revenue	5.000%	11/1/35	5,000	5,385
	California State University College & University Revenue	3.125%	11/1/36	60	59
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,507
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,135
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,352
	California State University College & University Revenue	4.000%	11/1/37	2,000	2,020
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,085
	California State University College & University Revenue	5.000%	11/1/37	10,465	11,234
	California State University College & University Revenue	4.000%	11/1/38	6,000	6,051
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,896
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,875
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,571
	California State University College & University Revenue	5.000%	11/1/41	9,405	9,628
	California State University College & University Revenue	5.000%	11/1/41	1,285	1,472
	California State University College & University Revenue	5.000%	11/1/42	8,250	8,596
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,140
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,135
	California State University College & University Revenue	5.000%	11/1/44	1,250	1,413
	California State University College & University Revenue PUT	1.600%	11/1/26	28,940	27,802
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	5,000
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,761
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	9,143
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,658
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	11,550
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,260	5,320
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,568
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,620
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	940
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,379
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,732
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	94	66
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,070	1,073
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	411
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	754
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	618
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	429
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	86	60
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,795	1,829
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	515	525
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	357
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	910	930
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	408
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	181
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,431
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	96	67
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	625
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	166

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,512
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	694
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,472
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,066
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	108	76
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,537
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,601
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,044
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,200	1,258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	850
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,340
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,329
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,493
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,043
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,376
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,798
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,499
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,735
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	717
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	482
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	297
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,832
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,021
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,556
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,120	2,213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,330
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	487
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,143
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,406
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,130	3,251
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,852
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,544
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,239
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,649
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	257
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,220	2,412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,428
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,801
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	2,625	3,032
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,085	2,217
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,572
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	876
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,048
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	352
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	758
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	880
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,614
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,950	3,077
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,561
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	949
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,350
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	632

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,083
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,601
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	734
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,360	1,408
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	184
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,750	1,780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	651
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,074
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,434
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,098
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,051
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,550
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,209
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,130
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,494
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,188
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	562
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,449
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	5,000	5,609
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,000	1,037
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,150	1,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,100	3,539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,294
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,081
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	336
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	626
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	529
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	749
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/26	550	566
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/27	150	158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/28	850	917
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/30	495	554
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/31	645	717
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/32	680	753
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/33	715	789
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/34	1,400	1,541
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/36	500	547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/37	350	382
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/38	400	435
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,505	23,162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,285	20,202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,635	9,540
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,508
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,410	7,082
[7,10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	12/2/24	21,855	21,855
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	3,225	3,225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	704
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,717

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,926
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,027
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	5,390	5,752
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,425	11,126
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	2,085
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	6,155
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,015
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,501
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,073
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,143
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,129
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,100	2,159
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	924
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,539
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,459
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,078
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,793
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,057
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,050
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,041
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,558
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,000	5,105
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,475	7,632
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,425	5,533
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/42	2,590	2,630
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	675	708
[7,10]	California Statewide Communities Development Authority Multi-Family Housing Revenue Local or Guaranteed Housing Revenue TOB VRDO	2.970%	12/2/24	12,105	12,105
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	12/2/24	42,282	42,282
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.400%	12/2/24	49,194	49,194
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	1,855	1,873
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/44	2,500	2,648
	California Statewide Communities Development Authority Special Assessment Revenue (Infrastructure Program)	4.000%	9/2/28	2,480	2,503
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/29	2,200	2,247
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/31	1,140	1,126
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/32	2,065	2,078
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/33	1,435	1,462
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/34	1,885	1,995
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,000	1,051
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,915	2,023
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/42	1,495	1,556
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/43	1,500	1,576
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/44	3,235	3,391
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/34	1,205	1,238
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/34	350	383
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	530
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/39	745	802
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,068
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	1,225	1,305
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	2,180	2,336
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	500	518
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,123
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,212
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,602
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,262
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,708
[3]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/30	9,215	7,536
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,357

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlsbad Unified School District GO	6.125%	8/1/31	145	170
	Carlsbad Unified School District GO	4.000%	5/1/33	720	735
	Carlsbad Unified School District GO	3.000%	8/1/33	300	297
	Carlsbad Unified School District GO	4.000%	5/1/34	685	699
	Carlsbad Unified School District GO	3.000%	8/1/34	500	491
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,081
	Carlsbad Unified School District GO	3.000%	8/1/35	500	485
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,154
	Carlsbad Unified School District GO	3.000%	8/1/36	500	481
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,341
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,444
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	126
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	239
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	276
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	276
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	336
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	335
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/41	1,000	1,135
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/42	3,815	4,301
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,750	1,960
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/44	925	1,033
	Castro Valley Unified School District GO	4.000%	8/1/33	750	767
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/26	580	598
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	399
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	108
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/28	900	974
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	434
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	312
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/30	710	794
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	389
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/31	255	289
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,007
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	910	1,045
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/32	270	310
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,800
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/33	285	331
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,283
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/34	600	704
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	415
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	301
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	304
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	307
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	257
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	258
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	311

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Center Unified School District GO	4.000%	8/1/34	210	218
[4]	Center Unified School District GO	3.000%	8/1/35	950	931
[4]	Center Unified School District GO	3.000%	8/1/36	535	522
[4]	Center Unified School District GO	3.000%	8/1/38	1,310	1,240
[4]	Center Unified School District GO	3.000%	8/1/40	600	551
[1]	Centinela Valley Union High School District GO	0.000%	8/1/27	670	618
[1]	Centinela Valley Union High School District GO	0.000%	8/1/28	685	613
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,436
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,404
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,428
[1]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	3,008
	Central Unified School District GO	0.000%	8/1/33	500	370
	Central Unified School District GO	0.000%	8/1/34	300	213
	Central Unified School District GO	0.000%	8/1/35	300	204
	Central Unified School District GO	0.000%	8/1/36	235	152
	Central Unified School District GO	0.000%	8/1/37	500	309
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	992
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,531
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	632
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,630
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	23,070	23,320
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,781
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,428
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,044
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,398
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,850
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	346
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	474
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	446
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	749
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	377
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	368
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	409
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	755
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	524
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	638
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	421
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	720
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	634
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	429
	Chico CA Sewer Revenue	5.000%	12/1/26	415	435
	Chico Unified School District GO	4.000%	8/1/28	300	314
	Chico Unified School District GO	3.000%	8/1/38	900	844
	Chico Unified School District GO	3.000%	8/1/39	765	707
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,367
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,240
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/29	350	355
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/34	650	708
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,534
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/39	835	906
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/44	795	842
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,458
[4]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,195	1,197
[4]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/30	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/29	500	436
	Chino Valley Unified School District GO	0.000%	8/1/30	600	506
	Chino Valley Unified School District GO	0.000%	8/1/32	935	733
	Chino Valley Unified School District GO	0.000%	8/1/33	700	530
	Chino Valley Unified School District GO	0.000%	8/1/34	580	422
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	957
	Chino Valley Unified School District GO	0.000%	8/1/35	550	383
	Chino Valley Unified School District GO	0.000%	8/1/36	670	445
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	617
	Chino Valley Unified School District GO	0.000%	8/1/37	800	505
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	791
	Chino Valley Unified School District GO	0.000%	8/1/38	1,000	600
	Chino Valley Unified School District GO	0.000%	8/1/39	2,000	1,139
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,987
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,116
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,186

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,643
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,633
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,028
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,203
[4]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,159
[4]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,463
[4]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,881
[4]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,056
[4]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,054
[4]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,286
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,327
[3]	Clovis Unified School District GO	0.000%	8/1/26	450	429
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,857
[3]	Clovis Unified School District GO	0.000%	8/1/28	6,705	6,051
[3]	Clovis Unified School District GO	0.000%	8/1/29	1,115	976
[3]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,459
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,243
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,007
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,435
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,897
	Clovis Unified School District GO	5.250%	8/1/40	650	725
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,628
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,961
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,561
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,646
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,181
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,738
	Coast Community College District GO	3.000%	8/1/38	3,995	3,787
	Coast Community College District GO	4.000%	8/1/42	5,000	5,024
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,586
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,046
[1]	Coast Unified School District GO	0.000%	8/1/28	1,000	876
[1]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,697
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/44	1,100	1,243
[1]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,595	1,644
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/25	405	409
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/26	475	489
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/27	555	584
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/28	335	353
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/29	275	290
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/31	270	284
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/32	530	557
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/33	250	255
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/35	400	406
[4]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/36	400	405
[4]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,210
[4]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,060
[4]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,257
[4]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,112
[4]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,038
[4]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	753
[1]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,790	2,962
[1]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/28	2,395	2,592
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,300
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,281
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,691
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,942
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,319
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,040
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,442
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	927
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,837
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,417
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,861
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,106
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,377
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,110
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	5,932
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	483
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	808

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,032
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,566
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,141
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	852
[5]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,298
[5]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,455
[5]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,384
[5]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,155
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,565
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,032
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,030
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,044
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	515
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	694
	Corona-Norco Unified School District GO	3.000%	8/1/44	5,750	4,972
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,673
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	4,261
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,575	16,245
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	7,070	5,929
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,445	13,338
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	9,765	8,214
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,893
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,670
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,525	4,016
	Cupertino CA COP	4.000%	6/1/28	700	733
	Cupertino CA COP	4.000%	6/1/30	865	924
	Cypress School District GO	0.000%	8/1/29	1,845	1,616
[4]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,213
[4]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,225
[4]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,545
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,478
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	1,018
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,753
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	540	539
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,180	1,184
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,805	1,779
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,285	5,567
	Desert Community College District GO	4.000%	8/1/43	2,000	2,057
	Desert Community College District GO	4.000%	8/1/44	3,440	3,528
	Desert Community College District GO	4.000%	8/1/45	5,000	5,121
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,053
[7,10]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.550%	12/2/24	8,400	8,400
[1]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/31	1,325	1,497
[1]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,485	1,699
[1]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,560	1,805
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	178
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	208
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	428
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	395
[4]	Dixon Unified School District GO	3.000%	8/1/43	1,000	896
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	296
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	245
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	312
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	138
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	552
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	504
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	617
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	647
	Dublin Unified School District GO	3.000%	8/1/41	1,150	1,046

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,058
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,373
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	949
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	706
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,585
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,155
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,611
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,502
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,805
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,597
[1]	East Side Union High School District GO	0.000%	8/1/27	300	276
[4]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,229
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,893
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,369
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,310
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,271
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,955
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,997
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,903
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,167
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	4,974
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,090
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,672
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	3,939
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,139
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,388
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,896
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,665
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,466
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,140
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,000	1,058
	El Camino Community College District Foundation GO	4.000%	8/1/42	1,025	1,078
	El Camino Community College District Foundation GO	4.000%	8/1/43	925	961
[3]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,490
[3]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	3,151
[3]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,589
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,111
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
	El Dorado Irrigation District COP	5.000%	3/1/43	1,000	1,121
	El Dorado Irrigation District COP	5.000%	3/1/44	1,000	1,117
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,316
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,402
[5]	El Monte City CA School District GO	0.000%	8/1/32	1,000	778
	El Monte Union High School District GO	4.000%	6/1/31	100	103
	El Monte Union High School District GO	4.000%	6/1/32	185	189
	El Monte Union High School District GO	4.000%	6/1/33	285	291
	El Monte Union High School District GO	4.000%	6/1/34	345	352
	El Monte Union High School District GO	4.000%	6/1/35	400	407
	El Monte Union High School District GO	4.000%	6/1/36	705	716
[4]	El Rancho Unified School District GO	5.500%	8/1/26	435	454
[4]	El Rancho Unified School District GO	5.000%	8/1/27	110	117
[4]	El Rancho Unified School District GO	5.500%	8/1/27	375	404
[4]	El Rancho Unified School District GO	5.500%	8/1/28	375	415
[4]	El Rancho Unified School District GO	5.500%	8/1/36	350	424
[4]	El Rancho Unified School District GO	5.500%	8/1/36	525	636
[4]	El Rancho Unified School District GO	5.500%	8/1/37	320	386
[4]	El Rancho Unified School District GO	5.500%	8/1/38	225	271
[4]	El Rancho Unified School District GO	5.500%	8/1/39	300	359
[4]	El Rancho Unified School District GO	5.500%	8/1/40	625	743
[4]	El Rancho Unified School District GO	5.500%	8/1/41	600	709
[4]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,178
[4]	El Rancho Unified School District GO	5.500%	8/1/43	750	880
	El Segundo Unified School District GO	3.000%	8/1/43	1,000	880
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,024
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,018
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,780
[4]	Elk Grove Unified School District COP	3.000%	2/1/37	700	662
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,015
	Elk Grove Unified School District GO	2.000%	8/1/37	4,335	3,474

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,947
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	3,056
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,771
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,595
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,817
	Elk Grove Unified School District GO	4.000%	8/1/45	9,950	10,085
	Escondido CA GO	5.000%	9/1/25	1,000	1,015
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,370
[5]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,615
[5]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,511
[5]	Evergreen School District GO	0.000%	8/1/26	2,200	2,094
	Evergreen School District GO	4.000%	8/1/35	335	345
[5]	Fairfield CA COP	0.000%	4/1/33	3,345	2,532
[5]	Fairfield CA COP	0.000%	4/1/34	940	684
[5]	Fairfield CA COP	0.000%	4/1/36	3,835	2,560
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,021
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,099
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,141
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/29	12,000	10,704
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,069
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,429
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,345
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,609
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,743
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,918
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	7,140	6,580
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,020	11,975
[10,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/2/24	18,800	18,800
[5]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/33	1,205	910
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	680	701
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	175
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,894
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	117
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	715	768
[13]	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	400	433
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/44	750	795
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	248
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	482
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	505
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,732
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	270
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,817
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	276
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,908
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	276
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	288
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	143
	Fontana CA Special Tax Revenue	5.000%	9/1/30	155	168
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	205
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	256
	Fontana CA Special Tax Revenue	5.000%	9/1/32	170	186
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	417
	Fontana CA Special Tax Revenue	5.000%	9/1/34	120	132
	Fontana CA Special Tax Revenue	5.000%	9/1/44	750	808
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	1,200	1,275
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	956
[2,3]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,535
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,908
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	602
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,372
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	988
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	975
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	923

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,161
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	771
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,415
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	765
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.700%	1/15/25	2,130	2,136
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	352
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	727
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.900%	1/15/27	5,000	5,319
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	873
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	419
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	485
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	821
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	1,000	1,149
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,294
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,491
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,457
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,452
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,757	10,158
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,481
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,418
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	11,729
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	11,845	11,921
	Foster City CA (Levee Protection Planning and Improvement Project) GO	4.000%	8/1/32	275	284
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/33	500	495
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/35	535	527
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/38	950	908
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/40	830	779
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,250
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,214
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,956
[10,15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,278	25,957
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue TOB	1.896%	11/25/37	16,462	13,037
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,116
	Fremont Union High School District GO	5.000%	8/1/25	795	807
	Fremont Union High School District GO	5.000%	8/1/27	505	540
	Fremont Union High School District GO	5.000%	8/1/28	750	819
	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,864
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,980
	Fremont Union High School District GO	3.000%	8/1/39	2,125	2,081
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,203
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,265
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,482
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,454
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,934
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,701
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,075
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	780
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,184
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,567
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	554
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	515
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,566
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	564
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	569
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,140
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	672
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,249
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	601
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	635
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	562
	Fresno Unified School District GO	4.000%	8/1/28	385	403
	Fresno Unified School District GO	4.000%	8/1/29	550	574
	Fresno Unified School District GO	4.000%	8/1/30	570	592
	Fresno Unified School District GO	4.000%	8/1/31	485	503
	Fresno Unified School District GO	4.000%	8/1/32	385	398
	Fresno Unified School District GO	3.000%	8/1/33	1,000	992
	Fresno Unified School District GO	4.000%	8/1/33	665	687
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,191
	Fresno Unified School District GO	4.000%	8/1/34	450	464

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	3.000%	8/1/35	685	672
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,548
	Fresno Unified School District GO	4.000%	8/1/36	670	698
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,074
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,188
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,026
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,653
	Fresno Unified School District GO	5.000%	8/1/39	900	994
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,625
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,988
	Fresno Unified School District GO	5.000%	8/1/41	500	546
	Fresno Unified School District GO	5.000%	8/1/42	500	545
[4]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/26	3,260	3,331
[4]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/27	3,225	3,328
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,146
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/42	1,475	1,683
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,136
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,133
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	944
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,280
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,367
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,459
	Gilroy Unified School District GO	4.000%	8/1/38	485	493
	Glendale CA Community College District GO	0.000%	8/1/25	365	357
	Glendale CA Community College District GO	0.000%	8/1/26	360	341
	Glendale CA Community College District GO	0.000%	8/1/27	515	474
	Glendale CA Community College District GO	0.000%	8/1/28	780	695
	Glendale CA Community College District GO	0.000%	8/1/29	570	491
	Glendale CA Community College District GO	0.000%	8/1/30	910	756
	Glendale CA Community College District GO	0.000%	8/1/31	900	721
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	774
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,238
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,660
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,434
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	15,000	15,522
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,986
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,109
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	9,866
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,295
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,735
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,455
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,603
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,502
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,716
[9]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	4,110
[4,9]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	3,030
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,362
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,895
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,093
[3]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,448
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,472
[1]	Grossmont Union High School District GO, ETM	0.000%	2/1/25	1,400	1,393
[5]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,664
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,237
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,261
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	312
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,447
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	591
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	646
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	3,500	3,702
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,454
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,848
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,127
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,731
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,712
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	705
	Hartnell CA Community College District GO	4.000%	8/1/37	600	614
	Hartnell CA Community College District GO	3.000%	8/1/38	380	365
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,577
	Hartnell CA Community College District GO	3.000%	8/1/40	635	584

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	7,400	7,230
	Hayward CA COP	5.000%	11/1/27	1,000	1,073
	Hayward CA COP	5.000%	11/1/28	1,000	1,096
	Hayward CA COP	5.000%	11/1/29	1,000	1,119
	Hayward CA COP	5.000%	11/1/30	1,000	1,139
	Hayward CA COP	5.000%	11/1/31	1,000	1,158
	Hayward CA COP	5.000%	11/1/32	1,000	1,175
	Hayward CA COP	5.000%	11/1/33	1,000	1,192
	Hayward CA COP	5.000%	11/1/34	1,000	1,205
	Hayward Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,205	1,239
	Hayward Unified School District COP	5.000%	8/1/35	585	614
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,426
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,047
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,045
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,122
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,401
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,689
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,999
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	609
[1]	Hayward Unified School District GO	0.000%	8/1/33	1,045	784
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	936
[1]	Hayward Unified School District GO	0.000%	8/1/34	1,025	739
[4]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,882
[4]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,576
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,029
[4]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,388
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	840
[4]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,672
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,579
[4]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,037
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,079
[4]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,161
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,515
[4]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,377
[4]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,379
[4]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,350
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	386
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	954
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,260
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	552
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	582
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	361
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,196
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,293
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,488
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,587
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,784
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,995
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,100
[4]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,002
	Hope Elementary School District GO	0.000%	8/1/29	660	577
	Hope Elementary School District GO	0.000%	8/1/30	500	423
[3]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,976
[3]	Huntington Beach Union High School District GO	0.000%	8/1/33	2,870	2,191
[1,2]	Huntington Beach Union High School District GO	0.000%	8/1/34	1,390	1,032
[3]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	5,179
[4]	Imperial Community College District GO	0.000%	8/1/25	725	710
[4]	Imperial Community College District GO	0.000%	8/1/26	1,005	954
[4]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,445
[4]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,665
[4]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,704
[3]	Imperial Community College District GO	0.000%	8/1/30	330	275
[5]	Imperial Community College District GO	0.000%	8/1/33	1,210	908
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,578
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	170
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	188
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	276
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	314

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	294
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	228
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	614
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,060
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,612
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	528
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,273
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,067
[4]	Inglewood Unified School District GO	4.000%	8/1/25	300	302
[4]	Inglewood Unified School District GO	4.000%	8/1/27	250	256
[4]	Inglewood Unified School District GO	5.000%	8/1/29	350	371
[4]	Inglewood Unified School District GO	5.000%	8/1/30	400	424
[4]	Inglewood Unified School District GO	5.000%	8/1/33	500	528
[4]	Inglewood Unified School District GO	5.000%	8/1/34	600	634
[4]	Inglewood Unified School District GO	4.000%	8/1/35	500	506
[4]	Inglewood Unified School District GO	4.000%	8/1/37	260	263
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	254
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	456
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	509
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	311
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	810
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	397
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,481
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	560
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	546
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,369
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	359
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,050
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	288
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	450	469
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	416
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	259
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	284
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	360
[4]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	510
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,822
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,564
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,128
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,790
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,894
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,348
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,035
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,036
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,070
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,755
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,334
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	157
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	551
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	390
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	403
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	217
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	209
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	379
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	470
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	549
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,133
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	442
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	531
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	268
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	364
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	284
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	566
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	276
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	250
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/29	90	94

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/30	100	106
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/31	150	158
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/32	100	105
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/33	150	157
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/34	100	105
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/35	355	369
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/36	640	662
[4]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/40	1,025	1,048
	Jefferson Union High School District GO	4.000%	8/1/33	200	206
	Jefferson Union High School District GO	4.000%	8/1/34	125	128
	Jefferson Union High School District GO	3.000%	8/1/35	150	145
	Jefferson Union High School District GO	3.000%	8/1/36	250	235
	Jefferson Union High School District GO	5.000%	8/1/36	170	198
	Jefferson Union High School District GO	5.000%	8/1/36	300	349
	Jefferson Union High School District GO	3.000%	8/1/37	275	260
	Jefferson Union High School District GO	5.000%	8/1/38	135	156
	Jefferson Union High School District GO	4.000%	8/1/39	400	405
	Jefferson Union High School District GO	5.000%	8/1/39	500	577
	Jefferson Union High School District GO	5.000%	8/1/40	340	391
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,147
	Jefferson Union High School District GO	5.000%	8/1/42	750	858
	Jefferson Union High School District GO	5.000%	8/1/43	500	570
	Jefferson Union High School District GO	5.000%	8/1/44	750	853
[10]	JPMorgan Chase Putters/Drivers Trust Revenue TOB VRDO	3.350%	12/2/24	17,440	17,440
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	201
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	102
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,751
[4]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	376
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,023
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,766
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,912
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	624
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,551
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,215	2,744
[3]	Kern Community College District GO	0.000%	11/1/27	7,375	6,781
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,601
	Kern Community College District GO	5.250%	8/1/39	1,400	1,629
	Kern Community College District GO	5.250%	8/1/40	1,200	1,387
	Kern Community College District GO	5.250%	8/1/41	1,000	1,151
	Kern High School District GO	5.000%	8/1/28	1,000	1,092
	Kern High School District GO	5.000%	8/1/29	750	836
	La Canada Unified School District GO	4.000%	8/1/33	510	529
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	155
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	206
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	232
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	255
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	382
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	508
[3]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,465
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	500
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	608
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,374
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,139
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	833
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,883
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	938
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,041
[1]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,246
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,990
	Last Frontier Healthcare District Health, Hospital, Nursing Home BAN Revenue	6.000%	12/2/25	4,635	4,650

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	4.000%	8/1/30	750	773
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,589
	Liberty Union High School District GO	4.000%	8/1/31	565	581
	Liberty Union High School District GO	4.000%	8/1/32	250	259
	Liberty Union High School District GO	3.000%	8/1/35	670	649
	Liberty Union High School District GO	3.000%	8/1/37	825	779
	Liberty Union High School District GO	3.000%	8/1/38	900	844
	Liberty Union High School District GO	3.000%	8/1/39	1,000	924
	Liberty Union High School District GO	3.000%	8/1/40	1,000	909
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,500
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	557
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,034
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,097
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,364
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,738
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,559
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,659
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,433
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,741
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,357
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	444
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	102
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	357
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	671
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	339
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	505
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	544
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	762
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	739
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	633
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,138
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	800
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	614
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	490
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	374
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	642
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	441
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	266
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	226
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	689
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	770
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	937
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,569
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,153
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,633
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,053
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	847
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,354
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,439
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	759
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	148
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,062
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,239
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,859
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,349
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	20,221
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	4.616%	11/15/25	16,845	16,934
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.636%	11/15/26	10,010	10,098
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	582
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	580
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	579
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	665
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,154
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	404
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	862
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	575
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,146
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	590
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	724
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	570

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,336
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,265
	Long Beach Community College District GO	4.000%	8/1/34	600	612
	Long Beach Community College District GO	4.000%	8/1/35	705	722
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,701
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,950
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,132
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,030
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,361
	Long Beach Community College District GO	3.000%	8/1/40	3,810	3,463
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,192
	Long Beach Community College District GO	3.000%	8/1/41	2,165	1,926
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	846
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/25	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/26	150	153
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/27	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/29	200	209
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/30	200	210
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/31	230	241
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/32	375	392
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/34	350	362
[1]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/37	400	410
[1]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/38	430	442
[5]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,563
[5]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,380
[5]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,584
[5]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,347
[5]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,793
[5]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,960
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,119
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,040
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,659
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,857
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,683
	Los Alamitos Unified School District GO	0.000%	8/1/29	800	697
	Los Alamitos Unified School District GO	0.000%	8/1/31	550	448
	Los Angeles CA Community College District GO	5.000%	8/1/27	9,500	10,149
	Los Angeles CA Community College District GO	5.000%	8/1/28	9,000	9,829
	Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	11,145
	Los Angeles CA Community College District GO	5.000%	8/1/30	7,500	8,529
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,822
	Los Angeles CA Community College District GO	5.000%	8/1/31	7,500	8,680
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,974
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,582
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,149
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	693
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	1,965
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/39	850	921
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/42	1,500	1,595
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/44	1,400	1,494
[7,10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.550%	12/2/24	48,040	48,040
	Los Angeles CA Unified School District COP	5.000%	10/1/27	2,000	2,135
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,568
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	472
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,338
[4]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	550
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,152
	Los Angeles CA Unified School District GO	5.000%	7/1/28	4,395	4,796
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,191
	Los Angeles CA Unified School District GO	5.000%	7/1/31	6,500	7,522
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,210
	Los Angeles CA Unified School District GO	5.000%	7/1/32	16,500	19,395
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,427
	Los Angeles CA Unified School District GO	5.000%	7/1/33	25,000	29,762
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,824
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,664
	Los Angeles CA Unified School District GO	5.000%	7/1/34	13,000	15,684
	Los Angeles CA Unified School District GO	4.000%	7/1/35	3,075	3,247
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,640
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,581

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,772
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	5,946
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,490
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,220
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,058
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,088
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,416
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,225
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,878
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,139
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,070	4,212
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,431
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,336
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,338
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,214
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,174
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,721
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,612
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,526
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,475
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,388
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,293
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	9,165
	Los Angeles CA Unified School District GO	5.000%	7/1/44	1,800	2,084
	Los Angeles CA Unified School District GO	5.000%	7/1/45	1,000	1,150
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,514
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	2,989
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,141
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,154
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,571
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,348
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,857
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,345
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,616
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,512
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,562
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,431
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,448
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,566
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	7,831
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,293
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,637
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,404
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,185
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,290
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,582
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,386
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,385
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,285
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,096
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,578
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,304
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,335
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,279
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,324
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,950
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,032
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,660
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,254
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,733
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,849
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	5,205	5,499
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,723
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,951
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,246
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,805
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,986
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	962
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,220
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,010

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,215
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,058
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,262
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,109
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,300
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,161
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,112
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,219
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,298
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,276
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,037
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,739
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,336
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,692
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,211
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,403
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	4,000	4,658
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	8,155	9,358
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/43	7,500	8,557
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,379
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/44	5,000	5,814
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,498
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	788
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,076
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,011
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,288
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,194
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,219
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	713
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,896
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,058
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,245
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,065
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,945
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,511
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,389
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	2,978
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,514
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	909
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,809
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,622
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,806
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,289
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,716
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,433
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,380
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,533
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,614
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	715
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,849
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,368
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,626
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,757
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,801
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,496
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,857
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,392
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,919
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,834
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,381
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,062
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,974
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,959
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,790
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,036
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	770

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	988
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,626
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,642
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	6,995
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,792
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,535	21,818
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,072
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,588
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25,260	26,798
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,312
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,575
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,422
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,980
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,860
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,437
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	24,038
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,364
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,615
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35,390	39,180
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,922
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,440	1,617
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	8,341
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,665	1,734
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,581
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,950	9,640
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,385
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,587
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,049
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,510	5,133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,570	1,798
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,025	6,823
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,546
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,709
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,432
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,120	1,265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	10,130	11,506
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.650%	12/2/24	2,150	2,150
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.650%	12/2/24	1,815	1,815
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	1.700%	12/5/24	3,000	3,000
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,650
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,501
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,174
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,859
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,755
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,276
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,918
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,143
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,870
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,962
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,672
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,731
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,457
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,807
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,782
Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.680%	12/2/24	62,500	62,500
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,750	1,769
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	5,575	5,636
Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,091	1,103
Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/28	1,750	1,755
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,026

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	7,989
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,386
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,702
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,980
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,977
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,187
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/27	1,550	1,643
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/28	1,700	1,841
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/29	1,625	1,794
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/40	1,210	1,389
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,585
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/41	1,300	1,484
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/42	1,000	1,137
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/43	1,000	1,133
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,209
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,182
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,227
	Los Rios Community College District GO	3.000%	8/1/35	1,035	1,017
	Los Rios Community College District GO	4.000%	8/1/35	250	255
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,109
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,244
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/39	750	862
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/40	900	1,026
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/41	1,500	1,696
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/42	1,000	1,125
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/43	1,000	1,123
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/44	275	307
[3]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,544
[3]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,184
[3]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,055
	Manhattan Beach Unified School District GO	0.000%	9/1/28	2,220	1,999
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	789
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/27	265	274
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/28	375	390
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/29	350	366
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/30	325	341
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/32	550	570
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	1,110	1,137
[3]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,841
[3]	Manteca Unified School District GO	0.000%	8/1/33	5,435	4,055
[3]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,887
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,024
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,024
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	835
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	7,992
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,072
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,982
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,161
	Marin Healthcare District GO	5.000%	8/1/41	9,000	9,345
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,092
	Marina Coast Water District COP	4.000%	6/1/44	1,160	1,181
	Marina Coast Water District COP	4.000%	6/1/45	1,660	1,689
	Marina Coast Water District COP	4.000%	6/1/46	1,630	1,658
[4]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,322
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	541
[13]	Menifee CA Special Tax Revenue	5.000%	9/1/39	820	887
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	451
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	639
	Menifee Union School District GO	4.000%	8/1/29	165	175
	Menifee Union School District GO	4.000%	8/1/30	200	214
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	504
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	798
[1]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,055
[1]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,277
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,933
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,782
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,226
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,929

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,800
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,747
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,327
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,755
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,252
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,936
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,090
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,117
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,274
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/43	1,225	1,405
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/44	1,490	1,703
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	3,975	4,424
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,369
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,871
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,727
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,501
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,702
[3]	Modesto High School District GO	0.000%	8/1/26	5,010	4,769
	Modesto High School District GO	5.000%	8/1/39	850	969
	Modesto High School District GO	5.000%	8/1/40	505	573
	Modesto High School District GO	5.000%	8/1/41	710	802
	Modesto High School District GO	5.000%	8/1/42	840	943
	Modesto High School District GO	5.000%	8/1/43	1,185	1,325
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,310
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,570
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,192
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/31	660	692
[3]	Montebello Unified School District GO	0.000%	8/1/26	1,000	946
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,622
	Monterey Park Public Financing Intergovernmental Agreement Revenue	4.000%	6/1/41	1,200	1,219
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	495
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	457
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	908
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	716
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	790
	Monterey Peninsula Unified School District GO	4.000%	8/1/36	13,815	13,981
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,091
[13]	Moreland School District GO	3.875%	8/1/30	1,000	1,017
[13]	Moreland School District GO	5.000%	8/1/33	1,095	1,259
[13]	Moreland School District GO	5.000%	8/1/34	1,250	1,453
[13]	Moreland School District GO	5.000%	8/1/35	1,420	1,665
[13]	Moreland School District GO	5.000%	8/1/36	1,605	1,874
[13]	Moreland School District GO	5.000%	8/1/37	1,805	2,098
[13]	Moreland School District GO	5.000%	8/1/38	2,015	2,333
[13]	Moreland School District GO	5.000%	8/1/40	1,685	1,930
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	383
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	338
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,520
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	845
[4]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,656
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/29	1,220	1,290
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/32	1,020	1,073
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	856
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	962
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	208
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,055
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	239
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	270
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,234
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	467
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	947
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,446
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	956
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	664
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,721
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	678
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	412
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	206
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,382

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount San Jacinto Community College District GO	3.000%	8/1/38	2,000	1,896
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	500
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	343
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	296
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	372
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	447
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	472
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	225
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	581
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	349
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	607
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	422
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	421
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	341
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	313
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	338
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,040
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	327
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	310
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	309
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	282
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,438
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	358
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,331
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,519
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,470
[1]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/32	500	537
[1]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/34	350	376
[1]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/35	450	482
[1]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/37	1,220	1,301
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	276
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	529
	Mountain View-Whisman School District GO	3.000%	9/1/39	2,200	2,089
	Mountain View-Whisman School District GO	3.000%	9/1/40	1,000	937
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,337
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,276
	Mountain View-Whisman School District GO	4.000%	9/1/45	2,535	2,606
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	515	551
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	155	166
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,735	1,857
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,890	9,980
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,356
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,530	17,114
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,385	17,394
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	20,727
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	23,521
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	357
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,243
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,712
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,742
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,590
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,411
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,360
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	595
	New Haven Unified School District GO	4.000%	8/1/29	100	104
	New Haven Unified School District GO	4.000%	8/1/30	100	104
	New Haven Unified School District GO	4.000%	8/1/31	100	104
	New Haven Unified School District GO	4.000%	8/1/32	100	103
	New Haven Unified School District GO	4.000%	8/1/35	325	333
	New Haven Unified School District GO	4.000%	8/1/36	155	159
	New Haven Unified School District GO	4.000%	8/1/37	300	307
	New Haven Unified School District GO	4.000%	8/1/38	805	819
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,136
[4]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,199
[4]	Newark CA Unified School District GO	4.000%	8/1/38	885	919
[4]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,034
[4]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,033
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,020	1,037
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	720	772
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,067

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,558
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,238
[3]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,324
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,163
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	506
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,669
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,843
[4]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	856
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,102
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	459
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,096
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	931
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,604
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	826
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	729
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,025	2,307
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	524
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,273
[4]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,271
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	523
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,153
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,364
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,711
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,027
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,027
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	85,720	91,810
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	2,998
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	11,456
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,237
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,831
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,427
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,624
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,406
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,386
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,128
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,584
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,278
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,558
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	194
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	714
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	595
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	406
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,320
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	827
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,150	1,042
	Novato CA Unified School District GO	3.000%	8/1/39	1,130	1,056
	Novato CA Unified School District GO	3.000%	8/1/42	4,075	3,663
	Novato CA Unified School District GO	3.000%	8/1/43	3,000	2,659
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/39	1,475	1,502
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/40	1,465	1,489
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,572
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,389
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,612
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	863
	Oakland CA GO	2.000%	1/15/34	5,505	4,782
	Oakland CA GO	2.000%	1/15/35	4,480	3,837
	Oakland CA GO	2.125%	1/15/36	4,735	4,046
	Oakland CA GO	3.000%	1/15/40	6,580	6,084
[5]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,763
[5]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,729
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	521
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,359
	Ohlone Community College District GO	4.000%	8/1/34	3,920	3,978
	Ohlone Community College District GO	3.000%	8/1/38	4,345	4,044
[13]	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/39	1,015	1,099
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,235	3,272
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,308
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,084
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,288
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,336

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,256
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,562
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,265
	Orange County Community Facilities District Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	531
	Orange County Community Facilities District Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	975
	Orange County Community Facilities District Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,104
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,113
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,435
	Orange County Water District Water Revenue	4.000%	8/15/35	790	830
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,361
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	815
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,092
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,170
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,198
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	787
[5]	Oxnard School District GO	0.000%	8/1/31	1,520	1,218
[5]	Oxnard School District GO	0.000%	7/1/33	3,445	2,561
[4,10]	Oxnard School District GO TOB VRDO	3.150%	12/2/24	4,000	4,000
	Oxnard Union High School District GO	5.000%	8/1/27	750	800
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,060
	Oxnard Union High School District GO	4.000%	8/1/31	750	772
	Oxnard Union High School District GO	4.000%	8/1/32	325	338
	Oxnard Union High School District GO	4.000%	8/1/33	375	389
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,158
	Oxnard Union High School District GO	4.000%	8/1/36	750	770
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,663
	Pajaro Valley Health Care District GO	5.000%	9/1/46	2,750	2,950
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	230
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	255
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	305
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,211
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	190	191
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	725
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,300	1,278
[4]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/26	1,100	1,139
[4]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,200	1,259
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	1,190	1,206
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	550	558
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	830	859
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/26	700	725
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,355	1,411
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,275	1,328
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/32	1,435	1,489
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	750	777
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,000	2,071
[4]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,186
[4]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	898
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,434
	Palo Alto Unified School District GO	3.250%	8/1/42	3,000	2,902
	Palomar Community College District GO	5.000%	8/1/33	2,805	2,958
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,611
	Palomar Health COP	5.000%	11/1/26	920	930
	Palomar Health COP	5.000%	11/1/27	750	758
[5]	Palomar Health GO	0.000%	8/1/26	1,250	1,180
	Palomar Health GO	5.000%	8/1/26	585	600
[3]	Palomar Health GO	0.000%	8/1/27	16,165	14,397
[5]	Palomar Health GO	0.000%	8/1/27	8,095	7,381
	Palomar Health GO	5.000%	8/1/27	1,815	1,855
[5]	Palomar Health GO	0.000%	8/1/28	955	839
	Palomar Health GO	5.000%	8/1/28	1,640	1,671
	Palomar Health GO	5.000%	8/1/28	8,570	8,718
[5]	Palomar Health GO	0.000%	8/1/29	7,210	6,105
	Palomar Health GO	5.000%	8/1/29	875	888
	Palomar Health GO	5.000%	8/1/29	4,690	4,758
	Palomar Health GO	4.000%	8/1/30	2,150	2,160
	Palomar Health GO	5.000%	8/1/30	1,995	2,022
	Palomar Health GO	4.000%	8/1/31	1,670	1,675
	Palomar Health GO	5.000%	8/1/31	800	810
	Palomar Health GO	4.000%	8/1/32	5,010	5,016
	Palomar Health GO	4.000%	8/1/33	500	500

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health GO	5.000%	8/1/33	1,320	1,333
	Palomar Health GO	0.000%	8/1/34	2,725	1,700
	Palomar Health GO	4.000%	8/1/34	1,100	1,090
	Palomar Health GO	0.000%	8/1/35	595	351
	Palomar Health GO	4.000%	8/1/35	100	98
	Palomar Health GO	0.000%	8/1/36	510	283
	Palomar Health GO	4.000%	8/1/36	5,015	4,831
	Palomar Health GO	0.000%	8/1/37	1,210	632
	Palomar Health GO	3.000%	8/1/37	250	216
	Palomar Health GO	4.000%	8/1/37	4,285	4,088
[5]	Palomar Health GO	7.000%	8/1/38	3,510	3,983
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,672
	Palomar Health GO	6.750%	8/1/40	2,500	2,841
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,375
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,792
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	3,020
[3]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	303
[3]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,925	3,682
[4]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[4]	Paramount Unified School District GO	4.000%	8/1/31	125	134
[4]	Paramount Unified School District GO	4.000%	8/1/34	150	159
[4]	Paramount Unified School District GO	4.000%	8/1/35	300	316
[4]	Paramount Unified School District GO	4.000%	8/1/37	390	407
[4]	Paramount Unified School District GO	4.000%	8/1/38	690	714
[4]	Paramount Unified School District GO	4.000%	8/1/40	450	464
	Paramount Unified School District GO	0.000%	8/1/42	2,000	974
[4]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,726
	Pasadena Area Community College District GO	5.000%	8/1/41	825	936
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,127
	Pasadena Area Community College District GO	5.000%	8/1/43	500	561
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,527
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/40	1,050	566
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/41	1,000	513
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/42	1,200	584
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/43	1,000	462
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,055
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,135
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	654
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	828
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,102
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,099
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	655
	Peralta Community College District GO	4.000%	8/1/33	2,755	2,756
	Peralta Community College District GO	4.000%	8/1/34	2,865	2,866
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,274
[3]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,104
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	1,038
	Perris CA Union High School District GO	3.000%	9/1/38	800	748
	Perris CA Union High School District GO	3.000%	9/1/39	850	785
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	910
[1]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	2,040
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,840
	Piedmont Unified School District GO	3.000%	8/1/39	180	167
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	3,000	3,102
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,902
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	855	856
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	142
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	900	901
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	1,220	1,222
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	1,285	1,287
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	305
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	1,350	1,352

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,234
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,244
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,699
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,237
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,205
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	2,037
[10]	Pittsburg Unified School District GO TOB VRDO	2.880%	12/6/24	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	122
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,429
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,415
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	932
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,151
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,853
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	2,022
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	7,162
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	441
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	956
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	528
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	884
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	896
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,074
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,020
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,190
	Pomona Unified School District GO	4.000%	8/1/37	920	963
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,161
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,148
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,414
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,693
	Port Commission of the City & County of San Francisco Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,275
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	1,987
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/40	1,670	1,967
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/41	2,680	3,139
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/42	3,500	4,083
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/43	2,500	2,902
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	1,000	1,155
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,045	4,200
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	2,560	2,658
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	4,340	4,506
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	5.000%	8/1/26	3,615	3,753
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,328
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,708
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	925	977
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/27	25	27
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	152
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	130
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	122
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	135
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	165
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	189
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	133
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	159
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	164
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	158
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	210
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	183
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	229
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	280
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	232
	Portola Valley School District GO	3.000%	8/1/35	875	860
	Portola Valley School District GO	3.000%	8/1/36	640	626
	Portola Valley School District GO	3.000%	8/1/37	700	673
	Portola Valley School District GO	3.000%	8/1/38	675	640
	Portola Valley School District GO	3.000%	8/1/39	725	680
	Portola Valley School District GO	3.000%	8/1/40	530	489
[4]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	620
[4]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	409
[4]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,273
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,399
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,171

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,008
	Poway Unified School District GO	0.000%	8/1/30	100	85
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,942
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,564
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,960
	Poway Unified School District GO	0.000%	8/1/36	9,420	6,344
	Poway Unified School District GO	0.000%	8/1/39	3,445	2,027
	Poway Unified School District GO	0.000%	8/1/41	3,000	1,609
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	787
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,760	1,785
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,016
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,500	2,592
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	193
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	324
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	277
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	407
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	381
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	359
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	169
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	388
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	519
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	224
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	739
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	466
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	859
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	512
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	992
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	164
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	246
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	893
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,118
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,117
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	496
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	3,000
[4]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,367
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	856
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/39	800	858
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	375
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,704
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,806
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,503
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,402
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,713
[1]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	894
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	12,087
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,798
	Ravenswood CA City School District GO	4.000%	8/1/32	130	138
	Ravenswood CA City School District GO	4.000%	8/1/36	270	282
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,003
	Ravenswood CA City School District GO	4.000%	8/1/40	590	603
[4]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,319
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	838
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	737
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,033
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,426
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	864
[3]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	500
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,740
[9]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/25	3,350	3,282
	Redwood City School District GO	3.000%	8/1/33	1,430	1,418

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redwood City School District GO	3.000%	8/1/40	1,490	1,369
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,488
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,076
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,381
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	503
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	811
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,698
[4]	Rialto Unified School District COP	5.000%	9/1/28	285	308
[4]	Rialto Unified School District COP	5.000%	9/1/29	335	369
[4]	Rialto Unified School District COP	5.000%	9/1/30	350	391
[4]	Rialto Unified School District COP	5.000%	9/1/31	350	396
[4]	Rialto Unified School District COP	5.000%	9/1/32	475	543
[4]	Rialto Unified School District COP	5.000%	9/1/33	850	982
[4]	Rialto Unified School District COP	5.000%	9/1/34	875	1,020
[4]	Rialto Unified School District COP	5.000%	9/1/35	1,555	1,809
[4]	Rialto Unified School District GO	0.000%	8/1/28	115	103
[4]	Rialto Unified School District GO	0.000%	8/1/29	140	122
[4]	Rialto Unified School District GO	0.000%	8/1/30	665	558
[4]	Rialto Unified School District GO	0.000%	8/1/31	595	482
[4]	Rialto Unified School District GO	0.000%	8/1/32	925	722
[4]	Rialto Unified School District GO	0.000%	8/1/33	860	645
[4]	Rialto Unified School District GO	0.000%	8/1/34	400	287
[4]	Rialto Unified School District GO	0.000%	8/1/35	825	562
[4]	Rialto Unified School District GO	0.000%	8/1/36	720	465
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,431
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,068
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	825
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	65	66
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,136
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,332
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,772
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,102
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,300
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,315
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,813
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,731
[4]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,670
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,672
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,516
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	407
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	334
[1]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	521
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/39	2,180	2,303
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	970
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,036
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,389
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,563
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/44	1,660	1,664
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,203
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,413
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	403
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	687
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	587
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	385
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	624
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,127
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,421
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,408
	Riverside Community College District GO	3.000%	8/1/33	770	764
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,816
	Riverside Community College District GO	3.000%	8/1/36	1,795	1,735
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,933
	Riverside Community College District GO	3.000%	8/1/37	4,350	4,136
	Riverside Community College District GO	3.000%	8/1/38	3,775	3,524
	Riverside Community College District GO	3.000%	8/1/38	7,065	6,595
	Riverside Community College District GO	3.000%	8/1/39	4,210	3,867
	Riverside Community College District GO	3.000%	8/1/39	7,240	6,649
	Riverside Community College District GO	3.000%	8/1/40	2,000	1,809
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,480
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,416

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,124
[3]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,603
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	516
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,102
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,179
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,966
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,046
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,100
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,227
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	3,535	3,726
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,220	1,283
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/40	5,000	5,042
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/26	450	467
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/27	300	320
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/28	650	706
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/29	750	828
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/30	770	864
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/31	1,230	1,398
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/32	1,180	1,358
[1]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/33	1,000	1,165
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	1,160	1,182
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/27	520	543
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/30	750	781
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/32	590	613
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/37	1,015	1,054
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/39	3,750	3,791
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	1,998
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	318
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,974
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,056
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,040
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	6,805	4,804
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,276
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,899
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,822
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,547
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	687
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	653
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	597
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	688
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	704
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,188
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,010
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/27	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/29	850	878
	Riverside Unified School District GO	4.000%	8/1/30	850	870
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,279
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,164
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,896
	Riverside Unified School District GO	3.000%	8/1/37	4,800	4,485
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,135
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,559
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,734
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	540
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	734
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,593
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,708
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,893
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	101

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	116
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	271
	Romoland School District Special Tax Revenue	5.000%	9/1/39	610	660
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	469
	Romoland School District Special Tax Revenue	5.000%	9/1/44	565	603
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	263
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	368
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	223
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	204
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	244
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	501
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	128
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	87
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	168
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	269
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	254
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	578
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	506
	Roseville CA Special Tax Revenue	5.000%	9/1/34	250	272
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	756
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	485
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,261
	Roseville CA Special Tax Revenue	5.000%	9/1/39	1,000	1,080
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	299
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,253
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	485
	Roseville CA Special Tax Revenue	5.000%	9/1/44	700	744
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,172
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	798
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,124
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,825
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	287
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	347
[4]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	563
[4]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,693
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	544
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	475
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	445
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,793
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	928
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	820
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,528
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,242
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,106
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	469
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	1,725	1,798
[1]	Ross Valley CA School District GO	0.000%	7/1/26	1,025	981
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	280
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	651
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	250
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	501
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,281
[4]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,341
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,445
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	609
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	217
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	649
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,081

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	240
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,076
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	209
[4]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,577
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	208
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	232
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	210
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	634
[1]	Sacramento CA City Unified School District GO	6.000%	8/1/34	1,380	1,742
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	469
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,034
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,110
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,053
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,225
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,728
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,192
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,407
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/43	3,320	3,779
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/44	9,730	11,028
[1]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/29	2,215	2,432
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	511
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	651
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	268
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	226
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	323
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	572
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	670
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,147
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,609
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,713
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,621
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,326
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	992
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,150
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,703
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,499
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,057
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,341
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,618
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,144
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,577
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,380
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,453
	Sacramento CA Water Revenue	5.000%	9/1/42	6,465	6,762
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/25	5,000	4,832
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/27	15,815	14,316
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/31	5,000	3,901
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/34	10,360	7,121
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,064
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,929
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,533
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,678
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	1,987
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	715
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,624
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	806
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,031
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,061
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,337
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,701
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,028
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,089
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	18,145	18,623
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,053
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	3,500	4,055
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/42	3,550	4,087
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,750	4,293
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/44	3,850	4,376
[4]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/38	960	995
[1]	Sacramento County CA COP	5.000%	10/1/28	695	760

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,893
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,472
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,181
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,301
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,526
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,304
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,671
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,761
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,075
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,287
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	5,279
	Sacramento County California Housing Authority Multifamily Tax-Exempt Bonds Local or Guaranteed Housing Revenue	4.125%	5/1/40	2,490	2,505
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,086
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,162
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,445
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,582
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,914
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,694
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/42	2,000	2,294
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,539
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/43	2,000	2,284
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/44	2,000	2,277
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/45	2,000	2,270
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,699
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	872
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	696
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	967
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,859
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,970
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,070
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,088
[4]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,162
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,042
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,231
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,023
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,017
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,559
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	925
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,323
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,507
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,533
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,204
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,672
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,462
[3]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,232
[3]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	285
[3,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	419
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	398
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,163
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,755
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	668
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,724
[4]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	3,223
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	832
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	870
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	753
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	787
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	794
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,499
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,081
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	692
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	860
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,386
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	226
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,486
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,874
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	856
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,209
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,716

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,601
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,122
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,314
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	1,000	1,039
[7,10]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	12/2/24	5,800	5,800
	San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,206
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,080
	San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,955
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,673
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,175
	San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,823
	San Diego CA Unified School District GO	0.000%	7/1/30	1,000	854
[13]	San Diego CA Unified School District GO	5.000%	7/1/30	1,000	1,120
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,840
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,535
	San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,175
	San Diego CA Unified School District GO	0.000%	7/1/34	2,700	1,980
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,176
[13]	San Diego CA Unified School District GO	5.000%	7/1/34	3,410	4,056
[13]	San Diego CA Unified School District GO	5.000%	7/1/34	3,000	3,541
	San Diego CA Unified School District GO	0.000%	7/1/35	1,275	901
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,103
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,694
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,215
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,135
	San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,305
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,791
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,786
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,632
[13]	San Diego CA Unified School District GO	5.000%	7/1/37	2,770	3,223
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,718
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,854
[13]	San Diego CA Unified School District GO	5.000%	7/1/38	1,805	2,092
	San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,482
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,606
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,077
	San Diego CA Unified School District GO	5.000%	7/1/39	360	413
	San Diego CA Unified School District GO	5.000%	7/1/39	3,000	3,542
	San Diego CA Unified School District GO	0.000%	7/1/40	1,500	855
	San Diego CA Unified School District GO	5.000%	7/1/40	485	552
[13]	San Diego CA Unified School District GO	5.000%	7/1/40	2,820	3,235
	San Diego CA Unified School District GO	5.000%	7/1/40	2,000	2,341
	San Diego CA Unified School District GO	5.000%	7/1/41	620	701
	San Diego CA Unified School District GO	5.000%	7/1/41	1,000	1,160
	San Diego CA Unified School District GO	5.000%	7/1/41	5,050	5,860
	San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,459
	San Diego CA Unified School District GO	5.000%	7/1/42	430	484
	San Diego CA Unified School District GO	5.000%	7/1/42	520	600
	San Diego CA Unified School District GO	5.000%	7/1/42	4,225	4,875
	San Diego CA Unified School District GO	0.000%	7/1/43	1,000	499
	San Diego CA Unified School District GO	5.000%	7/1/43	600	688
	San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,589
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,429
	San Diego CA Unified School District GO	5.000%	7/1/44	680	778
	San Diego CA Unified School District GO	5.000%	7/1/44	1,575	1,801
	San Diego CA Unified School District GO	0.000%	7/1/45	1,000	455
	San Diego CA Unified School District GO	5.000%	7/1/45	1,380	1,571
	San Diego CA Unified School District GO	4.000%	7/1/53	1,000	1,009
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,701
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,341
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,078
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,272
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,569
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,006
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	866
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	531
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,325
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	5,220	4,433
	San Diego Community College District GO	4.000%	8/1/41	1,450	1,522
	San Diego Community College District GO	4.000%	8/1/42	2,000	2,091

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Community College District GO	4.000%	8/1/43	2,000	2,085
	San Diego Community College District GO, ETM	0.000%	7/1/28	2,390	2,157
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,163
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,239
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,056
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	862
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,764
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,055
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,386
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	914
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,048
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,064
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,191
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,052
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,903
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	455
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,315
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,227
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,678
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,770
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	620
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,944
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,144
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	645
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,831
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,328
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	674
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,510
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	710
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,494
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,151
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,576
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,574
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,117
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,844
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,647
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,634
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,112
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,126
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,564
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,266
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,162
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,263
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,965	10,131
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,246
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,598
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,429
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,531
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,439
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,725
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,851
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,106
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	910
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,783
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,125
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	1,420	1,615
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	1,000	1,132
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,158
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,362
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,148
[1]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/26	3,665	3,475
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,068
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,089
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	1,082
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	5,394
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,140
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	2,053
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,137
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,194

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,691
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,902
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,478
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,652
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,237
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,105
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,278
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,466
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/31	1,915	1,966
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/30	2,180	2,271
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/31	2,265	2,355
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/32	2,355	2,439
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/33	2,450	2,529
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,189
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,086
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,520
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,380
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	6,047
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,099
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	285	286
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	381
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,100
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,090
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,643
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,656
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,699
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,177
	San Francisco CA City & County GO	4.000%	6/15/35	200	207
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,187
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,043
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,035
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,569
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,320
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing Dist No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	500	546
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing Dist No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/32	420	459
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing Dist No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/37	500	536
[4,7,10]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/2/24	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,927
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,742
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,786
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	9,590	9,669
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,101
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,606
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,791
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,554
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,905
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,647
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,520
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,173
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,680
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	654
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,905
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,671
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,872
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,262
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,068
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,706
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	9,017
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,816

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	5,016
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,764
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	3,500	4,072
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	2,250	2,602
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,750	3,160
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,671
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	1,555	1,777
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,635	2,990
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,285
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,798
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,335
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,088
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,151
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,463
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,806
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	25,340	26,735
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	11,215	12,657
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	37,066
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	495	536
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,375	1,621
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,179
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,490	1,757
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,190	1,403
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,500	1,769
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,280
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,734
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,903
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,431
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	405
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	528
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	518
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	917
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	783
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	627
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	968
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	890
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	775
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	573
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	639
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	799
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	240
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	405
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/26	1,585	1,641
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	518
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	460

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	466
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,035
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	692
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	682
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	723
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	681
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	412
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	928
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	359
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	640
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,476
	San Francisco Community College District GO	5.000%	6/15/29	760	835
[4]	San Francisco Community College District GO	5.000%	6/15/30	575	642
	San Francisco Community College District GO	5.000%	6/15/31	500	556
[4]	San Francisco Community College District GO	5.000%	6/15/31	430	487
	San Francisco Community College District GO	5.000%	6/15/32	805	895
[4]	San Francisco Community College District GO	5.000%	6/15/32	575	660
	San Francisco Community College District GO	4.000%	6/15/33	850	891
[4]	San Francisco Community College District GO	5.000%	6/15/33	750	871
	San Francisco Community College District GO	4.000%	6/15/34	595	623
[4]	San Francisco Community College District GO	5.000%	6/15/34	800	939
[4]	San Francisco Community College District GO	5.000%	6/15/39	1,200	1,383
[4]	San Francisco Community College District GO	5.000%	6/15/40	1,600	1,832
[4]	San Francisco Community College District GO	5.000%	6/15/41	5,300	6,027
[4]	San Francisco Community College District GO	5.000%	6/15/42	5,665	6,407
[4]	San Francisco Community College District GO	5.000%	6/15/43	6,335	7,127
[4]	San Francisco Community College District GO	5.000%	6/15/44	5,000	5,601
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,302
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	623
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,232
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,063
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,603
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,366
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	8,657
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,412
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	8,466
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,268
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	6,486
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,106
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,191
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,251
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,381
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,552
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,696
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,861
[4]	San Jacinto Unified School District GO	3.750%	8/1/41	300	301
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,443
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,551
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	6,001
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,126
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,652
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	13,730	13,801
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,829
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,150
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	94
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	41
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	903
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	522

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,290
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,416
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,817
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,481
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	454
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	634
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	499
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	6,900	6,910
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	202
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	206
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	179
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	241
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	299
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	413
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	779
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	812
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	849
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	859
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	386
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	390
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,036
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	642
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	781
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,316
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,052
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	732
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,026
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	884
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,189
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,993
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,305
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,709
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,434
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,551
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,522
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,286
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,987
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,414
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	2,455	2,613
	San Jose Unified School District GO	5.000%	8/1/26	775	807
[3]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,592
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,638
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,380
	San Juan Unified School District GO	3.000%	8/1/27	6,020	6,029
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,859
	San Juan Unified School District GO	4.000%	8/1/30	700	733
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,316
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,044
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,321
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,502
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,589
	San Juan Unified School District GO	2.375%	8/1/41	1,955	1,514
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,556
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,388
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,580
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,580
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,507
[4]	San Leandro Unified School District GO	4.000%	8/1/28	200	210
[4]	San Leandro Unified School District GO	4.000%	8/1/30	355	369
[4]	San Leandro Unified School District GO	4.000%	8/1/31	415	430
[4]	San Leandro Unified School District GO	4.000%	8/1/32	500	517
[4]	San Leandro Unified School District GO	4.000%	8/1/33	400	413
[4]	San Leandro Unified School District GO	4.000%	8/1/34	670	690
[4]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,272
[4]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[4]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,396
[4]	San Leandro Unified School District GO	4.000%	8/1/38	810	824
[4]	San Leandro Unified School District GO	4.000%	8/1/39	400	405

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	158
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	123
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	102
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	329
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	660
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	149
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	524
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	733
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	936
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	931
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,913
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,898
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,831
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	659
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	637
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	944
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	795
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,122
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	899
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,199
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,053
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,393
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,834
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,254
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,679
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,291
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,620
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,836
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	909
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,952
	San Marcos Unified School District GO	4.000%	8/1/32	300	308
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,752
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,244
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,544
	San Marcos Unified School District GO	0.000%	8/1/41	3,000	1,573
	San Marcos Unified School District GO	0.000%	8/1/42	1,140	571
	San Marcos Unified School District GO	0.000%	8/1/43	1,500	717
[3]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,897
[3]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,976
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,763
[3]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,748
[3]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	12,727
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,035
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,238
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	612
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	610
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,598
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,649
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,842
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,306
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,594
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,095
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,527
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,612
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,697
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,228
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,504
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,878
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,474
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	111
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,604
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,985
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,185
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,943
[1]	San Pablo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	6/15/27	1,770	1,774
[1]	San Pablo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	6/15/28	1,860	1,865
[1]	San Pablo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	6/15/30	2,275	2,281
[3]	San Rafael CA City High School District GO	0.000%	8/1/25	410	402
[3]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,155

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,654
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,117
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,243
	San Rafael CA City High School District GO	3.000%	8/1/38	2,875	2,733
	San Rafael CA City High School District GO	3.000%	8/1/39	2,500	2,337
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,328
[3]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,728
[3]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,834
[3]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,616
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	779
	San Ramon CA COP	4.000%	6/1/37	1,225	1,246
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/25	1,020	1,014
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/27	1,700	1,580
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/28	1,800	1,617
[4]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/25	1,520	1,524
[4]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/26	1,595	1,600
[4]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/27	1,670	1,676
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/26	100	102
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/27	100	103
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/28	115	120
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/29	100	106
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/30	105	112
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/31	200	214
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/32	125	134
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/36	530	557
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/37	300	313
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	2.250%	8/1/38	290	237
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	2.375%	8/1/39	870	710
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/40	300	308
[3]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,532
[3]	San Ysidro School District GO	0.000%	8/1/29	1,100	952
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,255
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,244
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,295
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,368
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	500
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,256
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,553
[4]	Sanger Unified School District GO	3.000%	8/1/35	680	655
[4]	Sanger Unified School District GO	3.000%	8/1/36	750	720
[4]	Sanger Unified School District GO	3.000%	8/1/37	820	781
[4]	Sanger Unified School District GO	4.000%	8/1/37	330	345
[4]	Sanger Unified School District GO	3.000%	8/1/39	375	352
[4]	Sanger Unified School District GO	4.000%	8/1/39	330	343
[4]	Sanger Unified School District GO	4.000%	8/1/40	250	258
[4]	Sanger Unified School District GO	4.000%	8/1/41	325	334
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	361
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	514
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	524
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	513
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	900
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,348
[3]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,240
[5]	Santa Ana Unified School District GO	0.000%	8/1/34	11,400	8,324
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	756
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	908
	Santa Clara County CA GO	3.500%	8/1/38	70	68
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,951
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,909
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,882
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,376
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,853
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,829
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,807
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,429
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	8,986
	Santa Clara Unified School District GO	3.000%	7/1/32	390	390
[3]	Santa Clarita Community College District GO	0.000%	8/1/28	400	361
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,653
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,832

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clarita Community College District GO	3.000%	8/1/33	350	347
	Santa Clarita Community College District GO	3.000%	8/1/37	800	757
	Santa Clarita Community College District GO	3.000%	8/1/38	750	704
	Santa Clarita Community College District GO	3.000%	8/1/39	900	831
	Santa Clarita Community College District GO	3.000%	8/1/40	800	728
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	375
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	337
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	375
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	383
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	215
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	336
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	444
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,347
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,431
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	169
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	172
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	140	145
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	140
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	250	258
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	783
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	845
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	647
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,476
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,436
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,414
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,646
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,503
	Santa Monica Community College District GO	5.000%	8/1/31	600	651
	Santa Monica Community College District GO	4.000%	8/1/33	500	519
	Santa Monica Community College District GO	4.000%	8/1/34	655	677
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,050
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	687
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,600	1,429
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	104
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	156
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	228
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	362
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	514
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	353
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	634
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	530
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	762
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	474
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	957
[1,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,941
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	776
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	942
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,018
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,136
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,026
[4]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,582
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	777
[4]	Santa Rosa High School District GO	4.000%	8/1/37	425	440
[4]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,133
[4]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,022
[4]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,320
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,399
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,831
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	703
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	526
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	624
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	713
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,322
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	290
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	302
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	697
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	1,011
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,887
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,107

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,733
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,304
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,511
	Simi Valley Unified School District GO	4.000%	8/1/32	200	205
	Simi Valley Unified School District GO	3.000%	8/1/35	525	509
	Simi Valley Unified School District GO	3.000%	8/1/36	750	714
	Simi Valley Unified School District GO	3.000%	8/1/37	500	472
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	261
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	576
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	275
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	342
[1]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,695
	Solano County Community College District GO	5.000%	8/1/40	550	632
	Solano County Community College District GO	5.000%	8/1/41	600	685
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,548
	Solano County Community College District GO	4.000%	8/1/43	750	774
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,981
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,898
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,305
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,946
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	338
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	528
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	983
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,413
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,332
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,722
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	16
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	33
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	49
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	82
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	99
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,136
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,490
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,033
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,273
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	378
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	576
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	726
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,734
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,903
[1]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,000
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,138
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	65,640	70,346
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/41	11,285	12,911
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,699
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,670
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	10,000	11,340
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,339
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	640
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/41	8,730	10,114
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/42	5,000	5,769
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/43	12,125	13,912
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/45	10,280	11,695
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,220
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,907
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.850%	12/2/24	21,035	21,035
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,106
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,359
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,519
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	414
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	12,321
	Southwestern Community College District GO	4.000%	8/1/31	300	310
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,019
	Southwestern Community College District GO	4.000%	8/1/32	250	256

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Community College District GO	4.000%	8/1/33	300	307
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,786
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,399
	Southwestern Community College District GO	4.000%	8/1/37	730	747
	Southwestern Community College District GO	4.000%	8/1/37	400	419
	Southwestern Community College District GO	3.000%	8/1/38	900	852
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,133
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,775
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,228
	Southwestern Community College District GO	0.000%	8/1/41	1,500	813
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,065
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,880
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,801
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,177
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,726
	State Center Community College District GO	3.000%	8/1/34	1,500	1,501
	State Center Community College District GO	4.000%	8/1/34	1,000	1,025
	State Center Community College District GO	3.000%	8/1/40	5,000	4,558
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/39	750	806
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,042
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,341
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,971
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,911
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,760
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,386
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,705
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,657
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,763
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/27	1,600	1,700
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/28	1,115	1,209
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/29	1,105	1,221
[4]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,250
[4]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,055
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,110
[4]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,198
[1]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,965	2,039
[1]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	1,500	1,557
[1]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	2,890	2,991
[1]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/34	2,070	2,139
[1]	Stockton Unified School District GO	5.000%	7/1/27	1,650	1,757
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	684
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,134
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,134
[1]	Stockton Unified School District GO	5.000%	8/1/27	1,285	1,371
[1]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,520
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,299
[1]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,729
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,528
[4]	Stockton Unified School District GO	5.000%	8/1/29	805	874
[1]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,876
[1]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,129
[1]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,408
[1]	Stockton Unified School District GO	5.000%	8/1/30	4,550	5,169
[1]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,326
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	479
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,500	2,661
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,058
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,105
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,360
[4]	Stockton Unified School District GO	5.000%	8/1/37	1,620	1,910
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,196
[4]	Stockton Unified School District GO	5.000%	8/1/38	2,600	3,054
[4]	Stockton Unified School District GO	5.000%	8/1/39	1,000	1,171
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,696
[4]	Stockton Unified School District GO	5.000%	8/1/40	780	909
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	894
[4]	Stockton Unified School District GO	5.000%	8/1/41	720	834
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,002
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,277
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,363

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,283
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,260
[4]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/39	1,175	1,285
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,996
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,109
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,054
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,355
	Sweetwater Union High School District GO	3.000%	8/1/25	455	453
	Sweetwater Union High School District GO	4.000%	8/1/27	250	253
	Sweetwater Union High School District GO	5.000%	8/1/31	625	640
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,827
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,496
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,098
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,671
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	747
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	405
[10]	Sweetwater Union High School District GO TOB VRDO	3.200%	12/2/24	3,625	3,625
[4,10]	Sweetwater Union High School District GO TOB VRDO	3.200%	12/2/24	8,000	8,000
[4]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	333
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/27	430	450
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/28	1,010	1,070
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/29	1,290	1,379
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/31	600	651
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/32	1,000	1,094
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/33	1,000	1,098
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/34	850	939
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/38	4,250	4,655
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/42	6,905	7,435
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/24	1,720	1,721
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/25	1,795	1,824
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/26	1,450	1,501
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/27	1,000	1,049
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/28	555	589
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/29	500	530
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/30	535	567
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/31	1,000	1,058
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/32	785	830
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/33	1,650	1,743
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/34	1,705	1,801
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/35	2,620	2,761
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/36	2,765	2,911
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/37	2,350	2,467
[3]	Temple City Unified School District GO	0.000%	8/1/27	1,000	923
[3]	Temple City Unified School District GO	0.000%	8/1/28	2,500	2,242
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,259
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,060
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,860	1,999
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,258
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,179
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,085
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,677
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,225
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,531
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,318
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,648
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,713
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,961
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,061
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,848
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,265
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,081
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,028
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,624
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,079
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,940
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,374
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,514
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,225
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,071

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,207
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,765
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	1,690	1,724
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	185
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	212
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	238
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	269
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	300
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	331
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,167
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	648
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,147
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,454
[1]	Tracy Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	960	971
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/25	600	607
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/26	600	616
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	615	639
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/27	1,245	1,288
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/28	720	758
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/29	665	705
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/30	500	531
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/31	600	634
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/32	1,290	1,353
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/33	1,400	1,468
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/34	600	629
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,745	1,826
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/37	1,000	1,044
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	1,000	1,040
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/38	600	618
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/39	1,000	1,037
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/40	1,165	1,202
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,541
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,024
[4]	Tulare Local Health Care District GO	4.000%	8/1/25	455	457
[4]	Tulare Local Health Care District GO	4.000%	8/1/26	515	523
[4]	Tulare Local Health Care District GO	4.000%	8/1/27	580	596
[4]	Tulare Local Health Care District GO	4.000%	8/1/28	435	451
[4]	Tulare Local Health Care District GO	4.000%	8/1/29	735	767
[4]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,383
[4]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,433
[4]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,118
[4]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,386
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,069
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,361
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,834
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,503
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,847
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,329
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	3,965
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,684
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,541
[4]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,507
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,798
[3]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,112
[3]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,147
[3]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	1,038
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,419
	Union City Community Redevelopment Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,383
	Union City Community Redevelopment Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,051
	Union City Community Redevelopment Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,270
[3]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,158
	Union Elementary School District GO	0.000%	9/1/29	110	94
[3]	Union Elementary School District GO	0.000%	9/1/29	8,280	7,181
	United Water Conservation District COP	5.000%	10/1/27	700	748
	United Water Conservation District COP	5.000%	10/1/28	740	808
	United Water Conservation District COP	5.000%	10/1/29	785	874
	United Water Conservation District COP	5.000%	10/1/30	835	947

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Water Conservation District COP	4.000%	10/1/33	1,070	1,139
United Water Conservation District COP	4.000%	10/1/34	1,110	1,175
United Water Conservation District COP	4.000%	10/1/35	1,160	1,221
United Water Conservation District COP	4.000%	10/1/36	935	981
United Water Conservation District COP	4.000%	10/1/37	980	1,019
United Water Conservation District COP	4.000%	10/1/38	1,010	1,048
United Water Conservation District COP	4.000%	10/1/39	1,055	1,090
United Water Conservation District COP	4.000%	10/1/40	625	643
University of California College & University Revenue	5.000%	5/15/27	6,985	7,427
University of California College & University Revenue	5.000%	5/15/28	3,000	3,264
University of California College & University Revenue	5.000%	5/15/28	6,570	7,154
University of California College & University Revenue	5.000%	5/15/28	3,835	4,176
University of California College & University Revenue	5.000%	5/15/29	8,250	9,175
University of California College & University Revenue	5.000%	5/15/29	5,000	5,565
University of California College & University Revenue	5.000%	5/15/29	5,000	5,565
University of California College & University Revenue	5.000%	5/15/29	19,610	21,808
University of California College & University Revenue	4.000%	5/15/30	7,535	7,853
University of California College & University Revenue	5.000%	5/15/31	15,095	15,940
University of California College & University Revenue	5.000%	5/15/31	14,500	16,669
University of California College & University Revenue	5.000%	5/15/31	9,000	10,346
University of California College & University Revenue	5.000%	5/15/32	10,000	11,672
University of California College & University Revenue	5.000%	5/15/33	6,760	7,255
University of California College & University Revenue	5.000%	5/15/33	5,025	5,180
University of California College & University Revenue	5.000%	5/15/33	3,500	4,142
University of California College & University Revenue	5.000%	5/15/33	12,000	14,200
University of California College & University Revenue	4.000%	5/15/34	10,620	10,824
University of California College & University Revenue	5.000%	5/15/34	3,955	4,074
University of California College & University Revenue	5.000%	5/15/34	6,395	6,712
University of California College & University Revenue	5.000%	5/15/34	1,525	1,635
University of California College & University Revenue	4.000%	5/15/35	20,790	21,115
University of California College & University Revenue	5.000%	5/15/35	2,060	2,121
University of California College & University Revenue	5.000%	5/15/35	4,210	4,506
University of California College & University Revenue	5.000%	5/15/35	625	680
University of California College & University Revenue	5.000%	5/15/35	1,775	2,049
University of California College & University Revenue	5.000%	5/15/35	20,000	23,489
University of California College & University Revenue	5.000%	5/15/35	9,125	10,883
University of California College & University Revenue	5.000%	5/15/36	5,425	5,580
University of California College & University Revenue	5.000%	5/15/36	4,295	4,589
University of California College & University Revenue	5.000%	5/15/36	1,250	1,359
University of California College & University Revenue	5.000%	5/15/36	3,050	3,398
University of California College & University Revenue	5.000%	5/15/36	4,205	4,928
University of California College & University Revenue	5.000%	5/15/36	5,000	5,860
University of California College & University Revenue	5.000%	5/15/36	17,300	20,584
University of California College & University Revenue	5.000%	5/15/37	9,530	9,966
University of California College & University Revenue	5.000%	5/15/37	11,710	12,245
University of California College & University Revenue	5.000%	5/15/37	14,620	15,596
University of California College & University Revenue	5.000%	5/15/37	9,665	11,099
University of California College & University Revenue	5.000%	5/15/37	2,000	2,335
University of California College & University Revenue	5.000%	5/15/37	8,825	10,305
University of California College & University Revenue	5.000%	5/15/38	19,090	20,331
University of California College & University Revenue	5.000%	5/15/38	10,065	11,159
University of California College & University Revenue	5.000%	5/15/38	5,230	6,093
University of California College & University Revenue	5.000%	5/15/38	5,000	5,825
University of California College & University Revenue	5.000%	5/15/38	14,590	17,248
University of California College & University Revenue	5.000%	5/15/39	10,000	11,072
University of California College & University Revenue	5.000%	5/15/39	4,945	5,742
University of California College & University Revenue	4.000%	5/15/40	3,000	3,094
University of California College & University Revenue	5.000%	5/15/40	3,000	3,407
University of California College & University Revenue	5.000%	5/15/41	4,000	4,518
University of California College & University Revenue	5.000%	5/15/41	5,000	5,731
University of California College & University Revenue	5.000%	5/15/41	15,000	17,418
University of California College & University Revenue	5.000%	5/15/41	4,000	4,645
University of California College & University Revenue	5.000%	5/15/42	5,000	5,698
University of California College & University Revenue	5.000%	5/15/42	4,000	4,616
University of California College & University Revenue	5.000%	5/15/42	2,500	2,885
University of California College & University Revenue	5.000%	5/15/43	18,155	19,147
University of California College & University Revenue	5.000%	5/15/43	5,010	5,681
University of California College & University Revenue	5.000%	5/15/43	8,750	10,040
University of California College & University Revenue	5.000%	5/15/44	2,500	2,855
University of California College & University Revenue	5.000%	5/15/44	7,875	8,994

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/45	3,025	3,439
	University of California College & University Revenue (Limited Project)	4.000%	5/15/28	6,060	6,365
	University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,026
	University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,475
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,706
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,428
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	11,831
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	15,739
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,586
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,391
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	3,800	4,153
	University of California College & University Revenue VRDO	2.350%	12/5/24	25,000	25,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,713
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,493
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	800	929
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,442
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	990	1,145
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	5,979
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,306
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,154
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,450
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,438
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,429
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,116
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,760
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,024
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,502
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	5,000	5,622
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	37,140	37,777
	Upland CA COP	5.000%	1/1/25	1,645	1,646
	Upland CA COP	5.000%	1/1/26	1,610	1,632
	Upland CA COP	5.000%	1/1/27	2,215	2,294
	Upland CA COP	5.000%	1/1/28	2,560	2,692
	Upland CA COP	5.000%	1/1/29	835	877
	Upland CA COP	5.000%	1/1/30	1,455	1,526
	Upland CA COP	5.000%	1/1/31	1,465	1,536
	Upland CA COP	5.000%	1/1/33	1,710	1,788
	Upland CA COP	5.000%	1/1/34	1,500	1,567
	Upland CA COP	4.000%	1/1/35	2,025	2,042
	Upland CA COP	4.000%	1/1/36	1,000	1,007
[1]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,220
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,639
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	853
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,064
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,062
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	3.100%	12/2/24	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,284
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	307
	Vacaville Unified School District GO	4.000%	8/1/37	300	306
	Vacaville Unified School District GO	4.000%	8/1/39	500	508
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	267
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	288
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	300
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	483
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	911
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,087
[4]	Val Verde Unified School District GO	3.000%	8/1/30	220	220
[4]	Val Verde Unified School District GO	4.000%	8/1/31	100	104
[4]	Val Verde Unified School District GO	4.000%	8/1/33	300	309
[4]	Val Verde Unified School District GO	4.000%	8/1/33	140	144
[4]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[4]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[4]	Val Verde Unified School District GO	4.000%	8/1/37	200	204
[4]	Val Verde Unified School District GO	4.000%	8/1/37	250	255
[4]	Val Verde Unified School District GO	4.000%	8/1/39	300	305
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,031
[4]	Vallejo CA Water Revenue	4.000%	5/1/28	250	259

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Vallejo CA Water Revenue	4.000%	5/1/29	150	156
[4]	Vallejo CA Water Revenue	4.000%	5/1/30	150	158
[4]	Vallejo CA Water Revenue	4.000%	5/1/31	200	212
[4]	Vallejo CA Water Revenue	4.000%	5/1/32	175	186
[4]	Vallejo CA Water Revenue	4.000%	5/1/33	150	157
[4]	Vallejo CA Water Revenue	4.000%	5/1/34	250	261
[4]	Vallejo CA Water Revenue	4.000%	5/1/36	240	249
[4]	Vallejo CA Water Revenue	4.000%	5/1/37	400	412
[4]	Vallejo CA Water Revenue	4.000%	5/1/38	500	515
[4]	Vallejo CA Water Revenue	4.000%	5/1/40	350	358
[4]	Vallejo CA Water Revenue	4.000%	5/1/41	500	509
[4]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,173
[4]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,258
[4]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,347
	Ventura Unified School District GO	4.000%	8/1/40	880	913
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,815
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,727
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	744
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	1,130	1,144
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	838
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	3,320	3,402
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	1,205	1,243
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,785
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,519
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,894
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	4,170	4,423
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,626
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	533
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,736
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,834
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,105	1,210
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,086
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,366
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,080
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,433
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,077
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	779
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,711
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	806
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	465
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	534
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	495
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,267
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,264
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,544
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,204
[3]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,688
[3]	Washington CA Yolo County Unified School District GO	0.000%	8/1/27	3,440	3,198
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,440
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,437
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,073
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,871
	Washington Township Health Care District GO	5.250%	8/1/37	355	413
	Washington Township Health Care District GO	5.250%	8/1/38	375	435
	Washington Township Health Care District GO	5.250%	8/1/39	650	750
	Washington Township Health Care District GO	5.250%	8/1/40	900	1,035
[1]	Washington Township Health Care District GO	4.125%	8/1/41	400	416
[1]	Washington Township Health Care District GO	4.125%	8/1/42	500	518
[1]	Washington Township Health Care District GO	4.250%	8/1/43	600	624
[1]	Washington Township Health Care District GO	4.250%	8/1/45	900	930
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	650
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	453
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	906
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	798
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,525	1,551
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	445
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	962

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	781
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	782
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,034
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,199
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	793
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,584
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	802
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,418
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	98
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	404
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,566
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	993
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,396
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,643
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,704
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,044
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,206
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,905
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	631
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	90
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,927
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	627
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,276
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,970
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	517
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	660
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,085
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	22
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	555
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	416
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	337
[10]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	2.880%	12/6/24	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	424
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	409
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,267
[5]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	788
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	363
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	461
[3]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,710
[5]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	810
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	462
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	525
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,738
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	657
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	641
[3]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,210
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	673
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	716
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,069
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	909
[5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	1,023
[3,4]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,446
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,349
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,693
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,009
[3]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	743
[1,2]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	6,006
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	997
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,262
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,230
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,795
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,878
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	732
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	626
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	664
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,125	1,316

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,435	1,679
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,745	2,041
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	624
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	657
[4]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,135
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,250	1,454
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,395	1,623
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	647
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	647
[4]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,306
[4]	West Contra Costa Unified School District GO	5.000%	8/1/40	1,100	1,275
[4]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,214
[4]	West Contra Costa Unified School District GO	5.000%	8/1/41	1,000	1,154
[4]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,580
[4]	West Contra Costa Unified School District GO	5.000%	8/1/42	1,000	1,148
[4]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,425
[4]	West Contra Costa Unified School District GO	5.000%	8/1/43	1,190	1,360
[4]	West Contra Costa Unified School District GO	5.000%	8/1/44	1,200	1,365
[4]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	2,005
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	803
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	691
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,138
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,538
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,590
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	458
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	886
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,896
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	978
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,276
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	536
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,082
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,601
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,065
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,681
[4]	Western Placer Unified School District GO	4.000%	8/1/31	885	909
[4]	Western Placer Unified School District GO	4.000%	8/1/31	755	775
[4]	Western Placer Unified School District GO	4.000%	8/1/32	920	943
[4]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,011
[4]	Western Placer Unified School District GO	4.000%	8/1/34	545	556
[4]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,043
[4]	Western Placer Unified School District GO	4.000%	8/1/35	630	641
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,287
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,360
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,394
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	302
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	458
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	464
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	244
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	418
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	432
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	238
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	317
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	433
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	519
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	310
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	567
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	513
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	545
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,186
	Westside Union School District GO	0.000%	8/1/32	1,055	821
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,023
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,324
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,000	702
[4]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,251
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,464
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,001

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,002
					15,729,070
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/43	750	812
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	399
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,679
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,000	1,004
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,855	2,790
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,627
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	710	773
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,152
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,771
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,107
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	558
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	122
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,235	1,273
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	135	149
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,796
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/43	975	1,049
					19,061
Maryland (0.0%)
[15]	Freddie Mac Pool	3.750%	7/1/42	4,537	4,464
Minnesota (0.1%)
[15]	Freddie Mac Pool	3.550%	11/1/32	4,645	4,482
[15]	Freddie Mac Pool	3.600%	1/1/33	920	886
[15]	Freddie Mac Pool	3.180%	9/1/33	8,926	8,391
					13,759
Multiple States (0.5%)
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	23,506	22,573
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	29,245	26,573
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	29,567	24,561
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.543%	11/25/38	3,771	3,622
					77,329
New York (0.0%)
[15]	Freddie Mac Pool	3.800%	11/1/34	1,455	1,415
Ohio (0.1%)
[15]	Freddie Mac Pool	3.400%	11/1/40	9,973	9,171
[15]	Freddie Mac Pool	3.850%	7/1/41	9,985	9,476
					18,647
Pennsylvania (0.0%)
[15]	Freddie Mac Pool	3.600%	7/1/40	4,026	3,736
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	11,970	12,104
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	20,242	21,177
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,486	28,574
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	37,491	41,788
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	7,972	5,514
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	25,659	25,556
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	8,508	8,411
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	13,135	12,886
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,385	2,295
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,393
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,417
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,907
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	522
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,474
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,985	2,108
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	650	690
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,290	9,911
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,571
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	400	419
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	1,053
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,105	2,995
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,595	1,539

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,720	10,342
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	38,763	35,199
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,289
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,301	3,615
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	633
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	8,548
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	10,558
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	36,394	36,332
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,644	2,640
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,723	1,720
					304,442
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	182
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	466
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,590
					2,238
Total Tax-Exempt Municipal Bonds (Cost $16,273,070)					16,174,161
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	17,104	10,561
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	6,180	3,940
Total Taxable Municipal Bonds (Cost $14,302)					14,501
Total Investments (99.5%) (Cost $16,287,372)					16,188,662
Other Assets and Liabilities—Net (0.5%)					76,952
Net Assets (100%)					16,265,614
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $647,037,000, representing 4.0% of net assets.
11	Securities with a value of $1,752,000 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
14	Non-income-producing security—security in default.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	1,230	132,350	794

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2025	(368)	(42,245)	(270)
Ultra Long U.S. Treasury Bond	March 2025	(229)	(29,126)	(387)
				(657)
				137

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $16,287,372)	16,188,662
Investment in Vanguard	440
Cash	107
Receivables for Investment Securities Sold	1,373
Receivables for Accrued Income	157,343
Receivables for Capital Shares Issued	3,564
Other Assets	174
Total Assets	16,351,663
Liabilities
Payables for Investment Securities Purchased	62,699
Payables for Capital Shares Redeemed	13,673
Payables for Distributions	8,830
Payables to Vanguard	639
Variation Margin Payable—Futures Contracts	208
Total Liabilities	86,049
Net Assets	16,265,614
At November 30, 2024, net assets consisted of:

Paid-in Capital	16,548,960
Total Distributable Earnings (Loss)	(283,346)
Net Assets	16,265,614

Investor Shares—Net Assets
Applicable to 114,296,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,313,274
Net Asset Value Per Share—Investor Shares	$11.49

Admiral™ Shares—Net Assets
Applicable to 1,301,323,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,952,340
Net Asset Value Per Share—Admiral Shares	$11.49

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	457,107
Total Income	457,107
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,615
Management and Administrative—Investor Shares	1,928
Management and Administrative—Admiral Shares	10,412
Marketing and Distribution—Investor Shares	86
Marketing and Distribution—Admiral Shares	735
Custodian Fees	80
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	23
Shareholders’ Reports and Proxy Fees—Admiral Shares	80
Trustees’ Fees and Expenses	10
Other Expenses	93
Total Expenses	15,094
Expenses Paid Indirectly	(80)
Net Expenses	15,014
Net Investment Income	442,093
Realized Net Gain (Loss)
Investment Securities Sold	(28,243)
Futures Contracts	(2,000)
Realized Net Gain (Loss)	(30,243)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	360,050
Futures Contracts	322
Change in Unrealized Appreciation (Depreciation)	360,372
Net Increase (Decrease) in Net Assets Resulting from Operations	772,222

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	442,093	389,311
Realized Net Gain (Loss)	(30,243)	(75,080)
Change in Unrealized Appreciation (Depreciation)	360,372	205,112
Net Increase (Decrease) in Net Assets Resulting from Operations	772,222	519,343
Distributions
Investor Shares	(35,332)	(32,844)
Admiral Shares	(404,201)	(355,057)
Total Distributions	(439,533)	(387,901)
Capital Share Transactions
Investor Shares	15,318	(104,007)
Admiral Shares	1,110,145	(10,423)
Net Increase (Decrease) from Capital Share Transactions	1,125,463	(114,430)
Total Increase (Decrease)	1,458,152	17,012
Net Assets
Beginning of Period	14,807,462	14,790,450
End of Period	16,265,614	14,807,462

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.24	$11.12	$12.22	$12.35	$12.08
Investment Operations
Net Investment Income[1]	.316	.284	.251	.246	.274
Net Realized and Unrealized Gain (Loss) on Investments	.248	.119	(1.095)	(.108)	.268
Total from Investment Operations	.564	.403	(.844)	.138	.542
Distributions
Dividends from Net Investment Income	(.314)	(.283)	(.250)	(.246)	(.272)
Distributions from Realized Capital Gains	—	—	(.006)	(.022)	—
Total Distributions	(.314)	(.283)	(.256)	(.268)	(.272)
Net Asset Value, End of Period	$11.49	$11.24	$11.12	$12.22	$12.35
Total Return[2]	5.07%	3.67%	-6.92%	1.13%	4.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,313	$1,270	$1,361	$1,837	$1,786
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.54%	2.20%	2.00%	2.25%
Portfolio Turnover Rate	40%	46%	32%	19%	20%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.24	$11.12	$12.22	$12.35	$12.08
Investment Operations
Net Investment Income[1]	.325	.293	.260	.255	.283
Net Realized and Unrealized Gain (Loss) on Investments	.248	.119	(1.094)	(.107)	.269
Total from Investment Operations	.573	.412	(.834)	.148	.552
Distributions
Dividends from Net Investment Income	(.323)	(.292)	(.260)	(.256)	(.282)
Distributions from Realized Capital Gains	—	—	(.006)	(.022)	—
Total Distributions	(.323)	(.292)	(.266)	(.278)	(.282)
Net Asset Value, End of Period	$11.49	$11.24	$11.12	$12.22	$12.35
Total Return[2]	5.16%	3.76%	-6.85%	1.21%	4.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,952	$13,537	$13,429	$17,444	$16,169
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.62%	2.28%	2.08%	2.32%
Portfolio Turnover Rate	40%	46%	32%	19%	20%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

California Intermediate-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $440,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $80,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,174,161	—	16,174,161
Taxable Municipal Bonds	—	14,501	—	14,501
Total	—	16,188,662	—	16,188,662
Derivative Financial Instruments
Assets
Futures Contracts[1]	794	—	—	794
Liabilities
Futures Contracts[1]	(657)	—	—	(657)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	8,589
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(96,182)
Capital Loss Carryforwards	(186,988)
Qualified Late-Year Losses	—
Other Temporary Differences	(8,765)
Total	(283,346)

California Intermediate-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	—	387,901
Ordinary Income*	439,533	—
Long-Term Capital Gains	—	—
Total	439,533	387,901
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,284,844
Gross Unrealized Appreciation	234,874
Gross Unrealized Depreciation	(331,056)
Net Unrealized Appreciation (Depreciation)	(96,182)
F.	During the year ended November 30, 2024, the fund purchased $7,442,079,000 of investment securities and sold $6,259,590,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $136,580,000 and sales were $232,005,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	295,681	25,942	314,762	28,208
Issued in Lieu of Cash Distributions	32,400	2,844	29,452	2,643
Redeemed	(312,763)	(27,471)	(448,221)	(40,248)
Net Increase (Decrease)—Investor Shares	15,318	1,315	(104,007)	(9,397)
Admiral Shares
Issued	3,341,082	293,126	4,211,364	377,752
Issued in Lieu of Cash Distributions	305,277	26,799	260,426	23,375
Redeemed	(2,536,214)	(222,806)	(4,482,213)	(404,056)
Net Increase (Decrease)—Admiral Shares	1,110,145	97,119	(10,423)	(2,929)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

California Intermediate-Term Tax-Exempt Fund
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
California (96.7%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,053
	ABC Unified School District GO	3.000%	8/1/40	2,000	1,821
	Acalanes Union High School District GO	6.350%	8/1/39	10,000	11,470
	Acalanes Union High School District GO	6.550%	8/1/39	4,500	5,200
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/52	3,180	884
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,585
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,100	554
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,956
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,946
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	588
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	585
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,030	957
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,370
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	1,005
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,085
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,238
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,998
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/33	1,000	992
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,551
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/34	1,000	1,019
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/35	1,000	1,016
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	7,000	6,315
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	1,205	1,233
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/41	1,325	1,350
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	808
[5]	Alhambra Unified School District GO	0.000%	8/1/42	2,250	1,156
	Amador Water Agency Financing Corp. COP	5.000%	6/1/26	6,675	6,828
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/47	1,425	1,480
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,005
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,563
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,678
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,470
[5]	Antioch Unified School District GO	4.000%	8/1/50	6,375	6,415
[5]	Antioch Unified School District GO	4.000%	8/1/54	7,875	7,910
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	13,813
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	14,014
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,395	18,186
[6]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	38,270	38,270
[6]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	500	500
[6]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	7,700	7,700
	Berkeley CA GO	2.000%	9/1/41	140	101
	Berkeley Unified School District GO	2.000%	8/1/39	400	310
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,304
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	3,155	2,947
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,849
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	1,135	1,136
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,291
	Burlingame School District GO	0.000%	8/1/35	3,970	2,803
	Burlingame School District GO	3.000%	8/1/42	2,000	1,798
[7]	Cabrillo Community College District GO	0.000%	5/1/26	2,060	1,948
	California (Veterans Bond Program) GO	4.750%	12/1/42	1,000	1,059
	California (Veterans Bond Program) GO	4.850%	12/1/46	2,000	2,117
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	5/1/30	3,770	4,025
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	35,435	36,178
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	8,675	9,213

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,150	19,240
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	29,245	31,538
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	15,830	17,603
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	26,553
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	14,115	15,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	1,505	1,640
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	50,000	54,767
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	13,715	14,857
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	51,295	55,615
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	23,530	23,889
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	33,675	36,016
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	15,590	15,862
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	8,010	8,741
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,674
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	953
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,743
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,066
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	260	265
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	24,410	5,286
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	25
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	262
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	1,630	1,732
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,327
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	1,490	1,840
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	4,625	4,643
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	4,400	5,575
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	307
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	15,315	19,016
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,126
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,043
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	12,970	16,125
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,378
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	3,540	3,597
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	12,215	15,216
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,132
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	166
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	8,546
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,322
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	6,100	6,501
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,365
[8]	California Educational Facilities Authority Revenue TOB VRDO	3.300%	12/2/24	3,610	3,610
[8]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,768
[8]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/54	700	721
[8]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/64	1,350	1,383
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	12,500	13,245
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	15,085	16,943
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	46,450	53,124
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	22,830	24,318
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,227
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,160
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	409
	California GO	5.000%	9/1/26	3,500	3,640
	California GO	5.000%	10/1/27	1,625	1,732
	California GO	5.000%	11/1/27	2,090	2,232
	California GO	5.000%	11/1/28	15,000	16,336
	California GO	5.000%	10/1/29	2,000	2,055
	California GO	5.000%	4/1/30	3,340	3,734
	California GO	5.000%	8/1/30	4,750	4,911
	California GO	5.000%	8/1/30	5,040	5,439
	California GO	5.000%	10/1/30	4,200	4,546
	California GO	5.000%	8/1/31	14,040	14,810
	California GO	4.000%	9/1/31	5,000	5,088
	California GO	5.000%	9/1/31	8,675	8,977
	California GO	5.000%	11/1/31	1,000	1,059
	California GO	5.000%	11/1/31	2,255	2,432
	California GO	5.000%	8/1/32	2,000	2,108

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California GO	5.250%	8/1/32	7,550	8,789
	California GO	4.000%	9/1/32	2,480	2,519
	California GO	5.000%	9/1/32	2,305	2,383
	California GO	5.000%	9/1/32	2,810	2,905
	California GO	5.000%	11/1/32	2,800	2,964
	California GO	5.000%	11/1/32	2,940	3,300
	California GO	5.000%	4/1/33	10,500	11,418
	California GO	5.000%	8/1/33	10,640	10,979
	California GO	5.000%	8/1/33	7,000	7,376
	California GO	3.000%	10/1/33	1,000	996
	California GO	5.000%	11/1/33	2,395	2,682
	California GO	5.000%	8/1/34	1,000	1,032
	California GO	5.000%	9/1/34	250	258
	California GO	5.000%	9/1/34	3,505	3,621
	California GO	4.000%	10/1/34	3,845	4,010
	California GO	3.000%	11/1/34	1,000	992
	California GO	4.000%	11/1/34	4,620	4,873
	California GO	5.000%	12/1/34	1,345	1,383
	California GO	5.000%	12/1/34	16,855	18,845
	California GO	5.000%	3/1/35	12,145	13,397
	California GO	5.000%	3/1/35	2,930	3,232
	California GO	5.000%	4/1/35	13,875	14,891
	California GO	5.000%	8/1/35	3,110	3,207
	California GO	4.000%	9/1/35	11,500	11,617
	California GO	5.000%	9/1/35	3,265	3,372
	California GO	5.000%	9/1/35	1,465	1,719
	California GO	5.000%	11/1/35	3,750	3,962
	California GO	3.250%	12/1/35	1,375	1,348
	California GO	5.000%	12/1/35	3,945	4,396
	California GO	4.000%	3/1/36	15,985	16,692
	California GO	5.000%	3/1/36	1,245	1,369
	California GO	5.000%	4/1/36	3,615	3,907
	California GO	5.000%	8/1/36	9,350	9,637
	California GO	3.000%	9/1/36	7,000	6,632
	California GO	4.000%	9/1/36	5,295	5,344
	California GO	5.000%	9/1/36	3,730	4,266
	California GO	5.000%	9/1/36	2,180	2,493
	California GO	5.000%	9/1/36	500	516
	California GO	5.000%	9/1/36	18,850	21,866
	California GO	5.000%	9/1/36	3,500	4,088
	California GO	5.000%	9/1/36	15,180	17,730
	California GO	5.000%	10/1/36	2,000	2,306
	California GO	5.000%	11/1/36	15,000	16,081
	California GO	5.000%	12/1/36	13,130	14,588
	California GO	5.000%	4/1/37	3,320	3,765
	California GO	5.000%	8/1/37	7,500	7,726
	California GO	5.000%	8/1/37	6,000	6,398
	California GO	5.000%	8/1/37	5,000	5,846
	California GO	5.000%	9/1/37	2,000	2,063
	California GO	5.000%	9/1/37	16,665	19,243
	California GO	5.000%	10/1/37	7,815	8,772
	California GO	5.000%	11/1/37	15,340	16,414
	California GO	5.000%	9/1/38	2,605	3,006
	California GO	4.000%	11/1/38	1,100	1,145
	California GO	5.000%	8/1/39	10,000	11,638
	California GO	5.000%	9/1/39	1,505	1,708
	California GO	4.000%	10/1/39	1,530	1,580
	California GO	5.000%	10/1/39	5,000	5,118
	California GO	5.000%	10/1/39	1,750	2,002
	California GO	4.000%	11/1/39	5,000	5,197
	California GO	5.000%	11/1/39	10,000	10,668
	California GO	4.000%	3/1/40	4,905	5,058
	California GO	4.000%	10/1/41	10,905	11,271
	California GO	3.000%	11/1/41	4,125	3,684
	California GO	2.250%	12/1/41	480	365
	California GO	4.000%	4/1/42	1,500	1,552
	California GO	5.000%	4/1/42	5,000	5,232
	California GO	4.000%	9/1/42	1,700	1,762
	California GO	5.000%	9/1/42	23,770	26,669
	California GO	5.000%	10/1/42	9,000	9,628

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/42	3,500	3,955
	California GO	4.000%	9/1/43	8,290	8,592
	California GO	5.000%	9/1/43	5,000	5,689
	California GO	5.000%	4/1/45	2,835	3,017
	California GO	2.375%	10/1/46	2,000	1,435
	California GO	5.250%	9/1/47	8,425	9,488
	California GO	5.000%	11/1/47	1,500	1,564
	California GO	5.000%	10/1/48	17,050	17,904
	California GO	5.000%	4/1/49	5,000	5,293
	California GO	5.000%	8/1/49	1,685	1,888
	California GO	2.500%	12/1/49	100	71
	California GO	2.500%	3/1/50	500	352
	California GO	4.000%	3/1/50	5,000	5,058
	California GO	5.250%	10/1/50	9,000	10,141
	California GO	4.250%	9/1/52	2,515	2,585
	California GO	5.000%	9/1/52	2,380	2,609
	California GO	5.250%	8/1/54	6,495	7,385
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,750	2,751
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,523
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	7,500	8,349
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,178
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	653
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	9,910	11,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,265
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,001
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,866
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	495	495
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	11,000	12,140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,993
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	6,081
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,035	1,132
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,007
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	7,632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,080	1,177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,870
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,575
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	2,520	2,232
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,745	2,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	12,805	12,823
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	5,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	9,740	9,968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	4,206
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,980	8,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	966
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	15,650	18,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	27,905	28,015
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	3,795	3,927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,133
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,454
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	6,755	6,797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,307
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	5,975	4,959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,840	8,489
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,647
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	6,440	6,541
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	3,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,875	2,995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,505	3,662
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,955	6,582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	1,000	1,119
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	1,265	1,426
[6,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.960%	12/5/24	8,495	8,495
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	12/2/24	700	700
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	509

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	256
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	18,437	18,638
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	266
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/34	6,390	6,456
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,947	8,220
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	228
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	16,026	15,997
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,026	17,648
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	3,516	3,327
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,461	3,613
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/37	2,325	2,305
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,634	1,362
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/39	3,285	3,333
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	5,000	4,978
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/40	10,000	10,122
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,250	9,423
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	9,315	9,489
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,537
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/42	5,000	5,127
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/49	5,000	5,077
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,004
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,321
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,706
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	1,500	1,637
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,719
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,736
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	1,750	1,895
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,816
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	3,269
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/59	1,250	1,349
[8]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	4,563
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,478
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,217
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/43	1,765	1,908
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/44	1,835	1,977
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	6,000	6,000
[8]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/64	3,750	3,776
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,131
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,344
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	2,500	2,517
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/32	4,575	5,183
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	7,612
[8]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	510	508
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	1,165	1,210
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	236
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	647
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,164
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	785
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	261
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,870
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	2,500	2,414
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,629
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,083
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,496
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,857
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,084
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,050	1,151
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,536
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,100	1,219
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	800	826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,160	1,294
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,496
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,825	2,050
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,830
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,275	1,428
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,059
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,277

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,345	1,498
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,411
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,405	1,560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,846
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,110	1,229
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,555	1,716
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,550	1,700
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	1,000
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,575	2,619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,750	1,782
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,073
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,974
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,175	1,189
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	4,000	3,797
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	14,429
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,267
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,545
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	1,500	1,538
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,460
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/38	725	826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/43	1,000	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	432
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	2,960	3,108
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/34	2,625	2,630
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,977	6,927
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	1,021
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,900	1,924
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/40	4,530	4,546
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/49	1,000	1,073
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	12,904
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,848
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	6,475
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/54	1,000	1,066
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/59	1,000	1,058
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	994
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,688
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	3,040	2,883
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	4,500	4,599
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	1,729	1,760
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,256
[6,8]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	3.550%	12/2/24	6,400	6,400
[8]	California Municipal Finance Authority Private Schools Revenue	5.750%	5/1/54	710	738
[8]	California Municipal Finance Authority Private Schools Revenue	5.875%	5/1/59	710	741
	California Municipal Finance Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/49	3,950	4,394
	California Municipal Finance Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	7,000	6,993
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,000	1,081
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	4,345	4,740
[10]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/49	965	1,010
	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,087
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	750	786
[10]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	1,000	1,041
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	8,000	8,707
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,066
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	1,070	1,095
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	204
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,582
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,460	1,653
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,055	1,186
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,974
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	17,050	17,782
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,660	2,534
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	2,750	2,586
[6,8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	12/2/24	9,100	9,100

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	6,000	6,045
	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	11,200	11,093
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	252
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,008
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	278
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	631
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	1,000	1,054
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,220
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	734
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	3,133
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/54	1,770	1,792
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/59	1,700	1,775
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	30
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	8,243
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,938
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/64	1,020	1,026
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	2,025	2,071
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,162
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,702
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/49	150	155
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	5,018
[8]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/50	2,120	2,130
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	1,550	1,180
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	1,300	943
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	51
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	25
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	498
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,021
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/36	1,480	1,444
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/51	250	217
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,640
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,395	1,635
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	1,000	1,169
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,408
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,173
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,130
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	1,000	1,127
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	6,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	11,138
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,084
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	3,150	3,721
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	11,950	14,063
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	680
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	6,250	7,335
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,169
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,303
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,000	1,163
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	6,285	5,914
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,721
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,245
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,153
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	2,405	2,435
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	4,015	4,393
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,106
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,501
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,141
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,380
	California State University College & University Revenue	5.000%	11/1/38	660	691
	California State University College & University Revenue	5.000%	11/1/42	1,500	1,563
	California State University College & University Revenue	5.000%	11/1/43	575	584
	California State University College & University Revenue	5.000%	11/1/48	7,975	8,404
	California State University College & University Revenue	5.250%	11/1/48	10,155	11,574

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,332
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,362
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	1,000
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	7,136
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,465	1,493
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,920	5,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	900	939
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,410
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,299
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	895	932
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,715	2,756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	145	134
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,637
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,475	1,523
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,850	1,905
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,500	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	4,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	2,585	2,585
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	6,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	1,063
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,000	1,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,192
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	954
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	10,247
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/51	4,895	3,800
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,866
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	5,475	5,475
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,803
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	2,900	2,972
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,763
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,261
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	2,029
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,093
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	9,203
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	480	530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,684
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	2,635	2,812
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,256
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	8,692
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,056
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,596
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,564
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,160
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,236
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,000	5,105
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	7,470	7,627
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/40	5,425	5,533
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,387
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/42	1,060	1,076
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	1,700	1,727
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	7,044
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,000	1,014
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	3,055
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/49	2,050	2,141
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/52	1,990	2,103
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/53	2,500	2,629

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/54	1,290	1,344
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	1,815	1,919
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,430
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	800	819
	Campbell CA GO	5.000%	9/1/47	1,000	1,083
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,682
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/49	12,750	13,997
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,539
[4]	Cathedral City Redevelopment Agency Successor Agency Increment/Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	312
	Central Unified School District GO	5.250%	8/1/52	5,000	5,594
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,157
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,935
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,219
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	5,000	5,054
	Chaffey Community College District GO	3.000%	6/1/39	1,000	937
	Chaffey Joint Union High School District GO	0.000%	8/1/48	3,000	1,084
	Chaffey Joint Union High School District GO	0.000%	8/1/49	3,750	1,287
	Chaffey Joint Union High School District GO	4.000%	8/1/54	5,500	5,539
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,770
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,928
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,321
	Chino Valley Unified School District GO	0.000%	8/1/40	1,800	971
	Chino Valley Unified School District GO	0.000%	8/1/41	2,500	1,278
	Chino Valley Unified School District GO	0.000%	8/1/42	2,000	971
	Chino Valley Unified School District GO	0.000%	8/1/43	3,590	1,649
	Chino Valley Unified School District GO	0.000%	8/1/44	4,000	1,742
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,342
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,686
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	2,021
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	3,030
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,049
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,352
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,996
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,350	2,182
	Clovis Unified School District GO	5.250%	8/1/40	650	725
[8]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,833
[8]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	4,065	2,910
[1]	Coast Unified School District GO	0.000%	8/1/40	1,610	903
[4]	Colton Joint Unified School District GO	0.000%	8/1/46	4,700	1,831
[4]	Colton Joint Unified School District GO	0.000%	8/1/47	5,000	1,852
[4]	Colton Joint Unified School District GO	0.000%	8/1/48	3,500	1,227
	Contra Costa Community College District GO	4.000%	8/1/34	1,300	1,300
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	5,845	5,930
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,985	1,567
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	2,215	1,857
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	2,000	1,422
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	3,000	2,290
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	2,113
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	715
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	9,975	7,458
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	12,000	8,889
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,218
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,707
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,214
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	475	476
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,400	4,635
[6,8]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.550%	12/2/24	4,900	4,900
	Dixon CA Special Tax Revenue	5.000%	9/1/41	625	672
[1]	Downey Unified School District GO	2.000%	8/1/42	450	318
[1]	Downey Unified School District GO	2.125%	8/1/44	135	94
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,524
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	789
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	19,920	19,855

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,004
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,003
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,499
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,919
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,094
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,888
[3]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	3,141
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,097
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,042
	El Monte Union High School District GO	0.000%	6/1/44	2,340	1,094
	El Monte Union High School District GO	0.000%	6/1/47	1,500	559
	El Monte Union High School District GO	0.000%	6/1/48	1,250	441
	El Monte Union High School District GO	0.000%	6/1/49	1,000	333
	El Segundo Unified School District GO	2.000%	8/1/46	845	551
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,620
	El Segundo Unified School District GO	2.000%	8/1/48	130	82
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,952
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	63
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,010
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/27	1,615	1,637
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/28	3,900	3,950
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/29	2,425	2,456
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	5,196
	Elk Grove Unified School District GO	2.000%	8/1/37	2,000	1,603
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	976
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,299
[5]	Escondido Union High School District GO	0.000%	8/1/32	3,010	2,384
	Eureka City Schools GO	3.200%	8/1/25	2,065	2,060
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/51	5,290	4,966
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	4,118
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,237
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,665	3,984
[8,11]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.350%	12/2/24	6,290	6,290
	Fontana CA Special Tax Revenue	5.000%	9/1/48	350	373
	Fontana CA Special Tax Revenue	4.000%	9/1/51	525	502
	Fontana CA Special Tax Revenue	5.000%	9/1/54	1,000	1,057
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,912
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,391
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,976
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,523
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,128
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	975
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	943
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	212
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	749
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,472
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,303
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,180	7,372
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,777
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,247
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,549
[8,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	4,758	4,218
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,593
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,199
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,554
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,156
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,224
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,405
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,385
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,012
[4]	Galt Joint Union High School District GO	5.000%	8/1/43	1,000	1,026
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,622
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	5,072
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,176
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,012
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	1,007
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	3,136
	Glendale CA Unified School District GO	3.000%	9/1/39	5,000	4,625
[4,7]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,997

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont Healthcare District GO	4.000%	7/15/34	3,370	3,379
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	4,237
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	2,000	2,115
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,954
[1]	Hacienda La Puente Unified School District COP	4.000%	6/1/45	6,000	6,092
	Hartnell CA Community College District GO	4.000%	8/1/35	300	308
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,723
[8]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	10,050	9,471
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,142
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,075
[4]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,834
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,104
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,268
[4]	Hayward Unified School District GO	4.000%	8/1/50	2,990	3,007
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,686
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,897
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	1,007
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,468
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,043
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,173
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	521
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	253
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,510
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,149
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,605
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.250%	2/1/46	265	273
[6]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue VRDO	2.500%	12/2/24	2,195	2,195
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,986
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	349
[4]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/45	1,455	1,463
[4]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/50	6,950	6,976
[8]	JPMorgan Chase Putters/Drivers Trust Revenue TOB VRDO	3.350%	12/2/24	5,480	5,480
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	629
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	5,057
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,823
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	500
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	496
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	952
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,262
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,934
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,048
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,302
[3]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,870
	Last Frontier Healthcare District Health, Hospital, Nursing Home BAN Revenue	6.000%	12/2/25	1,630	1,635
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,444
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,151
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	337
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	305
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,250
	Livermore Valley Joint Unified School District CA GO	3.000%	8/1/40	2,135	1,958
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	972
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	365
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	962
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	500
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,995
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,596
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	829
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,730
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,770
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,339
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,201
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,657
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,749
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,300
[12]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.636%	11/15/26	1,800	1,816

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/26	2,695	2,765
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/31	4,715	5,265
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,196
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	500	519
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,064
	Long Beach Community College District GO	3.000%	8/1/41	2,000	1,780
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,769
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,448
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,659
	Long Beach Unified School District GO	5.000%	8/1/42	900	925
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,451
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	5,037
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,102
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	18,000	18,224
[6,8]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.550%	12/2/24	28,000	28,000
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	484
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,213
	Los Angeles CA Unified School District GO	5.000%	7/1/38	10,000	11,949
	Los Angeles CA Unified School District GO	5.000%	7/1/39	4,250	5,057
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,084
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,850
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,567
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,143
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,139
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,236
	Los Angeles CA Unified School District GO	5.250%	7/1/42	8,000	8,495
	Los Angeles CA Unified School District GO	5.000%	7/1/44	1,000	1,158
	Los Angeles CA Unified School District GO	5.000%	7/1/45	4,000	4,601
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,469
	Los Angeles CA Unified School District GO	4.000%	7/1/49	3,000	3,026
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,066
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,426
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,631
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,745
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,204
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,494
[6,8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	3.400%	12/2/24	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,512
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	11,950	13,452
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	13,195	14,853
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,126
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,497
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,040
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,776
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,384
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,152
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,196
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,567
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,302
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,303
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,368
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	12,100	13,560
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	3,550	3,579
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	19,250	21,847
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	6,625	7,657
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,000
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,889
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,000	5,048
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,051
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	583
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,338
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,085
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,084
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,677
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	500	504
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	10,053
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,111
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,404
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	4,210	4,298

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,803
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,245	4,589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,871
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,720
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,485
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,624
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20,375	21,070
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,588
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,428
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	18,495	20,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,675	8,341
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,220
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.500%	12/2/24	2,200	2,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.600%	12/2/24	2,750	2,750
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.650%	12/2/24	1,500	1,500
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	1.700%	12/5/24	12,000	12,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,869
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,874
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,741
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,604
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,060
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,305	2,629
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	5,933
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,777
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,694
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	19,849
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.680%	12/2/24	11,600	11,600
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,700	1,719
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,283
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/37	1,200	1,404
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,955
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,660
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,425
	Los Rios Community College District GO	3.000%	8/1/44	1,000	868
[3]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,405
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/34	500	516
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	1,022
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	3,650	3,493
[5]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,241
[4]	Merced Union High School District GO	0.000%	8/1/37	5,200	3,351
	Mesa Water District COP	4.000%	3/15/40	325	337
	Mesa Water District COP	5.000%	3/15/50	4,380	4,681
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/46	4,575	5,011
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	9,540	10,288
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	987
	Milpitas Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,193
	Modesto High School District GO	4.000%	8/1/52	8,595	8,658
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,014
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,311
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,879
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,156
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	4,040
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,164
[10]	Moreland School District GO	3.875%	8/1/30	960	976
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,682
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	3,049
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	6,092
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/31	1,675	1,764
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,668
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,317
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	713
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/44	2,000	1,775
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,085
	Mount San Antonio Community College District GO	5.000%	8/1/44	4,150	4,446
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	4,118

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount San Jacinto Community College District GO	3.000%	8/1/38	1,715	1,626
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,022
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	4,036
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,153
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	6,315
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,547
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	842
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,786
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,851
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,758
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,446
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,854
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	632
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,805	10,142
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,085	13,105
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,520
	New Haven Unified School District GO	4.000%	8/1/36	500	512
	New Haven Unified School District GO	4.000%	8/1/37	70	72
	New Haven Unified School District GO	4.000%	8/1/39	420	426
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,267
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,854
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	684
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,311
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	628
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,607
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,925
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,364
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	948
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	936
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	921
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	26,695	28,591
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,696
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	100
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	8,865	7,757
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,501
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,568
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,348
	Novato CA Unified School District GO	3.000%	8/1/43	1,430	1,267
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,528
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,455
	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,193
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,093
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,653
	Oro Grande Elementary School District COP	4.000%	9/15/26	810	815
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,051
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	720	725
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,240
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,553
	Palo Alto Unified School District GO	3.250%	8/1/42	10,150	9,820
	Palomar Health GO	4.000%	8/1/32	4,140	4,145
[5]	Palomar Health GO	0.000%	8/1/33	4,100	2,944
	Palomar Health GO	4.000%	8/1/33	4,560	4,556
	Palomar Health GO	0.000%	8/1/34	750	468
	Palomar Health GO	4.000%	8/1/34	335	332
	Palomar Health GO	5.000%	8/1/34	1,100	1,109
	Palomar Health GO	4.000%	8/1/35	4,270	4,199
	Palomar Health GO	0.000%	8/1/36	5,025	2,791
	Palomar Health GO	4.000%	8/1/36	300	289
[1]	Palomar Health GO	0.000%	8/1/38	390	219
[5]	Palomar Health GO	7.000%	8/1/38	205	233
[3]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	1,950	1,829
	Paramount Unified School District GO	0.000%	8/1/42	1,000	487
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	1,850	811
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/45	1,900	789
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/46	1,675	659
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/47	1,750	652
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/48	1,625	576
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,676
	Peralta Community College District GO	4.000%	8/1/31	2,000	2,001

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,482
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,525
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/48	3,000	3,180
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,710
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,526
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,559
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,234
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,179
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,822
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,187
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,684
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.000%	6/1/34	200	202
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/35	265	268
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/36	100	101
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/37	100	101
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/38	200	202
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/39	100	101
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/40	110	111
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/41	250	252
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.250%	6/1/42	200	202
[1]	Pleasanton Unified School District (2022 Capital Improvement Project) COP	5.500%	6/1/52	1,100	1,109
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	5,056
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,369
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,594
[4]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,674
[4]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,311
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	632
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,004
[4]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,360
	Poway Unified School District GO	0.000%	8/1/33	990	753
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,812
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,955
	Poway Unified School District GO	0.000%	8/1/46	8,000	3,203
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,315	2,412
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,395	3,535
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,800
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,746
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,251
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/49	550	576
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/53	520	542
	Rancho Cordova CA Special Tax Revenue	5.375%	9/1/53	1,300	1,379
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,749
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	611
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,437
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	207
[7]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/26	3,445	3,267
	Rialto CA Special Tax Revenue	5.500%	9/1/53	5,035	5,447
	Rialto CA Special Tax Revenue	5.750%	9/1/58	3,235	3,540
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,349
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,657
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	2,800	2,994
	Riverside CA Sewer Revenue	5.000%	8/1/37	1,000	1,071
	Riverside Community College District GO	3.000%	8/1/35	530	521
	Riverside Community College District GO	3.000%	8/1/36	2,490	2,407
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,046
	Riverside Community College District GO	3.000%	8/1/40	6,050	5,474
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,365
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,421
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,441
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,452
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	4,105	3,354
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,941
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,674
	Riverside Unified School District GO	3.000%	8/1/36	800	758
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,682
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,027
[1]	Robla CA School District GO Special Obligation Revenue	5.000%	8/1/44	2,170	2,255
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,903
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	937

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Special Tax Revenue	5.000%	9/1/49	500	528
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,565
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	907
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,606
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	7,785	8,031
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,272
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	5
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,013
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,912
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,406
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,592
[6,7,8]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.910%	12/5/24	34,700	34,700
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/30	3,000	2,435
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,783
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,368
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,146
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,699
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,142
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,417
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,152
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	7,000	7,749
[4]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,505
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,529
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,140
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,356
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,658
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,778
	San Bruno Park School District GO	5.000%	8/1/53	2,500	2,674
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	6,130	6,372
[6,8]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	12/2/24	2,610	2,610
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	875
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,500
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,051
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	892
	San Diego CA Unified School District GO	0.000%	7/1/44	3,000	1,429
	San Diego CA Unified School District GO	0.000%	7/1/45	1,945	885
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,387
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,043
	San Diego CA Unified School District GO	5.000%	7/1/47	18,575	19,217
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	883
	San Diego CA Unified School District GO	5.000%	7/1/48	11,500	12,798
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,133
	San Diego CA Unified School District GO	4.000%	7/1/54	10,000	10,086
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,432
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,182
	San Diego Community College District GO	4.000%	8/1/41	1,000	1,050
	San Diego Community College District GO	4.000%	8/1/42	1,000	1,046
	San Diego Community College District GO	4.000%	8/1/43	1,000	1,043
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,508
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,539
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,289
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,159
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,515
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	5,405	5,531
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,485	4,560
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,575
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,191
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	5,175	5,751
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	689
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	728
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	2,010	2,215
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/39	1,565	1,608
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,210
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	7,725	7,957
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	948
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,570
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	950
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	5,223
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,977
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,884

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,333
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/43	5,865	5,898
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/41	3,355	3,398
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,500
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,493
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,238
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,624
	San Francisco CA City & County COP	3.000%	4/1/43	8,490	7,577
	San Francisco CA City & County COP	3.000%	4/1/44	8,745	7,691
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	928
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,541
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,627
	San Francisco CA City & County GO	3.000%	6/15/34	3,250	3,051
	San Francisco CA City & County GO	3.000%	6/15/35	2,140	1,984
[8]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/2/24	103,800	103,800
[4,6,8]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.400%	12/2/24	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,512
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,049
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	10,000	10,016
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	19,836
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,500
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,435
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,444
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	4,875	5,053
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,913
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	8,605	9,119
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	1,900	2,007
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,326
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,135	2,163
	San Francisco City & County Public Utilities Commission Power Water Revenue	5.000%	11/1/39	1,790	1,801
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,242
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,321
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,213
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	3,850	4,279
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,100
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,021
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/30	1,200	1,244
[4]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,640
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,324
[4]	San Francisco Community College District GO	5.250%	6/15/49	16,500	18,646
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,023
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,590	3,833
	San Francisco Unified School District GO	4.000%	6/15/33	7,830	7,831
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,570
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,053
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,833
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	6,001
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,703
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,158
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,296
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,077
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	175
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	559
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	405
	San Jose CA GO	5.000%	9/1/49	5,400	5,720
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,477
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,034
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	4,100	4,308
	San Juan Unified School District GO	2.375%	8/1/41	15	12
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,194
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,197

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,420
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,714
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,220
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,607
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,253
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,100
	San Marcos Unified School District GO	0.000%	8/1/39	5,000	2,883
	San Marcos Unified School District GO	0.000%	8/1/40	5,000	2,750
	San Marcos Unified School District GO	0.000%	8/1/41	2,000	1,049
	San Marcos Unified School District GO	0.000%	8/1/42	1,000	501
	San Marcos Unified School District GO	0.000%	8/1/43	1,000	478
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,035
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,577
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,342
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,169
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,435
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,708
	San Rafael CA City High School District GO	3.000%	8/1/40	1,950	1,786
	San Rafael CA City High School District GO	4.250%	8/1/47	5,500	5,626
	San Rafael CA City High School District GO	4.000%	8/1/53	7,000	7,051
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,726
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,042
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,069
[7]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/33	2,000	1,481
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/45	2,500	2,528
	San Ramon Valley Fire Protection District (Public Safety Complex And Fire Training Facility Projects) COP	4.000%	8/1/50	4,140	4,166
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	475
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,322
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,570
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	870
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,732
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,490
[3]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,856
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,765
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	626
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,272
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,602
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,851
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	3,000	3,019
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,565
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	6,439
	Santa Clara Unified School District GO	3.250%	7/1/44	3,790	3,550
	Santa Clarita Community College District GO	3.000%	8/1/36	750	714
	Santa Clarita Community College District GO	3.000%	8/1/41	950	853
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/39	4,300	4,378
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	819
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,081
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,620
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,774
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,277
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,575	1,406
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	447
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	667
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	569
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,161
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,338
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,220	2,033
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/42	4,770	4,232
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,353
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,945
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,695
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,344
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	208
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	363
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	259
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	1,030
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	1,041
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	1,028

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,449
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,530
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,031
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	27,690	29,675
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	5,000	5,699
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	1,255	1,431
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/43	5,000	5,670
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.850%	12/2/24	48,405	48,405
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,739
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,594
	Southwestern Community College District GO	3.000%	8/1/39	900	843
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,148
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,297
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	259
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,719
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,260
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,722
	State Center Community College District GO	3.000%	8/1/40	4,660	4,248
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/49	525	558
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,671
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,133
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,053
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,697
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,073
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	5,078
	Sunnyvale CA School District GO	4.000%	9/1/36	250	261
	Sunnyvale CA School District GO	4.000%	9/1/37	270	280
	Sunnyvale CA School District GO	4.000%	9/1/42	700	716
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/52	3,620	2,518
	Sweetwater Union High School District GO	5.000%	8/1/33	165	168
	Sweetwater Union High School District GO	5.000%	8/1/34	900	918
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	716
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,492
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,869
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,764
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,657
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,364
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,837
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	1,980	686
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,727
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/38	3,115	3,273
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,072
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	150	153
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,164
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,837
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	921
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,926
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/36	800	836
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/45	2,000	2,058
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,357
[3]	Tulare Union High School District GO	0.000%	8/1/27	515	474
[3]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,113
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,034
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	3,142
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,887
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,241
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,056
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	545
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,338
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,653
	University of California College & University Revenue	3.250%	5/15/29	4,685	4,689
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,134
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,000
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,697
	University of California College & University Revenue	5.000%	5/15/40	300	302
	University of California College & University Revenue	5.000%	5/15/41	7,850	8,039
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,210

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/43	19,100	20,144
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,588
	University of California College & University Revenue	4.000%	5/15/51	8,000	8,026
	University of California College & University Revenue	5.000%	5/15/52	23,340	25,525
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	1,980	2,038
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,150
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	28,855	30,051
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	26,285	28,725
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,458
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	836
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,137
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,398
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	8,215	8,416
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	2,000	2,251
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,935
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	8,690	9,575
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	3,000	3,060
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	35,140	35,468
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	14,156
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	17,910	17,910
	Upland CA COP	4.000%	1/1/42	5,635	5,542
	Upland CA COP	5.000%	1/1/47	4,060	4,154
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	802
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,069
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,610
[4]	Val Verde Unified School District GO	4.000%	8/1/46	550	551
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	5,043
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,507
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,638
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,947
	Ventura Unified School District GO	4.000%	8/1/52	11,230	11,312
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,000	1,035
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	937
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	804
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,370
[1]	Vista Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	1,970	2,004
[3]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,624
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	641
	Washington Township Health Care District GO	5.000%	8/1/43	250	250
	Washington Township Health Care District GO	5.000%	8/1/43	500	500
	Washington Township Health Care District GO	5.250%	8/1/48	1,100	1,229
	Washington Township Health Care District GO	5.500%	8/1/53	750	850
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,369
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,301
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	523
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,094
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,105
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,632
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,139
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	517
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,177
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	868
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	659
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,149
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,214
[8]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	2.880%	12/6/24	4,040	4,040
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,880
[4]	West Contra Costa Unified School District GO	4.000%	8/1/32	1,000	1,083
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	842
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	2,255	2,674
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	500	593
[4]	West Contra Costa Unified School District GO	5.000%	8/1/35	1,530	1,814
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	983
[4]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	2,085
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,366
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,980	2,327
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	725	852
[4]	West Contra Costa Unified School District GO	5.000%	8/1/37	1,680	1,975
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,430	1,673
[4]	West Contra Costa Unified School District GO	5.000%	8/1/38	1,740	2,035

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,000	1,163
[4]	West Contra Costa Unified School District GO	5.000%	8/1/39	1,400	1,629
[4]	West Contra Costa Unified School District GO	4.000%	8/1/54	2,070	2,078
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	824
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,055
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,656
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,640
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,248
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,133
[4]	Westminster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	11/1/29	1,000	1,048
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,050	737
[1]	William S Hart Union High School District GO	0.000%	8/1/36	1,150	774
					5,502,485
Maryland (0.1%)
[11]	Freddie Mac Pool	3.750%	7/1/42	4,537	4,464
Minnesota (0.2%)
[11]	Freddie Mac Pool	3.550%	11/1/32	2,066	1,994
[11]	Freddie Mac Pool	3.180%	9/1/33	8,926	8,391
					10,385
Multiple States (0.5%)
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	8,507	8,169
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	10,058	9,139
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	9,856	8,187
[11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.543%	11/25/38	1,224	1,176
					26,671
New York (0.0%)
[11]	Freddie Mac Pool	2.820%	5/1/35	928	809
Ohio (0.4%)
[11]	Freddie Mac Pool	3.400%	11/1/40	7,480	6,878
[11]	Freddie Mac Pool	3.850%	7/1/41	16,001	15,185
					22,063
Pennsylvania (0.0%)
[11]	Freddie Mac Pool	3.600%	7/1/40	3,987	3,699
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,416	11,944
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,450
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,044	11,195
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	10,000	6,916
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,652	3,637
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	810	779
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	166
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	531
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	1,035
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	639
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,800	1,737
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,365	5,176
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,230	1,034
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,149
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	803
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,560	1,535
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,753	2,754
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	17,530	17,600
					75,080
Total Tax-Exempt Municipal Bonds (Cost $5,612,022)					5,645,656

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	5,997	3,703
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,155	1,374
Total Taxable Municipal Bonds (Cost $5,007)				5,077
Total Investments (99.3%) (Cost $5,617,029)				5,650,733
Other Assets and Liabilities—Net (0.7%)				37,965
Net Assets (100%)				5,688,698
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $381,240,000, representing 6.7% of net assets.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,617,029)	5,650,733
Investment in Vanguard	154
Cash	43
Receivables for Investment Securities Sold	5,707
Receivables for Accrued Income	55,960
Receivables for Capital Shares Issued	1,580
Other Assets	110
Total Assets	5,714,287
Liabilities
Payables for Investment Securities Purchased	18,169
Payables for Capital Shares Redeemed	2,075
Payables for Distributions	5,117
Payables to Vanguard	228
Total Liabilities	25,589
Net Assets	5,688,698
At November 30, 2024, net assets consisted of:

Paid-in Capital	5,781,844
Total Distributable Earnings (Loss)	(93,146)
Net Assets	5,688,698

Investor Shares—Net Assets
Applicable to 53,209,607 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	618,840
Net Asset Value Per Share—Investor Shares	$11.63

Admiral™ Shares—Net Assets
Applicable to 435,920,463 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,069,858
Net Asset Value Per Share—Admiral Shares	$11.63

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	187,440
Total Income	187,440
Expenses
The Vanguard Group—Note B
Investment Advisory Services	558
Management and Administrative—Investor Shares	849
Management and Administrative—Admiral Shares	3,460
Marketing and Distribution—Investor Shares	37
Marketing and Distribution—Admiral Shares	246
Custodian Fees	31
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	35
Trustees’ Fees and Expenses	4
Other Expenses	41
Total Expenses	5,311
Expenses Paid Indirectly	(31)
Net Expenses	5,280
Net Investment Income	182,160
Realized Net Gain (Loss)
Investment Securities Sold	(5,109)
Futures Contracts	347
Realized Net Gain (Loss)	(4,762)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	164,066
Futures Contracts	8
Change in Unrealized Appreciation (Depreciation)	164,074
Net Increase (Decrease) in Net Assets Resulting from Operations	341,472

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182,160	147,693
Realized Net Gain (Loss)	(4,762)	(47,825)
Change in Unrealized Appreciation (Depreciation)	164,074	102,899
Net Increase (Decrease) in Net Assets Resulting from Operations	341,472	202,767
Distributions
Investor Shares	(18,690)	(15,646)
Admiral Shares	(160,464)	(130,469)
Total Distributions	(179,154)	(146,115)
Capital Share Transactions
Investor Shares	71,174	13,703
Admiral Shares	523,508	388,379
Net Increase (Decrease) from Capital Share Transactions	594,682	402,082
Total Increase (Decrease)	757,000	458,734
Net Assets
Beginning of Period	4,931,698	4,472,964
End of Period	5,688,698	4,931,698

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.28	$11.14	$12.76	$12.86	$12.53
Investment Operations
Net Investment Income[1]	.382	.347	.293	.297	.335
Net Realized and Unrealized Gain (Loss) on Investments	.344	.136	(1.542)	(.017)	.327
Total from Investment Operations	.726	.483	(1.249)	.280	.662
Distributions
Dividends from Net Investment Income	(.376)	(.343)	(.292)	(.297)	(.332)
Distributions from Realized Capital Gains	—	—	(.079)	(.083)	—
Total Distributions	(.376)	(.343)	(.371)	(.380)	(.332)
Net Asset Value, End of Period	$11.63	$11.28	$11.14	$12.76	$12.86
Total Return[2]	6.52%	4.42%	-9.88%	2.22%	5.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$619	$530	$511	$663	$659
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.33%	3.11%	2.53%	2.32%	2.66%
Portfolio Turnover Rate	81%	76%	85%	42%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.28	$11.14	$12.76	$12.86	$12.53
Investment Operations
Net Investment Income[1]	.392	.356	.302	.307	.345
Net Realized and Unrealized Gain (Loss) on Investments	.343	.136	(1.542)	(.017)	.327
Total from Investment Operations	.735	.492	(1.240)	.290	.672
Distributions
Dividends from Net Investment Income	(.385)	(.352)	(.301)	(.307)	(.342)
Distributions from Realized Capital Gains	—	—	(.079)	(.083)	—
Total Distributions	(.385)	(.352)	(.380)	(.390)	(.342)
Net Asset Value, End of Period	$11.63	$11.28	$11.14	$12.76	$12.86
Total Return[2]	6.61%	4.50%	-9.81%	2.30%	5.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,070	$4,401	$3,962	$5,134	$4,859
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.19%	2.61%	2.40%	2.73%
Portfolio Turnover Rate	81%	76%	85%	42%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at November 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

California Long-Term Tax-Exempt Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	5,132
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	37,961
Capital Loss Carryforwards	(131,233)
Qualified Late-Year Losses	—
Other Temporary Differences	(5,006)
Total	(93,146)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	179,154	146,115
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	179,154	146,115
*	Includes short-term capital gains, if any.

California Long-Term Tax-Exempt Fund
As of November 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,612,771
Gross Unrealized Appreciation	137,863
Gross Unrealized Depreciation	(99,901)
Net Unrealized Appreciation (Depreciation)	37,962
F.	During the year ended November 30, 2024, the fund purchased $4,914,693,000 of investment securities and sold $4,317,438,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $146,535,000 and sales were $77,935,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	221,211	19,251	147,864	13,268
Issued in Lieu of Cash Distributions	16,014	1,393	13,135	1,180
Redeemed	(166,051)	(14,475)	(147,296)	(13,247)
Net Increase (Decrease)—Investor Shares	71,174	6,169	13,703	1,201
Admiral Shares
Issued	1,082,321	94,257	1,343,745	121,294
Issued in Lieu of Cash Distributions	103,942	9,046	84,175	7,562
Redeemed	(662,755)	(57,729)	(1,039,541)	(94,168)
Net Increase (Decrease)—Admiral Shares	523,508	45,574	388,379	34,688
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (three of the funds constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the California Municipal Money Market Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
California Municipal Money Market Fund	151
California Intermediate-Term Tax-Exempt Fund	0
California Long-Term Tax-Exempt Fund	0
The funds designate 100% of income dividends as exempt-interest dividends.
Q750 012025

Financial Statements
For the period ended November 30, 2024
Vanguard California Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	43
Tax information	44

California Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.9%)
	Acalanes Union High School District GO	6.550%	8/1/39	245	283
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/49	955	304
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/51	300	88
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	200	51
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	300	79
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	50	29
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	100	59
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	100	59
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	125	71
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/32	60	46
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	215	200
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	250	258
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	150	153
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	350	361
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/26	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/29	130	145
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/31	145	168
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/32	105	123
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/33	10	12
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/34	10	12
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	60	62
	Alameda County Oakland Unified School District GO	5.000%	8/1/29	55	57
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	33
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	50	56
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	295	298
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	175	171
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/27	55	51
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/28	100	89
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/29	180	156
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/31	135	109
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	120	93
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	250	171
	Antelope Valley Community College District GO	3.000%	8/1/50	30	25
[1]	Azusa Unified School District GO	4.000%	8/1/30	25	26
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	85	86
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	35	36
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	510	541
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	145	154
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	435	472
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	15	16
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	85	94
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	70	79
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	50	51
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	50	58
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/32	240	237
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	470	479
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	455	464
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	100	118
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	20	24
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	40	39
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	40	48
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	180	182
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	35	35
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/40	60	68
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	200	201
1

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	1,025	1,142
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	350	389
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	300	332
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	265	251
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	150	150
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	980	810
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/54	25	27
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	950	666
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	160	160
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	890	886
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	350	349
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	330	326
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	45	45
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	250	238
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.700%	12/2/24	1,100	1,100
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	730	774
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	66
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	25	28
	Berkeley CA GO	3.250%	9/1/45	165	148
	Beverly Hills CA Unified School District GO	0.000%	8/1/31	25	21
	Beverly Hills CA Unified School District GO	0.000%	8/1/38	20	11
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	30	23
	Beverly Hills Unified School District CA GO	0.000%	8/1/34	30	22
	Beverly Hills Unified School District CA GO	0.000%	8/1/37	150	89
	Beverly Hills Unified School District CA GO	0.000%	8/1/39	40	22
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/48	125	136
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/53	100	108
	California Department of Water Resources Water Revenue	5.000%	12/1/24	610	610
	California Department of Water Resources Water Revenue	5.000%	12/1/24	220	220
	California Department of Water Resources Water Revenue	5.000%	12/1/24	35	35
	California Department of Water Resources Water Revenue	5.000%	12/1/24	250	250
	California Department of Water Resources Water Revenue	5.000%	12/1/25	25	25
	California Department of Water Resources Water Revenue	5.000%	12/1/25	100	102
	California Department of Water Resources Water Revenue	5.000%	12/1/26	115	121
	California Department of Water Resources Water Revenue	5.000%	12/1/26	150	158
	California Department of Water Resources Water Revenue	5.000%	12/1/26	15	16
	California Department of Water Resources Water Revenue	5.000%	12/1/27	80	86
	California Department of Water Resources Water Revenue	5.000%	12/1/27	55	59
	California Department of Water Resources Water Revenue	5.000%	12/1/27	115	121
	California Department of Water Resources Water Revenue	5.000%	12/1/28	285	299
	California Department of Water Resources Water Revenue	5.000%	12/1/28	100	110
	California Department of Water Resources Water Revenue	5.000%	12/1/28	75	83
	California Department of Water Resources Water Revenue	5.000%	12/1/29	65	68
	California Department of Water Resources Water Revenue	5.000%	12/1/29	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/29	205	228
	California Department of Water Resources Water Revenue	5.000%	12/1/30	75	83
	California Department of Water Resources Water Revenue	4.000%	12/1/31	85	87
	California Department of Water Resources Water Revenue	5.000%	12/1/31	150	157
	California Department of Water Resources Water Revenue	5.000%	12/1/31	50	55
	California Department of Water Resources Water Revenue	5.000%	12/1/32	35	40
	California Department of Water Resources Water Revenue	5.000%	12/1/32	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/32	180	192
	California Department of Water Resources Water Revenue	5.000%	12/1/33	240	273
	California Department of Water Resources Water Revenue	5.000%	12/1/33	210	231
	California Department of Water Resources Water Revenue	5.000%	12/1/34	145	164
	California Department of Water Resources Water Revenue	5.000%	12/1/34	25	27
	California Department of Water Resources Water Revenue	4.000%	12/1/35	185	189
	California Department of Water Resources Water Revenue	5.000%	12/1/35	235	265
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	20	22
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	15	17
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	190	214
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	10	11
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	40	46
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	140	163
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	70	80
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	50	59
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10	12
	California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/35	90	96
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	15	18
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	20	20
2

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	75	75
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	170	170
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	150	157
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	85	91
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	60	67
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	600	715
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	275	277
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,905	1,913
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	102
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	300	372
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	1,015	1,260
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	10	11
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	15	16
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	150	153
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	660	820
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,075	1,336
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	250	249
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/48	210	219
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	1,180	1,470
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	60	40
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	235	294
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	10	11
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/25	15	15
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	100	102
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	85	88
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	40	41
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	100	113
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	90	95
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	1,255	1,410
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	200	229
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	100	107
	California GO	5.000%	3/1/25	90	90
	California GO	5.000%	3/1/25	5	5
	California GO	5.000%	3/1/25	55	55
	California GO	5.000%	4/1/25	200	201
	California GO	5.000%	4/1/25	270	272
	California GO	5.000%	8/1/25	80	81
	California GO	5.000%	8/1/25	20	20
	California GO	5.000%	8/1/25	110	112
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	9/1/25	70	71
	California GO	5.000%	9/1/25	45	46
	California GO	5.000%	9/1/25	1,105	1,123
	California GO	4.000%	10/1/25	100	101
	California GO	5.000%	10/1/25	75	76
	California GO	5.000%	10/1/25	170	173
	California GO	4.000%	11/1/25	15	15
	California GO	5.000%	11/1/25	165	168
	California GO	3.000%	3/1/26	100	100
	California GO	4.000%	3/1/26	45	46
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	8/1/26	275	285
	California GO	5.000%	8/1/26	25	25
	California GO	5.000%	8/1/26	150	156
	California GO	5.000%	8/1/26	250	259
	California GO	5.000%	9/1/26	70	73
	California GO	5.000%	9/1/26	15	16
	California GO	5.000%	9/1/26	145	151
	California GO	5.000%	10/1/26	80	83
	California GO	5.000%	10/1/26	120	125
	California GO	5.000%	10/1/26	95	98
	California GO	5.000%	11/1/26	45	47
	California GO	5.000%	12/1/26	345	361
[5]	California GO	5.000%	2/1/27	200	210
3

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	3.000%	3/1/27	270	272
California GO	4.000%	3/1/27	100	103
California GO	5.000%	4/1/27	165	174
California GO	5.000%	4/1/27	130	137
California GO	5.000%	4/1/27	40	42
California GO	3.500%	8/1/27	65	66
California GO	5.000%	8/1/27	290	301
California GO	5.000%	8/1/27	80	85
California GO	5.000%	8/1/27	145	154
California GO	5.000%	8/1/27	250	266
California GO	5.000%	8/1/27	475	477
California GO	4.000%	9/1/27	25	26
California GO	5.000%	9/1/27	15	16
California GO	5.000%	9/1/27	3,560	3,788
California GO	5.000%	9/1/27	60	64
California GO	5.000%	9/1/27	15	16
California GO	4.000%	10/1/27	95	99
California GO	5.000%	10/1/27	40	43
California GO	5.000%	10/1/27	125	129
California GO	5.000%	10/1/27	120	128
California GO	5.000%	10/1/27	50	53
California GO	5.000%	10/1/27	320	341
California GO	5.000%	11/1/27	115	123
California GO	5.000%	11/1/27	65	69
California GO	5.000%	11/1/27	120	128
California GO	5.000%	11/1/27	65	69
California GO	5.000%	11/1/27	50	53
California GO	5.000%	11/1/27	85	91
California GO	5.000%	11/1/27	35	37
California GO	5.000%	12/1/27	2,795	2,991
California GO	3.000%	3/1/28	35	35
California GO	4.000%	3/1/28	55	57
California GO	5.000%	4/1/28	105	113
California GO	5.000%	4/1/28	510	549
California GO	5.000%	4/1/28	10	11
California GO	5.000%	8/1/28	135	140
California GO	5.000%	8/1/28	230	244
California GO	5.000%	8/1/28	30	30
California GO	5.000%	8/1/28	15	16
California GO	5.000%	8/1/28	90	98
California GO	5.000%	8/1/28	440	477
California GO	4.000%	9/1/28	10	10
California GO	4.000%	9/1/28	75	79
California GO	5.000%	9/1/28	75	78
California GO	5.000%	9/1/28	25	25
California GO	5.000%	9/1/28	115	125
California GO	5.000%	9/1/28	35	36
California GO	5.000%	9/1/28	30	33
California GO	5.000%	9/1/28	100	109
California GO	3.250%	10/1/28	25	25
California GO	5.000%	10/1/28	1,500	1,500
California GO	5.000%	10/1/28	530	576
California GO	5.000%	10/1/28	25	27
California GO	5.000%	10/1/28	145	158
California GO	5.000%	10/1/28	500	544
California GO	5.000%	10/1/28	30	33
California GO	5.000%	11/1/28	170	181
California GO	5.000%	11/1/28	90	98
California GO	5.000%	11/1/28	535	583
California GO	5.000%	11/1/28	930	1,013
California GO	5.000%	11/1/28	80	87
California GO	5.000%	12/1/28	150	164
California GO	3.000%	3/1/29	250	250
California GO	3.000%	3/1/29	300	300
California GO	5.000%	3/1/29	205	225
California GO	5.000%	4/1/29	115	126
California GO	5.000%	4/1/29	155	170
California GO	5.000%	4/1/29	205	225
California GO	3.000%	8/1/29	55	55
California GO	5.000%	8/1/29	20	21
4

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/29	20	21
California GO	5.000%	8/1/29	155	157
California GO	5.000%	8/1/29	30	31
California GO	5.000%	8/1/29	35	37
California GO	5.000%	8/1/29	190	201
California GO	5.000%	8/1/29	225	249
California GO	5.000%	8/1/29	800	884
California GO	3.000%	9/1/29	95	95
California GO	4.000%	9/1/29	370	392
California GO	5.000%	9/1/29	30	31
California GO	5.000%	9/1/29	240	249
California GO	5.000%	9/1/29	245	271
California GO	5.000%	9/1/29	255	282
California GO	5.000%	9/1/29	35	39
California GO	5.000%	9/1/29	60	66
California GO	5.000%	10/1/29	375	415
California GO	5.000%	10/1/29	115	125
California GO	5.000%	10/1/29	1,015	1,124
California GO	5.000%	10/1/29	55	61
California GO	5.000%	10/1/29	155	172
California GO	4.000%	11/1/29	160	170
California GO	5.000%	11/1/29	100	111
California GO	5.000%	11/1/29	35	39
California GO	5.000%	11/1/29	25	27
California GO	5.000%	11/1/29	240	266
California GO	5.000%	11/1/29	35	39
California GO	5.000%	12/1/29	65	72
California GO	5.000%	3/1/30	250	251
California GO	5.000%	3/1/30	320	357
California GO	5.000%	3/1/30	90	100
California GO	5.000%	4/1/30	105	115
California GO	5.000%	4/1/30	50	56
California GO	5.000%	4/1/30	605	676
California GO	5.000%	4/1/30	285	312
California GO	5.000%	8/1/30	10	10
California GO	5.000%	8/1/30	165	174
California GO	5.000%	8/1/30	15	15
California GO	5.000%	8/1/30	20	21
California GO	5.000%	8/1/30	100	108
California GO	5.000%	8/1/30	170	176
California GO	5.000%	9/1/30	230	238
California GO	5.000%	9/1/30	275	310
California GO	5.000%	9/1/30	155	175
California GO	5.000%	9/1/30	55	62
California GO	3.500%	10/1/30	110	110
California GO	5.000%	10/1/30	130	143
California GO	5.000%	10/1/30	410	444
California GO	5.000%	10/1/30	320	361
California GO	5.000%	10/1/30	165	186
California GO	5.000%	10/1/30	290	290
California GO	4.000%	11/1/30	50	53
California GO	5.000%	11/1/30	150	169
California GO	5.000%	11/1/30	100	113
California GO	5.000%	12/1/30	240	271
California GO	5.000%	3/1/31	285	317
California GO	5.000%	3/1/31	20	23
California GO	5.000%	4/1/31	475	539
California GO	5.000%	4/1/31	70	79
California GO	5.000%	8/1/31	45	45
California GO	5.000%	8/1/31	65	65
California GO	5.000%	8/1/31	80	84
California GO	5.000%	8/1/31	290	331
California GO	4.000%	9/1/31	85	86
California GO	5.000%	9/1/31	225	233
California GO	5.000%	9/1/31	265	303
California GO	5.000%	9/1/31	730	833
California GO	5.000%	9/1/31	205	234
California GO	5.000%	9/1/31	200	228
California GO	5.000%	9/1/31	300	343
California GO	5.000%	10/1/31	55	61
5

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/31	195	223
	California GO	5.000%	10/1/31	225	257
	California GO	5.000%	11/1/31	150	169
	California GO	5.000%	11/1/31	165	178
	California GO	5.000%	11/1/31	35	40
	California GO	5.000%	12/1/31	160	183
	California GO	5.000%	3/1/32	770	855
	California GO	5.000%	4/1/32	10	11
	California GO	5.000%	4/1/32	490	564
	California GO	5.000%	4/1/32	310	357
	California GO	5.000%	8/1/32	1,300	1,300
	California GO	5.000%	8/1/32	60	60
	California GO	5.000%	8/1/32	20	21
	California GO	5.000%	8/1/32	1,260	1,456
[1]	California GO	5.250%	8/1/32	1,805	2,101
	California GO	2.500%	9/1/32	140	131
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	20	20
	California GO	5.000%	9/1/32	90	93
	California GO	5.000%	9/1/32	10	10
	California GO	5.000%	9/1/32	350	398
	California GO	5.000%	9/1/32	25	29
	California GO	5.000%	9/1/32	160	185
	California GO	5.000%	9/1/32	930	1,076
	California GO	5.000%	9/1/32	235	272
	California GO	5.000%	10/1/32	125	137
	California GO	5.000%	10/1/32	70	80
	California GO	5.000%	10/1/32	130	151
	California GO	5.000%	10/1/32	495	495
	California GO	5.000%	11/1/32	220	237
	California GO	5.000%	11/1/32	400	449
	California GO	5.000%	11/1/32	125	140
	California GO	5.000%	11/1/32	1,040	1,206
	California GO	5.000%	11/1/32	305	342
	California GO	5.000%	12/1/32	260	268
	California GO	5.000%	3/1/33	85	94
	California GO	5.000%	4/1/33	155	169
	California GO	5.000%	4/1/33	230	264
	California GO	3.500%	8/1/33	15	15
	California GO	5.000%	8/1/33	55	55
	California GO	5.000%	8/1/33	200	211
	California GO	5.000%	8/1/33	760	784
	California GO	5.000%	8/1/33	1,820	2,132
	California GO	5.000%	8/1/33	245	287
	California GO	5.000%	9/1/33	35	40
	California GO	5.000%	9/1/33	65	76
	California GO	5.000%	9/1/33	135	158
	California GO	5.000%	9/1/33	10	12
	California GO	5.000%	9/1/33	595	697
	California GO	3.000%	10/1/33	30	30
	California GO	4.000%	10/1/33	140	149
	California GO	5.000%	10/1/33	105	122
	California GO	5.000%	10/1/33	25	29
	California GO	5.000%	10/1/33	75	75
	California GO	5.000%	3/1/34	250	277
	California GO	5.000%	3/1/34	15	17
	California GO	4.000%	8/1/34	750	818
	California GO	5.000%	8/1/34	95	98
	California GO	4.000%	9/1/34	65	66
	California GO	4.000%	9/1/34	10	10
	California GO	5.000%	9/1/34	50	52
	California GO	5.000%	9/1/34	195	228
	California GO	5.000%	9/1/34	200	237
	California GO	5.000%	9/1/34	260	308
	California GO	5.000%	9/1/34	90	107
	California GO	3.000%	10/1/34	165	164
	California GO	4.000%	10/1/34	130	136
	California GO	4.000%	10/1/34	225	238
	California GO	5.000%	10/1/34	365	424
6

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/34	220	232
	California GO	5.000%	12/1/34	70	78
	California GO	5.000%	3/1/35	520	574
	California GO	5.000%	4/1/35	400	434
	California GO	5.000%	4/1/35	30	34
	California GO	5.000%	4/1/35	275	295
	California GO	3.500%	8/1/35	25	25
	California GO	4.000%	8/1/35	50	50
	California GO	5.000%	8/1/35	50	52
	California GO	5.000%	8/1/35	30	32
	California GO	3.000%	9/1/35	50	48
	California GO	4.000%	9/1/35	120	121
	California GO	4.000%	9/1/35	75	76
	California GO	4.000%	9/1/35	50	51
	California GO	5.000%	9/1/35	3,000	3,098
	California GO	5.000%	9/1/35	80	83
	California GO	5.000%	9/1/35	40	46
	California GO	5.000%	9/1/35	75	86
[6]	California GO	5.000%	9/1/35	1,200	1,239
	California GO	5.000%	9/1/35	1,700	1,994
	California GO	5.000%	9/1/35	90	106
	California GO	3.000%	10/1/35	75	74
	California GO	4.000%	10/1/35	790	833
	California GO	5.000%	10/1/35	85	98
	California GO	4.000%	11/1/35	200	204
	California GO	4.000%	11/1/35	135	142
	California GO	5.000%	12/1/35	70	78
	California GO	4.000%	3/1/36	670	700
	California GO	5.000%	4/1/36	100	108
	California GO	4.000%	8/1/36	575	580
	California GO	4.000%	8/1/36	60	64
	California GO	5.000%	8/1/36	805	946
	California GO	4.000%	9/1/36	105	106
	California GO	5.000%	9/1/36	275	284
	California GO	5.000%	9/1/36	235	269
	California GO	5.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	385	450
	California GO	3.000%	10/1/36	15	15
	California GO	4.000%	10/1/36	30	31
	California GO	5.000%	10/1/36	745	859
	California GO	4.000%	11/1/36	20	20
	California GO	4.000%	11/1/36	10	10
	California GO	5.000%	11/1/36	25	27
	California GO	5.000%	11/1/36	30	33
	California GO	5.000%	12/1/36	90	100
	California GO	4.000%	3/1/37	160	166
	California GO	5.000%	4/1/37	105	119
	California GO	4.000%	8/1/37	5	5
	California GO	5.000%	8/1/37	1,285	1,502
	California GO	4.000%	9/1/37	425	428
	California GO	5.000%	9/1/37	50	52
	California GO	5.000%	9/1/37	708	818
	California GO	5.000%	9/1/37	100	116
	California GO	3.000%	10/1/37	820	803
	California GO	4.000%	10/1/37	185	191
	California GO	4.000%	10/1/37	20	21
	California GO	5.000%	10/1/37	35	35
	California GO	5.000%	10/1/37	15	17
	California GO	4.000%	11/1/37	60	61
	California GO	5.000%	11/1/37	75	79
	California GO	5.000%	11/1/37	130	148
	California GO	4.000%	3/1/38	250	260
	California GO	4.000%	8/1/38	10	10
	California GO	5.000%	9/1/38	150	173
	California GO	5.000%	8/1/39	320	372
	California GO	5.000%	9/1/39	190	216
	California GO	5.000%	9/1/39	120	139
	California GO	4.000%	10/1/39	325	336
	California GO	5.000%	10/1/39	235	235
	California GO	5.000%	10/1/39	355	406
7

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/39	45	48
California GO	4.000%	3/1/40	505	521
California GO	3.000%	11/1/40	10	9
California GO	5.000%	9/1/41	250	277
California GO	5.000%	9/1/41	10	11
California GO	4.000%	10/1/41	1,000	1,034
California GO	5.000%	10/1/41	165	182
California GO	3.000%	11/1/41	65	58
California GO	4.000%	4/1/42	210	217
California GO	5.000%	9/1/42	200	224
California GO	4.000%	10/1/42	165	171
California GO	5.000%	10/1/42	225	241
California GO	5.000%	10/1/42	1,560	1,763
California GO	5.000%	11/1/42	200	225
California GO	4.000%	2/1/43	120	120
California GO	4.000%	9/1/43	775	803
California GO	4.000%	9/1/43	100	104
California GO	5.000%	9/1/43	160	181
California GO	5.000%	9/1/43	2,000	2,276
California GO	5.000%	9/1/43	190	216
California GO	2.250%	11/1/43	110	81
California GO	2.375%	12/1/43	190	143
California GO	5.000%	12/1/43	110	120
California GO	4.000%	8/1/44	250	259
California GO	5.000%	8/1/44	705	803
California GO	5.250%	8/1/44	300	349
California GO	5.000%	9/1/44	100	113
California GO	5.000%	10/1/44	435	435
California GO	5.000%	10/1/44	40	40
California GO	4.000%	11/1/44	45	45
California GO	5.000%	3/1/45	465	466
California GO	3.250%	4/1/45	120	107
California GO	4.000%	8/1/45	155	155
California GO	5.000%	8/1/45	1,000	1,006
California GO	4.000%	9/1/45	150	150
California GO	5.000%	9/1/45	940	967
California GO	5.000%	10/1/45	135	151
California GO	5.250%	10/1/45	75	86
California GO	3.000%	3/1/46	115	97
California GO	4.000%	3/1/46	60	61
California GO	5.000%	8/1/46	150	154
California GO	3.000%	9/1/46	220	184
California GO	5.000%	9/1/46	20	21
California GO	2.375%	10/1/46	60	43
California GO	3.000%	12/1/46	255	214
California GO	5.000%	4/1/47	10	11
California GO	4.000%	9/1/47	190	195
California GO	4.000%	11/1/47	380	382
California GO	5.000%	11/1/47	170	177
California GO	5.000%	9/1/48	250	280
California GO	4.000%	4/1/49	770	783
California GO	4.000%	4/1/49	15	15
California GO	5.000%	4/1/49	25	26
California GO	4.000%	8/1/49	225	230
California GO	5.500%	8/1/49	425	495
California GO	3.000%	10/1/49	50	41
California GO	2.500%	12/1/49	170	120
California GO	2.500%	3/1/50	1,055	743
California GO	3.000%	3/1/50	50	41
California GO	4.000%	10/1/50	150	153
California GO	3.000%	11/1/50	335	273
California GO	2.375%	10/1/51	125	84
California GO	4.000%	9/1/52	1,500	1,520
California GO	5.000%	9/1/52	20	22
California GO	5.000%	9/1/53	315	350
California GO	5.250%	9/1/53	860	970
California GO	4.000%	8/1/54	265	268
California GO	5.250%	8/1/54	210	239
California GO	5.500%	8/1/54	60	69
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/25	20	20
8

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	95	96
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	90	94
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	30	33
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	50	55
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	100	108
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	15	16
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	355	371
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	145	147
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	345	359
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	155	166
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,065	1,149
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	370	399
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	20	22
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	100	107
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	550	580
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/26	225	231
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/28	20	22
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/33	100	101
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	385	385
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	20	16
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	100	102
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	100	105
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	5	5
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	105	114
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	80	83
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	70	76
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	35	37
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	60	65
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	40	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/31	155	167
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	110	118
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	35	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	40	43
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	80	94
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/36	20	23
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	500	526
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/43	1,000	1,042
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/45	300	309
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/47	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	51
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	140	144
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/47	115	112
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	40	43
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	790	836
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	40	42
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/39	1,500	1,568
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	25	20
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	255	201
	California Municipal Finance Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	100	100
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	12/2/24	300	300
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	1,150	341
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	65	66
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/28	100	109
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/39	15	15
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	35	35
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	30	30
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	295	307
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	1,865	1,868
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	210	224
9

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	65	70
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	180	195
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	190	208
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	100	106
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	430	479
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	101
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	425	482
California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	475	542
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	220	220
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	315	362
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	265	301
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	570	646
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	45	51
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	45	51
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	200	234
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	155	174
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	125	146
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/39	5	6
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	65	74
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	25	28
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	35	36
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	75	85
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	120	122
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	150	153
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	40	40
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	36
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	585	609
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	500	521
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	610	638
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/28	100	108
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	150	164
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	144
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	55	61
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	25	26
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	25	28
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/30	15	16
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/30	140	158
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	40	41
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	50	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	100	101
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	195	214
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	50	51
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	800	928
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	125	145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	65	66
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/32	145	169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	30	30
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	120	141
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	22
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	21
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/34	55	64
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/35	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	190	221
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	200	236
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/35	210	242
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	235	277
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	40	46
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	25	29
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	200	235
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	1,000	1,169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	700	659
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	265	282
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	240	257
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/45	115	117
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/45	255	286
10

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	690	699
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/47	135	149
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	15	16
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	55	56
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	25	26
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	20	21
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	25	28
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/32	35	40
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/34	190	216
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	15	16
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	25	26
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	100	103
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	300	304
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	675	739
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/46	190	208
California State University College & University Revenue	5.000%	11/1/26	980	1,016
California State University College & University Revenue	5.000%	11/1/27	145	148
California State University College & University Revenue	5.000%	11/1/27	115	122
California State University College & University Revenue	5.000%	11/1/27	345	357
California State University College & University Revenue	5.000%	11/1/28	225	233
California State University College & University Revenue	5.000%	11/1/28	70	74
California State University College & University Revenue	5.000%	11/1/29	120	127
California State University College & University Revenue	5.000%	11/1/29	330	341
California State University College & University Revenue	5.000%	11/1/30	15	16
California State University College & University Revenue	5.000%	11/1/30	660	681
California State University College & University Revenue	5.000%	11/1/30	205	209
California State University College & University Revenue	5.000%	11/1/31	310	316
California State University College & University Revenue	5.000%	11/1/31	110	116
California State University College & University Revenue	5.000%	11/1/31	490	505
California State University College & University Revenue	5.000%	11/1/32	70	71
California State University College & University Revenue	5.000%	11/1/32	80	84
California State University College & University Revenue	5.000%	11/1/32	170	175
California State University College & University Revenue	5.000%	11/1/33	20	21
California State University College & University Revenue	5.000%	11/1/33	15	15
California State University College & University Revenue	5.000%	11/1/33	15	15
California State University College & University Revenue	4.000%	11/1/34	615	623
California State University College & University Revenue	5.000%	11/1/35	220	237
California State University College & University Revenue	5.000%	11/1/35	50	60
California State University College & University Revenue	5.000%	11/1/36	95	98
California State University College & University Revenue	5.000%	11/1/36	10	11
California State University College & University Revenue	5.000%	11/1/36	10	12
California State University College & University Revenue	3.200%	11/1/37	30	29
California State University College & University Revenue	4.000%	11/1/37	385	389
California State University College & University Revenue	5.000%	11/1/37	10	10
California State University College & University Revenue	5.000%	11/1/37	80	84
California State University College & University Revenue	4.000%	11/1/38	25	25
California State University College & University Revenue	5.000%	11/1/38	145	147
California State University College & University Revenue	5.000%	11/1/38	40	43
California State University College & University Revenue	5.000%	11/1/39	50	59
California State University College & University Revenue	5.000%	11/1/41	2,605	2,667
California State University College & University Revenue	5.000%	11/1/42	500	521
California State University College & University Revenue	5.000%	11/1/42	100	115
California State University College & University Revenue	4.000%	11/1/43	105	105
California State University College & University Revenue	5.000%	11/1/43	480	487
California State University College & University Revenue	5.000%	11/1/43	15	16
California State University College & University Revenue	4.000%	11/1/45	250	251
California State University College & University Revenue	5.000%	11/1/45	1,000	1,021
California State University College & University Revenue	3.000%	11/1/46	165	141
California State University College & University Revenue	5.000%	11/1/47	90	93
California State University College & University Revenue	5.000%	11/1/47	115	117
California State University College & University Revenue	5.000%	11/1/48	115	121
California State University College & University Revenue	5.250%	11/1/48	175	199
California State University College & University Revenue	5.000%	11/1/49	230	244
California State University College & University Revenue	5.500%	11/1/49	100	118
California State University College & University Revenue	3.000%	11/1/52	25	20
California State University College & University Revenue	4.000%	11/1/55	325	327
California State University College & University Revenue	5.500%	11/1/55	800	937
California State University College & University Revenue PUT	0.550%	11/1/26	20	19
California State University College & University Revenue PUT	3.125%	11/1/26	70	70
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/26	105	107
11

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	20	20
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	50	52
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	150	156
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	175	182
	Campbell Union School District GO	0.000%	8/1/40	100	57
[1]	Centinela Valley Union High School District GO	3.000%	8/1/44	15	13
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	75	75
	Cerritos Community College District GO	0.000%	8/1/29	1,000	874
	Cerritos Community College District GO	3.000%	8/1/44	50	44
	Cerritos Community College District GO	4.000%	8/1/49	420	425
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	15	15
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	75	76
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	150	152
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	105	106
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	200	201
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	95	95
	Chaffey Community College District GO	4.000%	6/1/43	35	35
	Chaffey Community College District GO	5.000%	6/1/48	215	227
	Chaffey Joint Union High School District GO	0.000%	8/1/36	925	600
	Chaffey Joint Union High School District GO	0.000%	8/1/40	200	106
	Chaffey Joint Union High School District GO	0.000%	8/1/45	800	334
	Chaffey Joint Union High School District GO	0.000%	8/1/48	2,185	790
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	430	433
	Chino Valley Unified School District GO	0.000%	8/1/40	100	54
	Chino Valley Unified School District GO	4.000%	8/1/45	165	167
	Chino Valley Unified School District GO	0.000%	8/1/47	150	55
	Chino Valley Unified School District GO	0.000%	8/1/48	250	88
	Chino Valley Unified School District GO	5.000%	8/1/55	180	192
	Citrus Community College District GO	5.000%	8/1/49	100	112
[3]	Clovis Unified School District GO	0.000%	8/1/29	70	61
	Coast Community College District GO	3.000%	8/1/39	45	42
	Coast Community College District GO	0.000%	8/1/41	2,225	1,142
	Coast Community College District GO	0.000%	8/1/42	95	47
	Coast Community College District GO	0.000%	8/1/43	1,350	630
	Coast Community College District GO, Prere.	4.000%	8/15/25	35	35
	Coast Community College District GO, Prere.	5.000%	8/15/25	170	173
	Coast Community College District GO, Prere.	4.500%	8/1/27	60	63
[6]	Compton CA Unified School District GO	0.000%	6/1/36	250	164
[6]	Compton CA Unified School District GO	4.000%	6/1/49	170	171
[6]	Compton Unified School District CA GO	0.000%	6/1/40	120	65
	Concord CA COP	2.125%	4/1/41	55	41
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	35	40
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/32	65	70
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/33	110	118
	Corona-Norco Unified School District GO	4.000%	8/1/43	50	51
	Corona-Norco Unified School District GO	3.000%	8/1/44	20	17
	Corona-Norco Unified School District GO	4.000%	8/1/44	25	25
	Corona-Norco Unified School District GO	4.000%	8/1/49	425	427
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	30	30
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	20	20
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	400	381
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/41	100	96
	Desert Community College District GO	4.000%	8/1/39	100	101
	Desert Community College District GO	4.000%	8/1/51	200	201
	Desert Community College District GO, Prere.	5.000%	2/1/26	100	103
	Desert Community College District GO, Prere.	5.000%	2/1/26	90	92
	Desert Sands Unified School District GO	4.000%	8/1/44	30	30
	Downey Unified School District GO	4.000%	8/1/48	500	507
	Downey Unified School District GO	4.000%	8/1/52	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	310	314
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	115	116
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	400	425
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	85	90
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	215	217
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	320	339
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	95	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	210	223
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	20	20
12

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10	12
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	210	222
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	250	277
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	95	111
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	175	185
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	20	21
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	65	69
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/40	595	688
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	10	11
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	30	30
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,425	1,486
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	220	247
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	80	81
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	55	62
	Eastern Municipal Water District Water Revenue	5.000%	7/1/42	60	62
	Eastern Municipal Water District Water Revenue	5.000%	7/1/45	50	51
	El Camino Community College District Foundation GO	0.000%	8/1/26	1,085	1,035
	El Camino Community College District Foundation GO	0.000%	8/1/38	175	105
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,010	1,013
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/26	250	257
	El Monte Union High School District GO	0.000%	6/1/44	200	93
	El Monte Union High School District GO	0.000%	6/1/45	250	111
	El Monte Union High School District GO	0.000%	6/1/46	800	339
	El Monte Union High School District GO	4.000%	6/1/46	285	286
[6]	Elk Grove Unified School District COP	3.125%	2/1/40	95	87
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/35	1,000	1,004
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,370	1,374
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/36	100	68
	Foothill-De Anza Community College District GO	3.000%	8/1/40	245	232
	Foothill-De Anza Community College District GO	4.000%	8/1/40	60	60
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	115	126
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	100	115
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	500	596
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	425	428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	195	196
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	430	431
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	500	450
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	45	44
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	290	273
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	120	110
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	160	142
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/30	80	69
[1]	Fowler Unified School District GO	0.000%	8/1/40	70	39
	Fremont Union High School District GO	3.000%	8/1/39	805	788
	Fremont Union High School District GO	4.000%	8/1/44	2,600	2,600
	Fremont Union High School District GO	4.000%	8/1/46	140	140
	Fremont Union High School District GO	4.000%	8/1/46	50	50
	Fremont Union High School District GO	2.375%	8/1/48	40	28
	Fresno Unified School District GO	3.000%	8/1/41	235	210
	Fresno Unified School District GO	4.000%	8/1/41	315	316
	Fresno Unified School District GO	4.000%	8/1/52	210	211
	Glendale CA Community College District GO	4.000%	8/1/46	85	85
	Glendale CA Community College District GO	3.000%	8/1/47	675	560
	Glendale CA Community College District GO	4.000%	8/1/50	500	503
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	100	107
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/51	90	99
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/54	365	399
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	70	71
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	607
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	505	510
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	575	581
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	607
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	70	74
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	105	114
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	325	352
	Grossmont Union High School District GO	0.000%	8/1/32	1,115	882
13

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	165	175
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	245	247
[1]	Hayward Unified School District GO	3.500%	8/1/37	50	50
[1]	Hayward Unified School District GO	4.000%	8/1/42	100	100
[6]	Hayward Unified School District GO	5.000%	8/1/44	80	85
[6]	Hayward Unified School District GO	4.000%	8/1/48	125	125
[1]	Hayward Unified School District GO	4.000%	8/1/50	100	100
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	645	665
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	105	103
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/34	130	135
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/35	195	190
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/36	450	463
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/37	45	46
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	80	82
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	110	113
[6]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/42	25	28
[6]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/52	50	52
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	1,085	1,109
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	1,470	1,475
[6]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	480	480
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	82
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/46	200	205
	Kern Community College District GO	5.250%	8/1/38	50	58
	Lakeside San Diego County Union School District GO	0.000%	8/1/35	910	637
	Lakeside Union School District/San Diego County	0.000%	8/1/50	85	28
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/46	80	67
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	15	15
	Lodi CA Unified School District GO	3.000%	8/1/43	90	79
	Lodi CA Unified School District GO	3.000%	8/1/46	200	172
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/25	120	121
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	25	26
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	25	27
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/45	100	100
	Long Beach Community College District GO	4.000%	8/1/45	200	201
[2]	Long Beach Community College District GO, 4.750% Coupon rate effective 8/1/32	0.000%	8/1/49	200	145
	Long Beach Unified School District GO	4.000%	8/1/30	285	291
	Long Beach Unified School District GO	5.000%	8/1/35	25	26
	Long Beach Unified School District GO	0.000%	8/1/38	100	56
	Long Beach Unified School District GO	3.000%	8/1/47	55	46
	Long Beach Unified School District GO	3.000%	8/1/48	800	662
	Long Beach Unified School District GO	3.000%	8/1/50	135	110
	Long Beach Unified School District GO	4.000%	8/1/50	35	35
	Los Angeles CA Community College District GO	5.000%	8/1/25	65	66
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/25	300	305
	Los Angeles CA Community College District GO	5.000%	8/1/25	40	41
	Los Angeles CA Community College District GO	5.000%	8/1/25	265	269
	Los Angeles CA Community College District GO	5.000%	6/1/26	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/26	405	422
	Los Angeles CA Community College District GO	5.000%	8/1/26	80	83
	Los Angeles CA Community College District GO	5.000%	8/1/26	140	146
	Los Angeles CA Community College District GO	5.000%	8/1/27	200	214
	Los Angeles CA Community College District GO	5.000%	8/1/27	20	21
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	118
	Los Angeles CA Community College District GO	5.000%	8/1/28	90	98
[9]	Los Angeles CA Community College District GO	5.000%	8/1/28	250	273
	Los Angeles CA Community College District GO	5.000%	8/1/29	50	56
	Los Angeles CA Community College District GO	5.000%	8/1/29	5	6
	Los Angeles CA Community College District GO	5.000%	8/1/30	20	23
	Los Angeles CA Community College District GO	5.000%	8/1/30	175	199
[9]	Los Angeles CA Community College District GO	5.000%	8/1/30	285	324
	Los Angeles CA Community College District GO	5.000%	8/1/31	55	64
	Los Angeles CA Community College District GO	5.000%	8/1/33	175	209
	Los Angeles CA Community College District GO	5.000%	8/1/34	145	175
	Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/36	55	57
	Los Angeles CA Community College District GO	5.000%	8/1/37	45	52
	Los Angeles CA Community College District GO	4.000%	8/1/38	125	126
	Los Angeles CA Community College District GO	4.000%	8/1/38	25	25
	Los Angeles CA Community College District GO	5.000%	8/1/38	115	136
14

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	3.000%	8/1/39	135	131
Los Angeles CA Solid Waste Resources Resource Recovery Revenue	5.000%	2/1/38	10	12
Los Angeles CA Unified School District COP	5.000%	10/1/25	50	51
Los Angeles CA Unified School District COP	5.000%	10/1/26	90	94
Los Angeles CA Unified School District COP	5.000%	10/1/29	25	28
Los Angeles CA Unified School District COP	5.000%	10/1/31	100	114
Los Angeles CA Unified School District COP	5.000%	10/1/32	250	289
Los Angeles CA Unified School District COP	5.000%	10/1/33	220	258
Los Angeles CA Unified School District COP	5.000%	10/1/34	75	87
Los Angeles CA Unified School District COP	5.000%	10/1/35	125	145
Los Angeles CA Unified School District COP	5.000%	10/1/36	260	300
Los Angeles CA Unified School District COP	5.000%	10/1/37	195	224
Los Angeles CA Unified School District COP	5.000%	10/1/38	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,145	1,160
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,375	1,393
Los Angeles CA Unified School District GO	5.000%	7/1/25	215	218
Los Angeles CA Unified School District GO	5.000%	7/1/25	55	56
Los Angeles CA Unified School District GO	5.000%	7/1/25	545	552
Los Angeles CA Unified School District GO	5.000%	7/1/25	360	365
Los Angeles CA Unified School District GO	5.000%	7/1/26	185	188
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,175	1,222
Los Angeles CA Unified School District GO	5.000%	7/1/26	265	276
Los Angeles CA Unified School District GO	5.000%	7/1/26	100	104
Los Angeles CA Unified School District GO	5.000%	7/1/26	505	525
Los Angeles CA Unified School District GO	5.000%	7/1/26	300	312
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,510	1,570
Los Angeles CA Unified School District GO	5.000%	7/1/27	805	836
Los Angeles CA Unified School District GO	5.000%	7/1/27	35	37
Los Angeles CA Unified School District GO	5.000%	7/1/27	30	32
Los Angeles CA Unified School District GO	5.000%	7/1/27	60	64
Los Angeles CA Unified School District GO	5.000%	7/1/27	345	368
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	293
Los Angeles CA Unified School District GO	5.000%	7/1/27	40	41
Los Angeles CA Unified School District GO	5.000%	7/1/28	60	65
Los Angeles CA Unified School District GO	5.000%	7/1/28	275	300
Los Angeles CA Unified School District GO	5.000%	7/1/28	55	60
Los Angeles CA Unified School District GO	5.000%	7/1/28	450	466
Los Angeles CA Unified School District GO	5.000%	7/1/28	560	611
Los Angeles CA Unified School District GO	5.000%	7/1/28	135	147
Los Angeles CA Unified School District GO	5.000%	7/1/28	75	82
Los Angeles CA Unified School District GO	5.000%	7/1/28	180	196
Los Angeles CA Unified School District GO	5.000%	7/1/28	450	491
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	25
Los Angeles CA Unified School District GO	5.000%	7/1/29	235	262
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	70
Los Angeles CA Unified School District GO	5.000%	7/1/29	100	111
Los Angeles CA Unified School District GO	5.000%	7/1/29	45	50
Los Angeles CA Unified School District GO	5.000%	7/1/29	800	892
Los Angeles CA Unified School District GO	5.000%	7/1/29	70	78
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/30	20	22
Los Angeles CA Unified School District GO	5.000%	7/1/30	325	336
Los Angeles CA Unified School District GO	5.000%	7/1/30	410	466
Los Angeles CA Unified School District GO	5.000%	7/1/30	220	250
Los Angeles CA Unified School District GO	5.000%	7/1/30	210	239
Los Angeles CA Unified School District GO	5.000%	7/1/30	730	830
Los Angeles CA Unified School District GO	5.000%	7/1/30	185	210
Los Angeles CA Unified School District GO	5.000%	7/1/30	250	284
Los Angeles CA Unified School District GO	3.000%	7/1/31	185	184
Los Angeles CA Unified School District GO	5.000%	7/1/31	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/31	500	579
Los Angeles CA Unified School District GO	5.000%	7/1/31	10	12
Los Angeles CA Unified School District GO	3.000%	7/1/32	145	144
Los Angeles CA Unified School District GO	4.000%	7/1/32	70	75
Los Angeles CA Unified School District GO	4.000%	7/1/32	75	81
Los Angeles CA Unified School District GO	5.000%	7/1/32	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/32	930	1,053
Los Angeles CA Unified School District GO	5.000%	7/1/32	30	33
Los Angeles CA Unified School District GO	5.000%	7/1/32	1,785	2,098
Los Angeles CA Unified School District GO	4.000%	7/1/33	10	11
15

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/33	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/33	245	276
Los Angeles CA Unified School District GO	5.000%	7/1/33	40	46
Los Angeles CA Unified School District GO	5.000%	7/1/33	105	112
Los Angeles CA Unified School District GO	5.000%	7/1/33	75	85
Los Angeles CA Unified School District GO	5.000%	7/1/33	1,600	1,905
Los Angeles CA Unified School District GO	5.000%	7/1/33	75	89
Los Angeles CA Unified School District GO	3.000%	1/1/34	20	20
Los Angeles CA Unified School District GO	5.000%	7/1/34	890	1,074
Los Angeles CA Unified School District GO	3.000%	7/1/35	25	24
Los Angeles CA Unified School District GO	5.000%	7/1/35	225	253
Los Angeles CA Unified School District GO	5.000%	7/1/35	100	119
Los Angeles CA Unified School District GO	4.000%	7/1/36	445	474
Los Angeles CA Unified School District GO	5.000%	7/1/36	150	178
Los Angeles CA Unified School District GO	5.000%	7/1/36	130	157
Los Angeles CA Unified School District GO	5.000%	7/1/37	30	32
Los Angeles CA Unified School District GO	5.000%	7/1/37	60	70
Los Angeles CA Unified School District GO	5.000%	7/1/37	10	12
Los Angeles CA Unified School District GO	3.000%	7/1/38	20	19
Los Angeles CA Unified School District GO	4.000%	7/1/38	180	189
Los Angeles CA Unified School District GO	5.000%	7/1/38	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/38	110	128
Los Angeles CA Unified School District GO	5.000%	7/1/38	200	239
Los Angeles CA Unified School District GO	4.000%	7/1/39	870	900
Los Angeles CA Unified School District GO	5.000%	7/1/39	175	205
Los Angeles CA Unified School District GO	4.000%	7/1/40	30	31
Los Angeles CA Unified School District GO	4.000%	7/1/40	235	235
Los Angeles CA Unified School District GO	5.000%	7/1/40	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/41	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/41	10	12
Los Angeles CA Unified School District GO	5.000%	7/1/41	200	235
Los Angeles CA Unified School District GO	5.000%	7/1/42	10	11
Los Angeles CA Unified School District GO	5.250%	7/1/42	335	356
Los Angeles CA Unified School District GO	5.250%	7/1/42	35	41
Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/43	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/43	255	296
Los Angeles CA Unified School District GO	4.000%	7/1/44	280	284
Los Angeles CA Unified School District GO	4.000%	7/1/44	90	91
Los Angeles CA Unified School District GO	5.000%	7/1/44	350	405
Los Angeles CA Unified School District GO	3.000%	7/1/45	260	223
Los Angeles CA Unified School District GO	2.625%	7/1/46	50	38
Los Angeles CA Unified School District GO	5.250%	7/1/47	125	141
Los Angeles CA Unified School District GO	5.250%	7/1/48	60	69
Los Angeles CA Unified School District GO	4.000%	7/1/49	500	504
Los Angeles CA Unified School District GO	5.250%	7/1/49	715	823
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	235	238
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	135	140
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	35	36
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	180	192
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	310	338
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	105	115
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	35	35
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	90	100
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	97
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	205	217
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	35	37
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	90	104
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	23
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	20
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	395	398
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/47	55	61
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	430	449
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	10
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	460	463
Los Angeles Community College District GO	5.000%	8/1/35	10	12
Los Angeles County CA General Fund Revenue TRAN	5.000%	6/30/25	200	203
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	100	113
16

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	100	113
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	275	310
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	75	79
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	1,195	1,203
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10	10
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	40	44
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/30	90	102
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/34	30	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/35	100	120
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/37	500	596
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	500	594
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/39	85	100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	75	76
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	430	435
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	125	130
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	73
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	265	282
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	25	27
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/27	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	57
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	290	316
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	60
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	115	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	80	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	150	167
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	215	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	45	50
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	55	59
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	130	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	150	155
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	27
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	28
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	100	104
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	150	172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	95	107
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	64
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	30	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	215	228
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	235	255
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	225	252
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	410	435
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	400	433
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	205	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	185	196
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	100	115
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	105	114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	30	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	265	286
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	45	54
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	125	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	155	173
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	140	151
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	180	189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	60	63
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	125	134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	155	172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	205	221
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20	21
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	50	57
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	100	106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	45	47
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	65	70
17

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	145	153
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/39	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,000	1,056
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/39	115	118
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	120	126
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	275	295
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	90	95
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	15	16
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	205	230
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	35	39
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	345	362
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	390	409
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,050	1,116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	55	61
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/45	65	72
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	150	180
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	200	200
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5	6
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	30	33
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/41	100	118
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	100	115
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	725	737
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	90	97
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	550	557
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	60	65
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	100	101
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	100	117
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	100	82
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	150	108
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	100	101
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	100	113
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/40	195	195
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	60	60
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	700	711
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	300	305
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	390	396
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	265	268
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	30	33
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	45	49
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	75	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	35	39
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	35	35
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	110	123
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	50	50
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	95	107
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	50	55
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	110	123
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	65	72
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	80	84
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	255	282
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	60	68
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	435	480
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	105	118
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	20	20
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	140	154
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	355	389
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	420	459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	45	50
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	10	11
18

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	80	85
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	835	914
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	770	837
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	250	274
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	15	16
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	210	233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	930	942
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	110	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	295	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	75	80
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	170	181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	95	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	70	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	120	129
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	250	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	25	28
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	72
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	72
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	65	74
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	95	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	115	121
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	250	284
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	155	179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	55	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	485	526
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	250	289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	125	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	280	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	115	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	105	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	40	44
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	10	12
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	95	99
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	200	218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	220	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	35	35
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	70	73
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	20	24
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	520	543
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	500	603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	115	136
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	30	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	210	247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	370	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	75	81
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	100	119
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	500	597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	138
19

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	35	41
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/37	250	261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	135	160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	235	260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	20	23
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	70	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	40	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	40	47
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	300	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	70	77
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	55	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	25	28
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	275	304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	75	84
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	200	232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	75	78
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	500	517
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	60	67
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	135	151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,325	1,508
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	40	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20	23
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	265	303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	120	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	50	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	23
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	145	164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	265	304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	135
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	227
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	40	45
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	55	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	175	180
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	430	484
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	70	76
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	10	11
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	500	562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	85	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	200	223
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	50	53
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	80	86
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	600	649
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	190	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	100	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	90	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	80	90
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	470	523
[9]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	500	559
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	1,000	1,142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	105	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	285	293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	52
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	55	57
20

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	11
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	120	123
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	45	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	40	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	175	179
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	30	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	110	129
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	45	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	245	264
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	50	60
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	89
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	230	273
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	85	96
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	35	38
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	295	334
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	50	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	20	24
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	102
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	55	66
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	45	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	40	42
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	300	336
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	155	180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	725	861
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	15	18
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	35	40
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	235	262
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	30	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,530	2,889
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	45	52
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	155
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	175	199
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	200	229
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	30	34
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	280	328
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	70	83
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	115	129
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	50	55
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	30	33
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	40	47
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	36
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	125	138
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	25	28
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	100	113
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	120	138
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	150	159
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	55	62
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	30	32
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	30	32
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	275	302
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	65	72
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	70	73
21

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	615	619
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	70	78
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	75	81
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	240	272
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	440	450
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	200	209
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	285	298
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	150	156
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	120	125
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	15	16
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	10	10
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	90	91
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	35	36
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	45	46
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	175	177
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	75	78
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/37	860	869
	Los Angeles Unified School District COP	5.000%	10/1/30	25	28
	Los Angeles Unified School District GO	2.000%	7/1/29	105	98
	Los Rios Community College District GO	3.000%	8/1/25	320	321
	Magnolia CA School District GO	0.000%	8/1/36	50	31
	Marin Community College District GO, Prere.	4.000%	2/15/27	40	41
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	140	139
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	10	10
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	65	66
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	325	322
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	60	62
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/27	75	76
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	40	43
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	35	38
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	250	254
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	25	27
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	90	100
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	70	78
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/31	10	12
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	20	23
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/32	30	35
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/34	45	54
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	10	11
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/35	5	6
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	220	240
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	45	52
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	115	125
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	45	49
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	155	172
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	210	226
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	430	474
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	195	210
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	300	335
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/49	325	367
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/51	100	109
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	125	135
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	390	434
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	450	456
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	160	162
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	55	56
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	235	241
	Miracosta Community College District GO	4.000%	8/1/45	175	178
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/48	225	256
[3]	Monrovia Unified School District GO	0.000%	8/1/30	100	84
	Montebello Unified School District GO	5.000%	8/1/41	15	15
	Montebello Unified School District GO	4.000%	8/1/46	60	60
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	43
[6]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	120	101
	Mount San Antonio Community College District GO	5.000%	8/1/44	175	188
	Mount San Antonio Community College District GO	0.000%	8/1/45	445	194
	Mount San Antonio Community College District GO	0.000%	8/1/46	1,670	694
22

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount San Antonio Community College District GO	2.250%	8/1/46	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/46	100	102
	Mount San Antonio Community College District GO	4.000%	8/1/49	400	404
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	60	60
	Mount San Jacinto Community College District GO	4.000%	8/1/43	210	212
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	1,250	1,261
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/55	105	105
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	140	144
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	90	90
[1]	Natomas Unified School District GO	4.000%	8/1/45	50	50
[1]	Natomas Unified School District GO	4.000%	8/1/49	50	50
	Newport Mesa Unified School District GO	0.000%	8/1/36	100	68
	Newport Mesa Unified School District GO	0.000%	8/1/45	185	79
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	60	62
	North Orange County CA Community College District GO	4.000%	8/1/44	110	111
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	55	62
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	20	23
	Northern California Power Agency Power Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/32	245	287
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	20	22
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	196
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	125	140
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	125	145
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	215	254
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	30	30
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	45	54
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	205	247
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/36	10	12
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	110	132
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/38	190	228
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	150	179
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	60	65
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/50	80	86
[10]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	50	30
	Novato CA Unified School District GO	2.375%	8/1/45	290	213
	Oakland CA GO	4.000%	1/15/39	410	411
	Oakland CA GO	2.500%	1/15/47	250	184
	Oakland CA GO	3.000%	1/15/50	115	92
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	45	46
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,250	1,298
[6]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	35	40
	Oakland Unified School District/Alameda County GO	3.000%	8/1/41	80	68
[6]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	70	70
[1]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	250	282
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	50	51
	Ohlone Community College District GO	4.000%	8/1/45	60	60
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	120	120
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/27	65	69
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/25	265	266
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	210	229
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	10	11
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	15	16
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	10	11
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/37	45	53
	Orange County Water District Water Revenue	4.000%	8/15/41	25	25
	Oxnard Union High School District GO	4.000%	8/1/47	360	364
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	30	31
	Palo Alto CA COP	2.000%	11/1/39	500	386
	Palomar Community College District GO	5.250%	8/1/45	2,350	2,460
	Palomar Community College District GO, Prere.	4.000%	8/1/25	300	302
	Palomar Community College District GO, Prere.	5.000%	8/1/25	75	76
	Pasadena Area Community College District GO	4.000%	8/1/52	1,105	1,113
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	350	153
	Pasadena Unified School District GO	4.000%	8/1/35	140	142
	Pasadena Unified School District GO	3.000%	8/1/36	50	48
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/47	10	11
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	10	11
	Peralta Community College District GO	4.000%	8/1/39	35	35
23

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peralta Community College District GO	5.250%	8/1/42	525	597
	Peralta Community College District GO	5.500%	8/1/52	165	187
[1]	Perris Union CA High School District GO	4.000%	9/1/43	155	157
	Perris Union CA High School District GO	3.000%	9/1/45	100	86
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	95	98
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	100	103
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	41
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	550	555
	Pleasanton Unified School District GO	4.000%	8/1/48	25	25
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	50	51
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	1,050	1,073
[1]	Porterville CA Sewer Revenue COP	4.000%	9/15/27	200	208
	Poway Unified School District GO	4.000%	8/1/29	50	50
	Poway Unified School District GO	0.000%	8/1/33	400	304
	Poway Unified School District GO	0.000%	8/1/38	500	308
	Poway Unified School District GO	0.000%	8/1/40	200	112
	Poway Unified School District GO	0.000%	8/1/46	175	70
	Poway Unified School District GO	0.000%	8/1/51	500	159
[1]	Rancho Santiago Community College District GO	5.125%	9/1/28	55	60
[1]	Rancho Santiago Community College District GO	5.125%	9/1/29	175	196
	Rio Hondo CA Community College District GO	6.625%	8/1/42	10	13
	Rio Hondo CA Community College District GO	6.850%	8/1/42	100	130
	Rio Hondo Community College District GO	0.000%	8/1/36	200	135
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	155	170
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	100	102
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	1,275	1,384
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	170	185
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	85	92
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	75	81
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	35	37
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	90	91
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	310	317
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	35	36
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	205	211
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	350	358
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	150	153
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	25	12
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	420	422
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	800	798
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	25	20
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/27	25	27
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	650	696
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	305	326
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	150	160
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	170	181
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	165	175
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	200	205
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	290	308
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	45	48
[1]	Roseville Joint Union High School District GO	0.000%	8/1/30	125	105
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	35	36
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	150	150
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/54	130	131
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	16
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	75	79
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	495	553
[1]	Sacramento City Unified School District GO	5.000%	8/1/45	110	125
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	3,050	3,130
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	35	36
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	100	114
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/44	100	114
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	70	78
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	90	102
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	700	769
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	390	439
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	20	21
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	205	219
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	110	120
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	10	11
24

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	55
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	55
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/29	25	25
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/32	25	29
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/34	40	48
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/35	150	168
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/35	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	35	38
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	300	334
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	35	39
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	215	234
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	1,000	1,014
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	35	39
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	1,000	1,107
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	125	139
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	100	101
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/30	30	34
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	90
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/34	10	12
	San Bernardino Community College District GO	0.000%	8/1/48	570	219
	San Bernardino Community College District GO	4.125%	8/1/49	10	10
	San Bernardino Community College District GO	5.000%	8/1/49	60	65
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	60	61
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	390	406
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	175	182
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	235	245
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	140	150
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	4,135	4,224
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	100	104
	San Diego CA Unified School District GO	5.000%	7/1/25	180	182
	San Diego CA Unified School District GO	5.000%	7/1/26	65	68
	San Diego CA Unified School District GO	5.000%	7/1/27	45	48
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	325	351
	San Diego CA Unified School District GO	5.000%	7/1/28	165	180
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	170	188
	San Diego CA Unified School District GO	0.000%	7/1/29	65	57
	San Diego CA Unified School District GO	4.000%	7/1/29	115	117
	San Diego CA Unified School District GO	5.000%	7/1/29	620	643
	San Diego CA Unified School District GO	5.000%	7/1/29	155	173
	San Diego CA Unified School District GO	0.000%	7/1/30	195	165
	San Diego CA Unified School District GO	0.000%	7/1/30	120	102
	San Diego CA Unified School District GO	0.000%	7/1/30	10	9
	San Diego CA Unified School District GO	5.000%	7/1/30	70	80
	San Diego CA Unified School District GO	5.000%	7/1/30	300	342
	San Diego CA Unified School District GO	5.000%	7/1/30	95	108
	San Diego CA Unified School District GO	0.000%	7/1/31	200	164
	San Diego CA Unified School District GO	4.000%	7/1/31	125	127
	San Diego CA Unified School District GO	5.000%	7/1/31	320	371
	San Diego CA Unified School District GO	0.000%	7/1/32	15	12
	San Diego CA Unified School District GO	4.000%	7/1/32	40	41
	San Diego CA Unified School District GO	4.000%	7/1/32	20	22
	San Diego CA Unified School District GO	4.000%	7/1/33	130	140
[9]	San Diego CA Unified School District GO	5.000%	7/1/34	855	1,017
	San Diego CA Unified School District GO	0.000%	7/1/36	145	99
	San Diego CA Unified School District GO	0.000%	7/1/36	175	110
	San Diego CA Unified School District GO	3.000%	7/1/36	20	19
	San Diego CA Unified School District GO	4.000%	7/1/36	30	31
	San Diego CA Unified School District GO	0.000%	7/1/37	100	65
	San Diego CA Unified School District GO	0.000%	7/1/37	400	239
	San Diego CA Unified School District GO	0.000%	7/1/39	100	55
	San Diego CA Unified School District GO	3.000%	7/1/39	10	9
	San Diego CA Unified School District GO	5.000%	7/1/40	125	126
	San Diego CA Unified School District GO	0.000%	7/1/41	50	27
	San Diego CA Unified School District GO	0.000%	7/1/42	45	23
	San Diego CA Unified School District GO	3.125%	7/1/42	255	232
	San Diego CA Unified School District GO	5.000%	7/1/42	30	34
25

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/42	75	87
	San Diego CA Unified School District GO	5.000%	7/1/43	80	91
	San Diego CA Unified School District GO	5.000%	7/1/43	50	57
	San Diego CA Unified School District GO	3.000%	7/1/44	75	66
	San Diego CA Unified School District GO	4.000%	7/1/44	50	51
	San Diego CA Unified School District GO	5.000%	7/1/44	150	172
	San Diego CA Unified School District GO	0.000%	7/1/45	200	91
	San Diego CA Unified School District GO	0.000%	7/1/45	100	46
	San Diego CA Unified School District GO	2.000%	7/1/45	5	3
	San Diego CA Unified School District GO	2.250%	7/1/45	25	18
	San Diego CA Unified School District GO	5.000%	7/1/45	125	126
	San Diego CA Unified School District GO	4.000%	7/1/46	730	742
	San Diego CA Unified School District GO	4.000%	7/1/46	1,450	1,483
	San Diego CA Unified School District GO	4.000%	7/1/47	485	487
	San Diego CA Unified School District GO	3.250%	7/1/48	1,190	1,051
	San Diego CA Unified School District GO	5.000%	7/1/48	600	668
	San Diego CA Unified School District GO	5.000%	7/1/48	25	28
	San Diego CA Unified School District GO	0.000%	7/1/49	770	287
	San Diego CA Unified School District GO	4.000%	7/1/49	430	432
	San Diego CA Unified School District GO	5.000%	7/1/49	190	213
	San Diego CA Unified School District GO	2.300%	7/1/50	45	30
	San Diego CA Unified School District GO	3.000%	7/1/50	205	169
	San Diego CA Unified School District GO	4.000%	7/1/50	885	891
	San Diego CA Unified School District GO	4.250%	7/1/52	105	108
	San Diego CA Unified School District GO	4.000%	7/1/53	1,100	1,110
	San Diego CA Unified School District GO	4.000%	7/1/53	150	151
	San Diego CA Unified School District GO	5.000%	7/1/53	50	55
	San Diego CA Unified School District GO	4.000%	7/1/54	325	328
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	100	84
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,500	1,273
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	175	183
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	155
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	40	40
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	50	42
	San Diego Community College District GO	5.000%	8/1/27	65	68
	San Diego Community College District GO	5.000%	8/1/27	30	32
	San Diego Community College District GO	5.000%	8/1/28	120	125
	San Diego Community College District GO	4.000%	8/1/43	145	151
	San Diego Community College District GO, Prere.	4.000%	8/1/26	345	353
	San Diego Community College District GO, Prere.	5.000%	8/1/26	15	16
	San Diego Community College District GO, Prere.	5.000%	8/1/26	65	68
	San Diego County CA COP	5.000%	10/1/53	210	231
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	10	11
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	70	77
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	160	175
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	15	16
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	135	146
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	135	140
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	107
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	90	91
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	1,210	1,316
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	10	10
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	85	90
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	475	476
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	235	254
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	55	55
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	60	64
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/25	70	71
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	200	217
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/29	30	33
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	70	82
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	25	30
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	825	844
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	158
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	240	245
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/47	5	6
	San Diego County Water Authority Water Revenue	5.000%	5/1/25	25	25
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	230	249
26

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Water Authority Water Revenue	5.000%	5/1/28	300	303
San Diego County Water Authority Water Revenue	5.000%	5/1/30	20	23
San Diego County Water Authority Water Revenue	5.000%	5/1/30	30	34
San Diego County Water Authority Water Revenue	5.000%	5/1/31	40	46
San Diego County Water Authority Water Revenue	5.000%	5/1/31	135	156
San Diego County Water Authority Water Revenue	5.000%	5/1/32	15	17
San Diego County Water Authority Water Revenue	4.000%	5/1/33	85	91
San Diego County Water Authority Water Revenue	4.000%	5/1/34	40	43
San Diego County Water Authority Water Revenue	4.000%	5/1/35	160	171
San Diego County Water Authority Water Revenue	4.000%	5/1/36	90	96
San Diego County Water Authority Water Revenue	4.000%	5/1/37	75	79
San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	90	91
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	85	94
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	25	27
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	100	112
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	415	354
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	1,020	1,118
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	85	86
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	750	833
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Project)	5.000%	10/15/49	370	412
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/46	65	70
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	235	237
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	30	33
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	380	419
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	55	56
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	195	202
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	400	414
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/32	250	258
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	190	196
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/37	105	108
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	110	112
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	755	785
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	130	135
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	190	198
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	55	57
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	75	77
San Diego Unified School District GO	5.000%	6/15/41	35	38
San Dieguito Union High School District GO	4.000%	2/1/40	975	977
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	45	46
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	140	142
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/29	575	583
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	20	20
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	75	84
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	505	511
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	275	286
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/35	170	186
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	100	94
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	75	71
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/39	140	159
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	35	26
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	160	161
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	350	353
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	120	78
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	915	927
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	575	597
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	345	387
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	75	62
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,415	1,165
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	140	143
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	140	142
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/32	85	87
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	405	414
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	360	367
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	40	41
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	90	92
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	90	78
San Francisco CA City & County GO	5.000%	6/15/25	85	86
San Francisco CA City & County GO	5.000%	6/15/27	35	37
San Francisco CA City & County GO	5.000%	6/15/29	185	206
27

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	225	227
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	105	110
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	20	21
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	85	89
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	145	155
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	65	68
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	105	112
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	310	317
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	140	146
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	75	76
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	260	276
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	35	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	1,500	1,503
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	115	119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	380	401
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	160	191
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	800	801
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	95	113
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	115	116
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	170	200
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	27	32
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	380	383
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	40	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	135	140
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	35	40
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	55	60
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	75	62
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	25	25
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	300	301
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	300	312
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	35	39
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	65	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	220	222
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/26	140	143
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	300	310
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	445	460
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	70	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	90	95
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	40	43
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	70	76
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	135	149
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	69
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	240	263
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	55	63
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	60	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	65	71
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	125	142
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	50	54
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	20	22
28

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	65	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	345	374
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	30	31
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	150	162
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	115	124
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	50	57
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	25	28
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	65	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	980	1,002
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	1,450	1,503
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	245	256
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	95	107
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	30	32
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	100	112
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	165	174
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	115	115
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	160	174
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	10	10
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	255	259
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	3.000%	4/1/31	155	154
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	3.000%	4/1/32	330	327
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	3.250%	4/1/34	50	48
San Francisco City & County CA (Moscone Convention Center Expansion Project) COP	4.000%	4/1/37	575	576
San Francisco City & County CA (Multiple Capital Improvement Project) COP	4.000%	4/1/45	100	102
San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	885	961
San Francisco City & County CA COP	4.000%	4/1/32	70	72
San Francisco City & County CA GO	5.000%	6/15/26	225	233
San Francisco City & County CA GO	5.000%	6/15/27	5	5
San Francisco City & County CA GO	5.000%	6/15/28	1,455	1,586
San Francisco City & County CA GO	5.000%	6/15/29	80	87
San Francisco City & County CA GO	5.000%	6/15/29	925	1,029
San Francisco City & County CA GO	5.000%	6/15/30	70	76
San Francisco City & County CA GO	5.000%	6/15/30	165	187
San Francisco City & County CA GO	5.000%	6/15/31	85	98
San Francisco City & County CA GO	5.000%	6/15/31	185	214
San Francisco City & County CA GO	5.000%	6/15/32	375	440
San Francisco City & County CA GO	5.000%	6/15/32	300	352
San Francisco City & County CA GO	5.000%	6/15/33	80	94
San Francisco City & County CA GO	5.000%	6/15/35	100	120
San Francisco City & County CA GO	5.000%	6/15/36	405	482
San Francisco City & County CA GO	2.000%	6/15/39	175	134
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/51	150	151
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	15	16
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	200	220
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	25	28
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	75	84
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	130	148
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	20	23
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	25	29
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	155	183
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	80	94
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	10	12
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	145	169
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	40	46
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	10	12
29

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	50	58
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/40	110	127
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	50	58
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/42	50	57
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	790	797
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	350	369
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	205	226
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/46	200	200
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	200	219
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	85	86
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	525	588
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	145	146
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	455	506
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	240	267
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,125	1,181
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	3,000	2,935
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	60	71
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	40	41
	San Francisco Community College District GO	2.250%	6/15/45	260	194
	San Francisco Community College District GO	3.000%	6/15/45	40	33
	San Francisco Community College District GO	4.000%	6/15/45	135	136
[6]	San Francisco Community College District GO	5.250%	6/15/49	500	565
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/25	230	230
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/26	40	41
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	175	181
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/29	350	361
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/30	90	90
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/31	85	85
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	175	174
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/33	205	203
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/34	50	49
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	425	427
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	505	511
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	125	126
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	45	48
	San Francisco Unified School District GO	4.000%	6/15/25	545	548
	San Francisco Unified School District GO	5.000%	6/15/30	25	28
	San Francisco Unified School District GO	4.000%	6/15/34	20	20
	San Francisco Unified School District GO	3.500%	6/15/35	15	15
	San Francisco Unified School District GO	5.000%	6/15/38	225	248
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	130	129
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/26	25	24
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/28	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	235	183
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	40	45
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	115	121
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	15	16
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	125	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	2,050	2,053
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	225	226
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	375	374
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	100	95
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	170	157
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	85	85
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	510	511
	San Jose CA GO	5.000%	9/1/28	50	55
	San Jose CA GO	5.000%	9/1/31	25	28
	San Jose CA GO	5.000%	9/1/32	125	137
	San Jose CA GO	5.000%	9/1/33	150	165
	San Jose CA GO	5.000%	9/1/34	110	120
	San Jose CA GO	5.000%	9/1/47	100	106
	San Jose Evergreen Community College District GO	4.000%	9/1/42	25	26
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	87
30

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,000	1,116
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	660	730
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	110	112
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/26	70	73
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	85	90
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/34	215	226
	San Jose Unified School District GO	5.000%	8/1/32	15	15
	San Juan Unified School District GO	4.000%	8/1/29	150	153
	San Juan Unified School District GO	4.000%	8/1/30	465	475
	San Juan Unified School District GO	4.000%	8/1/46	100	102
	San Juan Unified School District GO	4.000%	8/1/49	170	172
[6]	San Luis Obispo County Financing Authority Water Revenue	4.000%	9/1/38	50	50
	San Marcos Unified School District GO	0.000%	8/1/51	670	223
[3]	San Mateo County Community College District GO	0.000%	9/1/27	105	97
[3]	San Mateo County Community College District GO	0.000%	9/1/32	25	20
[3]	San Mateo County Community College District GO	0.000%	9/1/36	50	34
	San Mateo County Community College District GO	5.000%	9/1/45	290	307
	San Mateo Foster City CA School District GO	4.000%	8/1/48	230	233
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/26	0.000%	8/1/42	100	109
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	220	223
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	985	1,000
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	365	370
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	53
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	150	129
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	34
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	800	803
[2]	San Mateo Union High School District GO, 6.450% coupon rate effective 9/1/28	0.000%	9/1/33	100	99
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	1,695	1,832
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	100	83
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/34	0.000%	7/1/51	515	419
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	190	192
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	190	193
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	215	118
	Santa Clara County CA GO	5.000%	8/1/28	10	11
	Santa Clara County CA GO	5.000%	8/1/31	70	74
	Santa Clara County CA GO	5.000%	8/1/32	10	11
	Santa Clara County CA GO	3.000%	8/1/35	145	143
	Santa Clara County CA GO	3.000%	8/1/36	120	117
	Santa Clara County CA GO	3.375%	8/1/37	50	48
	Santa Clara County CA GO	3.250%	8/1/39	5	5
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	90	90
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	45	44
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	60	58
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	200	191
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	1,165	1,101
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	200	201
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	610	522
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/49	200	169
	Santa Clara Unified School District GO	3.000%	7/1/34	250	250
	Santa Clara Unified School District GO	3.000%	7/1/35	170	169
	Santa Clara Unified School District GO	3.000%	7/1/36	120	119
	Santa Clara Unified School District GO	3.500%	7/1/42	50	49
	Santa Clara Unified School District GO	4.000%	7/1/48	30	30
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	150	155
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	115	125
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	65	75
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	20	24
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	215	254
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	15	18
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	95	111
	Santa Clara Valley Water District (Water Utility System Important Project) COP, ETM	4.000%	12/1/24	85	85
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	70	78
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	105	110
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	95	97
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/52	555	619
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/54	500	556
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	2.250%	8/1/47	85	58
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/44	285	287
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/34	40	45
31

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/35	20	22
	Santa Rosa High School District GO	5.000%	8/1/53	55	60
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	220	164
	Sequoia Union High School District GO	5.000%	8/1/30	90	102
	Sequoia Union High School District GO	3.000%	7/1/34	105	104
	Sequoia Union High School District GO	4.000%	7/1/52	100	101
	Sonoma County Junior College District GO	5.000%	8/1/41	25	26
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	265	265
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	10	10
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	25	25
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	300	312
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	130	130
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/31	75	87
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/40	10	12
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	1,000	1,117
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/34	25	30
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	5	6
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/39	30	35
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	50	56
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Flats Project)	5.000%	7/1/28	20	22
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	135	144
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	15	17
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	55	62
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	20	23
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/44	100	114
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	100	114
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	205	229
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	230	258
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	4.000%	8/1/45	125	125
	Southwestern Community College District GO	2.375%	8/1/46	250	178
	Southwestern Community College District GO	4.000%	8/1/46	275	279
	Southwestern Community College District GO	4.000%	8/1/47	220	221
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	127
	State Center Community College District GO	5.000%	8/1/47	75	82
	Stockton Unified School District COP	5.000%	2/1/30	250	266
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	30	30
[1]	Sweetwater Union High School District GO	3.375%	8/1/40	55	52
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	750	260
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/49	200	205
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/25	10	10
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/26	25	26
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/27	50	53
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/28	165	174
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	725	752
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	65	71
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/44	165	178
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	50	52
[1]	Twin Rivers Unified School District GO	0.000%	8/1/38	280	158
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	175	85
[1]	Twin Rivers Unified School District GO	3.375%	8/1/43	30	28
[1]	Twin Rivers Unified School District GO	0.000%	8/1/44	160	69
	University of California College & University Revenue	5.000%	5/15/25	10	10
	University of California College & University Revenue	5.000%	5/15/25	65	66
	University of California College & University Revenue	5.000%	5/15/25	290	293
	University of California College & University Revenue	5.000%	5/15/25	50	51
	University of California College & University Revenue	5.000%	5/15/26	60	62
	University of California College & University Revenue	5.000%	5/15/26	355	359
	University of California College & University Revenue	5.000%	5/15/26	120	124
	University of California College & University Revenue	5.000%	5/15/26	855	886
	University of California College & University Revenue	5.000%	5/15/26	1,135	1,176
	University of California College & University Revenue	4.000%	5/15/27	65	67
	University of California College & University Revenue	5.000%	5/15/27	255	258
	University of California College & University Revenue	5.000%	5/15/27	45	48
	University of California College & University Revenue	5.000%	5/15/27	40	43
	University of California College & University Revenue	5.000%	5/15/27	45	48
	University of California College & University Revenue	5.000%	5/15/27	120	128
32

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/28	120	121
University of California College & University Revenue	5.000%	5/15/28	35	38
University of California College & University Revenue	5.000%	5/15/28	280	297
University of California College & University Revenue	5.000%	5/15/28	270	294
University of California College & University Revenue	5.000%	5/15/28	50	54
University of California College & University Revenue	3.250%	5/15/29	500	500
University of California College & University Revenue	5.000%	5/15/29	35	39
University of California College & University Revenue	5.000%	5/15/29	125	139
University of California College & University Revenue	5.000%	5/15/29	65	69
University of California College & University Revenue	5.000%	5/15/29	210	234
University of California College & University Revenue	5.000%	5/15/29	20	22
University of California College & University Revenue	5.000%	5/15/29	225	250
University of California College & University Revenue	3.250%	5/15/30	15	15
University of California College & University Revenue	4.000%	5/15/30	15	16
University of California College & University Revenue	5.000%	5/15/30	280	296
University of California College & University Revenue	5.000%	5/15/30	70	72
University of California College & University Revenue	5.000%	5/15/30	20	23
University of California College & University Revenue	5.000%	5/15/30	50	57
University of California College & University Revenue	5.000%	5/15/31	20	22
University of California College & University Revenue	5.000%	5/15/31	75	79
University of California College & University Revenue	5.000%	5/15/31	275	277
University of California College & University Revenue	5.000%	5/15/31	50	57
University of California College & University Revenue	5.000%	5/15/31	130	149
University of California College & University Revenue	5.000%	5/15/31	205	236
University of California College & University Revenue	5.000%	5/15/31	50	57
University of California College & University Revenue	5.000%	5/15/31	65	73
University of California College & University Revenue	5.000%	5/15/32	50	54
University of California College & University Revenue	5.000%	5/15/32	25	25
University of California College & University Revenue	5.000%	5/15/32	210	236
University of California College & University Revenue	5.000%	5/15/32	1,515	1,768
University of California College & University Revenue	5.000%	5/15/32	150	175
University of California College & University Revenue	5.000%	5/15/32	125	132
University of California College & University Revenue	5.000%	5/15/32	85	99
University of California College & University Revenue	5.000%	5/15/32	355	414
University of California College & University Revenue	5.000%	5/15/32	65	76
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	70	72
University of California College & University Revenue	5.000%	5/15/33	25	29
University of California College & University Revenue	5.000%	5/15/33	125	148
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	190	225
University of California College & University Revenue	5.000%	5/15/33	85	101
University of California College & University Revenue	5.000%	5/15/33	85	101
University of California College & University Revenue	5.000%	5/15/33	1,400	1,657
University of California College & University Revenue	5.000%	5/15/34	60	62
University of California College & University Revenue	5.000%	5/15/34	365	409
University of California College & University Revenue	5.000%	5/15/34	270	318
University of California College & University Revenue	5.000%	5/15/34	115	138
University of California College & University Revenue	5.000%	5/15/34	160	192
University of California College & University Revenue	5.000%	5/15/35	20	21
University of California College & University Revenue	5.000%	5/15/35	15	16
University of California College & University Revenue	5.000%	5/15/35	185	206
University of California College & University Revenue	5.000%	5/15/35	10	12
University of California College & University Revenue	5.000%	5/15/35	565	664
University of California College & University Revenue	5.000%	5/15/35	675	793
University of California College & University Revenue	5.000%	5/15/35	695	829
University of California College & University Revenue	5.000%	5/15/35	40	48
University of California College & University Revenue	5.000%	5/15/35	1,005	1,199
University of California College & University Revenue	5.000%	5/15/36	475	497
University of California College & University Revenue	5.000%	5/15/36	110	123
University of California College & University Revenue	5.000%	5/15/36	25	29
University of California College & University Revenue	5.000%	5/15/36	450	527
University of California College & University Revenue	5.000%	5/15/36	350	416
University of California College & University Revenue	5.000%	5/15/36	180	188
University of California College & University Revenue	5.000%	5/15/36	55	65
University of California College & University Revenue	5.000%	5/15/37	100	105
University of California College & University Revenue	5.000%	5/15/37	55	59
University of California College & University Revenue	5.000%	5/15/37	125	144
University of California College & University Revenue	5.000%	5/15/37	30	35
University of California College & University Revenue	5.000%	5/15/37	120	142
33

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/37	590	699
University of California College & University Revenue	5.000%	5/15/38	110	117
University of California College & University Revenue	5.000%	5/15/38	600	699
University of California College & University Revenue	5.000%	5/15/38	2,000	2,364
University of California College & University Revenue	5.000%	5/15/38	250	296
University of California College & University Revenue	5.000%	5/15/39	225	249
University of California College & University Revenue	5.000%	5/15/39	210	247
University of California College & University Revenue	5.000%	5/15/39	265	312
University of California College & University Revenue	4.000%	5/15/40	125	128
University of California College & University Revenue	5.000%	5/15/40	75	76
University of California College & University Revenue	5.000%	5/15/40	380	444
University of California College & University Revenue	5.000%	5/15/40	10	12
University of California College & University Revenue	5.000%	5/15/41	420	430
University of California College & University Revenue	5.000%	5/15/41	15	16
University of California College & University Revenue	5.000%	5/15/41	50	58
University of California College & University Revenue	5.000%	5/15/42	15	17
University of California College & University Revenue	5.000%	5/15/42	475	548
University of California College & University Revenue	5.250%	5/15/42	240	251
University of California College & University Revenue	5.000%	5/15/43	55	58
University of California College & University Revenue	5.000%	5/15/43	75	82
University of California College & University Revenue	5.000%	5/15/43	120	136
University of California College & University Revenue	5.000%	5/15/43	70	80
University of California College & University Revenue	5.000%	5/15/43	185	212
University of California College & University Revenue	5.000%	5/15/44	160	183
University of California College & University Revenue	4.000%	5/15/46	500	507
University of California College & University Revenue	5.000%	5/15/46	100	102
University of California College & University Revenue	4.000%	5/15/47	345	348
University of California College & University Revenue	5.000%	5/15/47	65	67
University of California College & University Revenue	5.250%	5/15/47	160	167
University of California College & University Revenue	2.500%	5/15/50	50	35
University of California College & University Revenue	4.000%	5/15/50	235	236
University of California College & University Revenue	4.000%	5/15/51	500	502
University of California College & University Revenue	5.000%	5/15/52	355	388
University of California College & University Revenue	5.000%	5/15/54	705	783
University of California College & University Revenue	5.250%	5/15/58	25	26
University of California College & University Revenue (Limited Project)	4.000%	5/15/25	75	75
University of California College & University Revenue (Limited Project)	5.000%	5/15/25	200	202
University of California College & University Revenue (Limited Project)	5.000%	5/15/26	865	875
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	45	48
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	100	101
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	60	65
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	375	378
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	120	127
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	15	16
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	10	11
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	85	86
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	100	105
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	60	63
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	210	220
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	185	211
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	105	108
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	35	37
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	145	164
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	185	187
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	30	32
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	75	75
University of California College & University Revenue (Limited Project)	4.000%	5/15/37	500	525
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	20	21
University of California College & University Revenue (Limited Project)	4.000%	5/15/38	60	63
University of California College & University Revenue (Limited Project)	4.000%	5/15/39	500	519
University of California College & University Revenue (Limited Project)	5.000%	5/15/39	110	117
University of California College & University Revenue (Limited Project)	4.000%	5/15/41	100	103
University of California College & University Revenue (Limited Project)	5.000%	5/15/42	1,010	1,052
University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	100
University of California College & University Revenue (Limited Project)	4.000%	5/15/46	475	476
University of California College & University Revenue (Limited Project)	5.000%	5/15/46	3,515	3,841
University of California College & University Revenue (Limited Project)	4.000%	5/15/47	130	131
University of California College & University Revenue (Limited Project)	5.000%	5/15/47	175	181
University of California College & University Revenue (Limited Project)	4.000%	5/15/48	190	191
University of California College & University Revenue (Limited Project)	5.000%	5/15/48	60	63
34

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	165	138
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	100	100
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	80	83
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	1,545	1,615
	University of California College & University Revenue (Limited Project)	5.500%	5/15/58	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	12/2/24	5,075	5,075
	University of Cincinnati College & University Revenue	5.000%	5/15/29	135	150
	Upland Unified School District GO	0.000%	8/1/50	1,295	445
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/50	225	225
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	135	137
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	55	56
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	130	137
[10]	West Contra Costa Unified School District GO	0.000%	8/1/27	75	69
[10]	West Contra Costa Unified School District GO	0.000%	8/1/29	665	579
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	350	275
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	530	529
[6]	West Contra Costa Unified School District GO	5.000%	8/1/33	1,000	1,176
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	150	133
	West Contra Costa Unified School District GO	5.000%	8/1/45	100	101
[6]	West Contra Costa Unified School District GO	5.000%	8/1/49	1,000	1,114
	West Contra Costa Unified School District GO	4.000%	8/1/54	155	154
	West Contra Costa Unified School District GO	4.000%	8/1/54	55	55
	West Contra Costa Unified School District GO	4.000%	8/1/54	50	50
[6]	West Contra Costa Unified School District GO	5.000%	8/1/54	80	88
	West Valley-Mission Community College District GO	5.000%	8/1/32	95	101
	West Valley-Mission Community College District GO	4.000%	8/1/34	835	856
	Westside Union School District GO	0.000%	8/1/50	100	32
	William S Hart Union High School District GO	3.500%	8/1/38	285	284
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	170	173
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	95	96
Total Tax-Exempt Municipal Bonds (Cost $527,888)					532,641
Total Investments (99.9%) (Cost $527,888)					532,641
Other Assets and Liabilities—Net (0.1%)					723
Net Assets (100%)					533,364
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $66,000, representing 0.0% of net assets.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
35

California Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $527,888)	532,641
Investment in Vanguard	13
Cash	5
Receivables for Accrued Income	5,786
Total Assets	538,445
Liabilities
Payables for Investment Securities Purchased	5,064
Payables to Vanguard	17
Total Liabilities	5,081
Net Assets	533,364
At November 30, 2024, net assets consisted of:

Paid-in Capital	527,441
Total Distributable Earnings (Loss)	5,923
Net Assets	533,364

Net Assets
Applicable to 5,275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	533,364
Net Asset Value Per Share	$101.11

See accompanying Notes, which are an integral part of the Financial Statements.
36

California Tax-Exempt Bond ETF
Statement of Operations

January 26, 2024[1] to November 30, 2024
($000)
Investment Income
Income
Interest	4,407
Total Income	4,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative	44
Marketing and Distribution	6
Custodian Fees	9
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	21
Trustees’ Fees and Expenses	—
Professional Services	15
Total Expenses	130
Expenses Paid Indirectly	(1)
Fees Waived/Expenses Reimbursed—Note C	(18)
Net Expenses	111
Net Investment Income	4,296
Realized Net Gain (Loss) on Investment Securities Sold	(136)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,753
Net Increase (Decrease) in Net Assets Resulting from Operations	8,913
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
37

California Tax-Exempt Bond ETF
Statement of Changes in Net Assets

January 26, 2024[1] to November 30, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,296
Realized Net Gain (Loss)	(136)
Change in Unrealized Appreciation (Depreciation)	4,753
Net Increase (Decrease) in Net Assets Resulting from Operations	8,913
Distributions
Total Distributions	(2,990)
Capital Share Transactions
Issued	527,441
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	527,441
Total Increase (Decrease)	533,364
Net Assets
Beginning of Period	—
End of Period	533,364
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
38

California Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Jan 26, 2024[1] to November 30, 2024
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	2.609
Net Realized and Unrealized Gain (Loss) on Investments	.529
Total from Investment Operations	3.138
Distributions
Dividends from Net Investment Income	(2.028)
Distributions from Realized Capital Gains	—
Total Distributions	(2.028)
Net Asset Value, End of Period	$101.11
Total Return	3.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$533
Ratio of Total Expenses to Average Net Assets	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.07%[3]
Portfolio Turnover Rate[5]	80%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

California Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard California Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $18,000 (0.01%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
40

California Tax-Exempt Bond ETF
At November 30, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,307
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,734
Capital Loss Carryforwards	(118)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,923
The tax character of distributions paid was as follows:
Period Ended November 30,
2024 Amount ($000)
Tax-Exempt Income	2,990
Ordinary Income*	—
Long-Term Capital Gains	—
Total	2,990
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	527,907
Gross Unrealized Appreciation	5,095
Gross Unrealized Depreciation	(361)
Net Unrealized Appreciation (Depreciation)	4,734
G.	During the period ended November 30, 2024, the fund purchased $597,124,000 of investment securities and sold $142,025,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $58,111,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended November 30, 2024, such purchases were  $800,000 and sales were $4,575,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

January 26[1] to November 30, 2024
Shares (000)
Issued	5,275
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	5,275
1	Inception.
41

California Tax-Exempt Bond ETF
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At November 30, 2024, one shareholder was a record or beneficial owner of 51% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.
42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard California Tax-Exempt Bond ETF (one of the funds constituting Vanguard California Tax-Free Funds, referred to hereafter as the "Fund") as of November 30, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 26, 2024 (inception) through November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period January 26, 2024 (inception) through November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
43

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0380 012025
44

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.